Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
As of March 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.5%)
Australia (6.5%)
	BHP Group Ltd.	41,637,304	1,203,899
	Commonwealth Bank of Australia	13,956,535	1,094,742
	CSL Ltd.	3,983,854	747,480
	National Australia Bank Ltd.	25,970,060	588,016
	Westpac Banking Corp.	28,877,473	491,152
	ANZ Group Holdings Ltd.	24,849,330	476,265
	Wesfarmers Ltd.	9,364,030	417,400
	Macquarie Group Ltd.	3,006,299	391,052
	Goodman Group	15,265,924	336,267
	Woodside Energy Group Ltd.	15,640,136	311,745
	Rio Tinto Ltd.	3,071,685	243,785
	Transurban Group	25,470,042	220,956
	Fortescue Ltd.	13,155,710	220,161
	Woolworths Group Ltd.	10,083,090	217,956
	Aristocrat Leisure Ltd.	5,362,348	150,151
	QBE Insurance Group Ltd.	12,336,249	145,823
*	James Hardie Industries plc GDR	3,601,361	144,751
	Santos Ltd.	26,858,156	135,980
	Brambles Ltd.	11,500,047	121,028
	Coles Group Ltd.	10,759,237	118,774
	Cochlear Ltd.	530,450	116,662
	Amcor plc GDR	11,978,676	112,662
	Suncorp Group Ltd.	10,479,542	111,858
*	Xero Ltd.	1,237,619	107,462
	Scentre Group	42,903,492	94,753
	Northern Star Resources Ltd.	9,304,517	87,793
	Origin Energy Ltd.	14,218,329	85,292
	Computershare Ltd. (XASX)	4,946,241	84,249
	Telstra Group Ltd.	33,467,488	84,185
	Insurance Australia Group Ltd.	19,874,800	82,904
	WiseTech Global Ltd.	1,329,687	81,328
	Sonic Healthcare Ltd.	3,929,102	75,293
	South32 Ltd.	37,738,998	73,641
	CAR Group Ltd.	2,980,645	70,063
	ASX Ltd.	1,600,332	69,235
	Mineral Resources Ltd.	1,410,730	65,089
	Stockland	19,738,431	62,371
	Lottery Corp. Ltd.	18,388,333	61,667
	Pilbara Minerals Ltd.	23,755,110	59,280
	APA Group	10,605,922	58,131
	BlueScope Steel Ltd.	3,671,033	57,096
	Medibank Pvt Ltd.	22,758,690	55,762

		Shares	Market Value ($000)
	Treasury Wine Estates Ltd.	6,715,509	54,474
	Ramsay Health Care Ltd.	1,449,120	53,348
	Ampol Ltd.	1,970,801	51,123
	REA Group Ltd.	416,825	50,364
	Mirvac Group	32,622,685	50,141
*	NEXTDC Ltd.	4,233,342	49,038
	GPT Group	15,921,763	47,383
	SEEK Ltd.	2,896,572	47,233
	Orica Ltd.	3,956,607	47,061
	Dexus	8,902,577	45,871
	Washington H Soul Pattinson & Co. Ltd.	2,012,664	44,062
	Vicinity Ltd.	31,019,807	43,057
	Altium Ltd.	971,858	41,282
	Endeavour Group Ltd.	11,346,043	40,737
	Aurizon Holdings Ltd.	14,642,329	38,179
	JB Hi-Fi Ltd.	902,565	37,784
	Evolution Mining Ltd.	15,356,609	35,891
	Charter Hall Group	3,887,265	34,813
	Steadfast Group Ltd.	9,015,625	34,544
	ALS Ltd.	3,996,461	34,171
	Worley Ltd.	3,113,952	33,989
	Atlas Arteria Ltd.	9,409,558	32,674
	Cleanaway Waste Management Ltd.	18,333,959	32,485
	Reece Ltd.	1,761,954	32,261
	Bendigo & Adelaide Bank Ltd.	4,690,398	31,328
	Seven Group Holdings Ltd.	1,171,586	31,133
	Qube Holdings Ltd.	13,868,665	30,814
	Incitec Pivot Ltd.	16,029,861	30,190
*	Lynas Rare Earths Ltd.	7,722,164	28,502
	Pro Medicus Ltd.	420,861	28,459
	IDP Education Ltd.	2,309,728	26,962
	AGL Energy Ltd.	4,947,116	26,904
	Whitehaven Coal Ltd.	5,763,098	26,652
	Technology One Ltd.	2,310,984	25,543
*	Qantas Airways Ltd.	6,998,122	24,844
	Reliance Worldwide Corp. Ltd.	6,492,794	24,363
	Lendlease Corp. Ltd.	5,657,217	23,697
	IGO Ltd.	5,118,070	23,581
	CSR Ltd.	3,961,649	22,774
	Bank of Queensland Ltd.	5,525,500	22,764
[1]	Viva Energy Group Ltd.	9,022,219	21,769
*	Paladin Energy Ltd.	24,213,622	21,573
*	Sandfire Resources Ltd.	3,724,170	21,571
	Breville Group Ltd.	1,176,785	21,083
	Metcash Ltd.	8,176,231	20,838
	nib holdings Ltd.	3,999,758	20,487
	Orora Ltd.	11,119,850	19,705
*	Alumina Ltd.	20,885,556	19,354
*	Telix Pharmaceuticals Ltd.	2,260,971	18,975
	Downer EDI Ltd.	5,550,062	18,456
	Champion Iron Ltd.	3,818,942	18,437
[2]	Flight Centre Travel Group Ltd.	1,287,687	18,317
*	Webjet Ltd.	3,106,770	17,864
	AMP Ltd.	22,981,115	17,531
	Beach Energy Ltd.	14,580,704	17,487
[2]	ARB Corp. Ltd.	631,699	17,017
	Challenger Ltd.	3,673,331	17,016
	Ansell Ltd.	1,050,186	16,818

		Shares	Market Value ($000)
	Ventia Services Group Pty. Ltd.	6,618,077	16,608
	Iluka Resources Ltd.	3,472,227	16,320
	Harvey Norman Holdings Ltd.	4,858,001	16,303
	National Storage REIT	10,217,152	15,970
	Perseus Mining Ltd.	11,278,072	15,815
	Perpetual Ltd.	930,182	15,204
	Region RE Ltd.	9,580,893	14,919
	AUB Group Ltd.	762,020	14,768
	Domino's Pizza Enterprises Ltd.	519,418	14,675
	Eagers Automotive Ltd.	1,585,599	14,631
	Premier Investments Ltd.	675,697	14,445
	Super Retail Group Ltd.	1,340,699	14,069
	Charter Hall Long Wale REIT	5,566,927	13,849
	HUB24 Ltd.	471,875	13,034
	Nine Entertainment Co. Holdings Ltd.	11,623,627	12,947
	New Hope Corp. Ltd.	4,260,083	12,906
*,1	Life360 Inc. GDR	1,463,806	12,484
*	Neuren Pharmaceuticals Ltd.	888,501	12,280
*	Megaport Ltd.	1,250,008	12,202
	HomeCo Daily Needs REIT	14,303,757	11,832
	Bapcor Ltd.	2,837,621	11,667
	Nufarm Ltd.	3,191,203	11,442
	Nickel Industries Ltd.	21,572,185	11,378
	Ramelius Resources Ltd.	9,290,983	11,277
	Deterra Royalties Ltd.	3,502,708	11,255
	Sigma Healthcare Ltd.	13,312,036	11,238
*	Boral Ltd.	2,744,134	10,942
*	Bellevue Gold Ltd.	8,851,670	10,886
	Sims Ltd.	1,311,511	10,866
*	Genesis Minerals Ltd.	8,683,150	10,503
	Ingenia Communities Group	3,068,050	10,450
*	De Grey Mining Ltd.	12,612,138	10,407
	Corporate Travel Management Ltd.	940,008	10,397
	Centuria Industrial REIT	4,434,868	10,230
	Charter Hall Retail REIT	4,149,079	10,030
*	Boss Energy Ltd.	3,207,283	9,959
*,2	Liontown Resources Ltd.	13,021,430	9,915
	Lovisa Holdings Ltd.	454,194	9,875
	GrainCorp Ltd. Class A	1,830,844	9,829
*	PEXA Group Ltd.	1,112,155	9,819
	BWP Trust	4,110,992	9,671
*	Karoon Energy Ltd.	6,704,203	9,471
	Netwealth Group Ltd.	684,697	9,415
	HMC Capital Ltd.	1,998,872	9,359
	Brickworks Ltd.	499,118	9,264
	Tabcorp Holdings Ltd.	18,817,641	9,260
[2]	Yancoal Australia Ltd.	2,695,198	9,202
	Lifestyle Communities Ltd.	901,110	9,197
	Gold Road Resources Ltd.	8,893,386	9,171
	Waypoint REIT Ltd.	5,481,555	9,106
	GUD Holdings Ltd.	1,162,404	8,934
	TPG Telecom Ltd.	3,029,173	8,900
	Insignia Financial Ltd.	5,365,161	8,817
*	Capricorn Metals Ltd.	2,513,259	8,430
*	Audinate Group Ltd.	601,866	8,210
*	IRESS Ltd.	1,499,990	8,103
*	Star Entertainment Group Ltd.	21,341,050	7,987
	Arena REIT	3,034,509	7,849

		Shares	Market Value ($000)
[2]	GQG Partners Inc. GDR	5,373,325	7,848
*	Temple & Webster Group Ltd.	907,066	7,758
	Elders Ltd.	1,255,985	7,676
	IPH Ltd.	1,863,039	7,658
*,3	Regis Resources Ltd.	5,809,478	7,636
*	Adbri Ltd.	3,719,446	7,591
*,2	PolyNovo Ltd.	5,058,835	7,215
	Inghams Group Ltd.	3,077,548	7,200
	Magellan Financial Group Ltd.	1,116,717	7,195
	EVT Ltd.	872,052	7,059
	Codan Ltd.	989,600	7,010
*	Zip Co. Ltd.	7,727,774	6,995
	Monadelphous Group Ltd.	733,931	6,780
	Bega Cheese Ltd.	2,488,024	6,779
*	West African Resources Ltd.	8,650,170	6,773
	NRW Holdings Ltd.	3,532,875	6,740
	Centuria Capital Group	5,888,002	6,710
*	Red 5 Ltd.	26,035,012	6,457
	Helia Group Ltd.	2,524,934	6,433
*,2	SiteMinder Ltd.	1,753,401	6,432
	Johns Lyng Group Ltd.	1,533,330	6,407
	Data#3 Ltd.	1,173,086	6,329
	Imdex Ltd.	4,170,230	6,327
	McMillan Shakespeare Ltd.	491,148	6,280
	Pinnacle Investment Management Group Ltd.	794,622	6,017
*	Emerald Resources NL	3,123,895	5,972
	Kelsian Group Ltd.	1,584,089	5,962
	Link Administration Holdings Ltd.	4,043,932	5,879
	Collins Foods Ltd.	879,979	5,815
*	Silver Lake Resources Ltd.	7,135,636	5,770
	Credit Corp. Group Ltd.	467,990	5,638
	Westgold Resources Ltd.	3,283,263	5,617
*	Macquarie Technology Group Ltd.	105,113	5,451
*	Silex Systems Ltd.	1,598,300	5,342
*	Deep Yellow Ltd.	6,138,222	5,337
	G8 Education Ltd.	6,783,306	5,304
*	MMA Offshore Ltd.	3,033,446	5,162
*	Fleetpartners Group Ltd.	2,034,352	4,986
[1]	Coronado Global Resources Inc. GDR	6,061,534	4,934
	Charter Hall Social Infrastructure REIT	2,783,722	4,913
	Perenti Ltd.	7,621,781	4,867
*	Resolute Mining Ltd.	17,338,696	4,863
*,2	Healius Ltd.	5,585,411	4,820
	Jumbo Interactive Ltd.	423,379	4,731
*	Aussie Broadband Ltd.	1,965,616	4,583
	SmartGroup Corp. Ltd.	708,274	4,485
*	Cettire Ltd.	1,677,776	4,429
[2]	Vulcan Steel Ltd.	803,169	4,414
	Domain Holdings Australia Ltd.	2,050,898	4,382
	Hansen Technologies Ltd.	1,361,527	4,322
	oOh!media Ltd.	3,653,218	4,237
	Stanmore Resources Ltd.	1,964,207	4,127
	Rural Funds Group	2,992,728	4,076
	Growthpoint Properties Australia Ltd.	2,374,821	3,930
	Nick Scali Ltd.	391,260	3,925
*,2	Imugene Ltd.	56,608,722	3,874
*	Strike Energy Ltd.	22,738,078	3,849
	PWR Holdings Ltd.	511,775	3,847

		Shares	Market Value ($000)
	Service Stream Ltd.	4,680,299	3,814
	GWA Group Ltd.	2,129,216	3,719
	Austal Ltd.	2,576,033	3,687
*	Azure Minerals Ltd.	1,538,933	3,654
*	Alpha HPA Ltd.	6,363,375	3,652
	Myer Holdings Ltd.	6,873,960	3,649
	Dexus Industria REIT	1,808,204	3,639
*	Judo Capital Holdings Ltd.	4,179,950	3,624
	Clinuvel Pharmaceuticals Ltd.	385,745	3,609
	Accent Group Ltd.	2,708,169	3,583
	Infomedia Ltd.	3,069,687	3,562
	Abacus Storage King	4,282,758	3,487
*	Kogan.com Ltd.	673,496	3,463
	Hotel Property Investments Ltd.	1,568,050	3,453
	Ridley Corp. Ltd.	2,102,447	3,413
*,2	Tietto Minerals Ltd.	8,492,013	3,406
*	Nanosonics Ltd.	1,891,996	3,389
	Cromwell Property Group	11,792,264	3,342
*,2	Wildcat Resources Ltd.	7,808,375	3,313
	Abacus Group	4,025,443	3,278
*,2	Weebit Nano Ltd.	1,470,107	3,209
	Centuria Office REIT	3,679,836	3,201
*	Cooper Energy Ltd.	21,962,848	3,159
*	Mayne Pharma Group Ltd.	657,999	3,103
*,2	Superloop Ltd.	3,512,306	3,089
	Platinum Asset Management Ltd.	4,300,991	3,028
	Dicker Data Ltd.	426,127	2,990
	Australian Ethical Investment Ltd.	918,810	2,953
	HealthCo REIT	3,568,475	2,953
*	Select Harvests Ltd.	985,337	2,857
	Regis Healthcare Ltd.	1,075,702	2,811
*,2	Mesoblast Ltd.	7,568,668	2,736
*	Bravura Solutions Ltd.	2,957,875	2,697
*,2	Arafura Rare Earths Ltd.	19,958,321	2,668
*	Opthea Ltd.	5,486,548	2,644
[2,3]	APM Human Services International Ltd.	2,417,789	2,586
*	Latin Resources Ltd.	21,422,707	2,580
*,3	Leo Lithium Ltd.	7,547,085	2,484
*,3	AVZ Minerals Ltd.	18,520,485	2,353
*	Nuix Ltd.	1,599,437	2,324
*,2	Vulcan Energy Resources Ltd.	1,237,180	2,314
	Navigator Global Investments Ltd. (XASX)	2,156,261	2,307
*	Omni Bridgeway Ltd.	2,325,195	2,294
*	Australian Agricultural Co. Ltd.	2,585,056	2,292
*,2	EML Payments Ltd.	2,593,475	2,079
	Emeco Holdings Ltd.	4,381,967	2,030
	MyState Ltd.	843,776	2,012
*,2	Chalice Mining Ltd.	2,777,185	1,953
*	OFX Group Ltd.	1,832,194	1,945
*,2	Syrah Resources Ltd.	6,003,764	1,938
	Integral Diagnostics Ltd.	1,303,918	1,913
*,2	Carnarvon Energy Ltd.	14,823,690	1,834
	SG Fleet Group Ltd.	925,050	1,778
[2]	Australian Clinical Labs Ltd.	1,001,538	1,755
*	Tyro Payments Ltd.	2,593,788	1,739
*,2	ioneer Ltd.	16,526,891	1,723
	Australian Finance Group Ltd.	1,615,937	1,716
*,2	Sayona Mining Ltd.	66,319,965	1,688

		Shares	Market Value ($000)
*	Mount Gibson Iron Ltd.	5,773,933	1,615
*,2	Core Lithium Ltd.	15,963,741	1,611
	Baby Bunting Group Ltd.	1,085,195	1,484
*	Alkane Resources Ltd.	3,626,578	1,479
*	Aurelia Metals Ltd.	14,557,973	1,469
	Cedar Woods Properties Ltd.	460,080	1,439
	GDI Property Group Partnership	3,577,001	1,434
*	Coast Entertainment Holdings Ltd.	4,029,997	1,392
*,2	BrainChip Holdings Ltd.	6,871,365	1,388
*	Calix Ltd.	1,325,630	1,264
*,2	Fineos Corp. Ltd. GDR	1,133,495	1,248
	Southern Cross Media Group Ltd.	1,891,003	1,177
	Jupiter Mines Ltd.	7,668,459	1,124
*,2	Praemium Ltd.	3,716,078	1,066
[2]	Humm Group Ltd.	3,207,318	1,044
*,2	Novonix Ltd.	1,768,371	987
	Solvar Ltd.	1,338,328	935
*	Seven West Media Ltd.	7,289,604	903
	PointsBet Holdings Ltd.	1,642,457	883
*,2	Argosy Minerals Ltd.	9,847,470	866
*,2	Australian Strategic Materials Ltd.	911,613	820
*,2	29Metals Ltd.	3,013,058	737
[2]	St Barbara Ltd.	6,363,871	725
*,2	Lake Resources NL	10,707,296	461
*,3	Firefinch Ltd.	8,031,301	314
*	Jervois Global Ltd.	7,869,443	128
*	Paradigm Biopharmaceuticals Ltd.	514,433	115
*	Neometals Ltd.	1,059,845	90
*	Andromeda Metals Ltd.	2,041,253	28
			12,500,749
Austria (0.2%)
	Erste Group Bank AG	2,537,977	113,112
	OMV AG	1,174,231	55,615
[1]	BAWAG Group AG	633,373	40,087
[2]	Verbund AG	546,879	39,955
[2]	ANDRITZ AG	573,565	35,748
	Wienerberger AG	875,027	31,874
	voestalpine AG	915,314	25,677
[2]	Raiffeisen Bank International AG	1,065,617	21,210
[2]	CA Immobilien Anlagen AG	283,658	9,999
	Vienna Insurance Group AG Wiener Versicherung Gruppe	318,429	9,923
[2]	Oesterreichische Post AG	271,560	9,273
	DO & CO AG	60,504	9,026
[2]	Mayr Melnhof Karton AG	71,858	8,957
[2]	EVN AG	300,000	7,928
	UNIQA Insurance Group AG	914,985	7,903
*	IMMOFINANZ AG	265,134	6,458
	Telekom Austria AG	739,940	6,184
*,2	Lenzing AG	160,681	5,553
	Schoeller-Bleckmann Oilfield Equipment AG	93,533	4,470
	Strabag SE	100,614	4,238
[2]	AT&S Austria Technologie & Systemtechnik AG	202,757	4,230
	Palfinger AG	109,397	2,722
	Porr AG	136,532	2,091
	Agrana Beteiligungs AG	84,876	1,282
*	Eurotelesites AG	273,661	1,094

		Shares	Market Value ($000)
*,2	S IMMO AG (XWBO)	41,656	792
			465,401
Belgium (0.9%)
	Anheuser-Busch InBev SA	8,318,298	506,368
*	Argenx SE	489,107	192,842
	KBC Group NV	2,030,854	152,257
	UCB SA	1,000,662	123,528
	Ageas SA	1,363,111	63,147
*	Syensqo SA	587,526	55,671
	Groupe Bruxelles Lambert NV	709,675	53,650
	D'ieteren Group	185,140	41,046
	Warehouses De Pauw CVA	1,378,998	39,322
	Umicore SA	1,683,413	36,294
	Elia Group SA	309,812	33,443
	Ackermans & van Haaren NV	182,792	31,958
	Lotus Bakeries NV	3,301	31,870
	Sofina SA	141,537	31,739
	Aedifica SA	387,120	23,779
	Cofinimmo SA	307,092	20,064
	Colruyt Group NV	399,416	18,464
	Azelis Group NV	855,595	18,072
	Solvay SA	572,426	15,622
	Bekaert SA	295,054	15,129
	KBC Ancora	298,670	14,554
	Melexis NV	167,648	13,576
	Montea NV	149,595	13,465
	Shurgard Self Storage Ltd. (XBRU)	254,534	11,354
	Proximus SADP	1,253,570	10,138
	Barco NV	587,023	9,672
	VGP NV	82,697	9,466
	Deme Group NV	58,318	9,330
	Fagron	472,363	9,000
	Xior Student Housing NV	278,408	8,404
	Gimv NV	172,227	8,274
	Retail Estates NV	99,391	6,975
	Kinepolis Group NV	111,662	5,124
	Tessenderlo Group SA	186,422	4,877
*	Ontex Group NV	509,156	4,305
[2]	Euronav NV	202,920	3,362
	bpost SA	803,846	3,004
			1,649,145
Canada (9.4%)
	Royal Bank of Canada	11,606,394	1,170,622
[2]	Toronto-Dominion Bank	14,682,619	886,128
*	Shopify Inc. Class A	9,385,205	724,044
	Canadian Pacific Kansas City Ltd.	7,683,430	677,444
[2]	Canadian Natural Resources Ltd.	8,844,402	674,683
	Enbridge Inc.	17,483,211	631,799
	Canadian National Railway Co.	4,731,621	623,070
	Bank of Montreal	5,965,908	582,475
	Brookfield Corp.	12,423,332	519,844
[2]	Bank of Nova Scotia	9,975,240	516,013
	Constellation Software Inc.	163,823	447,488
	Suncor Energy Inc.	10,756,251	396,962
[2]	Canadian Imperial Bank of Commerce	7,478,962	379,152
	Manulife Financial Corp.	15,042,379	375,685
	Waste Connections Inc.	2,124,482	365,234

		Shares	Market Value ($000)
	Alimentation Couche-Tard Inc.	6,103,515	348,354
[2]	TC Energy Corp.	8,515,598	342,246
	Sun Life Financial Inc.	4,850,062	264,640
	Barrick Gold Corp.	14,516,336	241,448
	Intact Financial Corp.	1,475,543	239,695
	National Bank of Canada	2,777,549	233,884
	Agnico Eagle Mines Ltd.	3,787,984	225,872
	Nutrien Ltd.	4,093,344	222,383
	Cenovus Energy Inc.	10,794,066	215,794
	Restaurant Brands International Inc.	2,546,690	202,242
[2]	Thomson Reuters Corp.	1,278,236	198,924
	Fairfax Financial Holdings Ltd.	178,727	192,654
	Franco-Nevada Corp.	1,575,581	187,737
*	CGI Inc.	1,693,427	186,826
	Wheaton Precious Metals Corp.	3,735,868	175,961
	Teck Resources Ltd. Class B	3,746,510	171,484
	Dollarama Inc.	2,213,189	168,601
	WSP Global Inc.	969,886	161,649
	Pembina Pipeline Corp.	4,544,674	160,408
	Fortis Inc. (XTSE)	4,007,673	158,348
	Cameco Corp.	3,574,125	154,728
	Loblaw Cos. Ltd.	1,215,071	134,644
[2]	Tourmaline Oil Corp.	2,642,095	123,527
[2]	Power Corp. of Canada	4,312,614	120,921
	Magna International Inc.	2,202,487	119,982
	RB Global Inc.	1,495,348	113,894
	TFI International Inc.	661,206	105,438
[2]	Brookfield Asset Management Ltd. Class A	2,238,207	94,019
[2]	Imperial Oil Ltd.	1,347,390	92,936
	Metro Inc.	1,719,323	92,303
	ARC Resources Ltd.	4,931,656	87,925
	Open Text Corp.	2,210,082	85,757
	BCE Inc.	2,512,935	85,394
	Emera Inc.	2,348,681	82,656
	Stantec Inc.	941,920	78,202
[1]	Hydro One Ltd.	2,612,353	76,179
	George Weston Ltd.	542,460	73,290
[2]	Great-West Lifeco Inc.	2,244,144	71,770
	Toromont Industries Ltd.	667,915	64,274
	TELUS Corp.	4,007,887	64,118
*	Descartes Systems Group Inc.	699,548	63,987
	Kinross Gold Corp.	10,150,100	62,270
	TMX Group Ltd.	2,284,505	60,260
	SNC-Lavalin Group Inc.	1,451,289	59,357
*,2	Ivanhoe Mines Ltd. Class A	4,885,181	58,281
	First Quantum Minerals Ltd.	5,400,103	58,045
	GFL Environmental Inc.	1,674,170	57,732
	Lundin Mining Corp.	5,632,223	57,630
	West Fraser Timber Co. Ltd.	623,063	53,799
	Element Fleet Management Corp.	3,250,337	52,527
	FirstService Corp.	316,538	52,404
*	MEG Energy Corp.	2,262,353	51,943
	Gildan Activewear Inc.	1,385,630	51,423
	iA Financial Corp. Inc.	825,336	51,273
[2]	AltaGas Ltd.	2,316,891	51,177
*	CAE Inc.	2,430,090	50,179
	Keyera Corp.	1,884,516	48,541
	Alamos Gold Inc. Class A	3,265,835	48,148

		Shares	Market Value ($000)
[2]	Canadian Apartment Properties REIT	1,377,500	47,278
	Pan American Silver Corp.	2,985,412	45,005
*	Celestica Inc.	966,059	43,405
	Canadian Tire Corp. Ltd. Class A	427,792	42,667
[2]	Crescent Point Energy Corp.	4,929,592	40,323
	Onex Corp.	537,505	40,265
	Saputo Inc.	2,011,916	39,583
[2]	Whitecap Resources Inc.	4,921,456	37,241
	Boyd Group Services Inc.	176,080	37,230
	Parkland Corp.	1,126,625	35,881
[2]	Algonquin Power & Utilities Corp.	5,648,120	35,693
[2]	Brookfield Infrastructure Corp. Class A	977,415	35,213
	Finning International Inc.	1,194,893	35,118
[2]	Northland Power Inc.	2,096,943	34,259
[2]	PrairieSky Royalty Ltd.	1,747,942	34,235
[2]	RioCan REIT	2,480,868	33,828
	Enerplus Corp.	1,676,777	32,940
	Colliers International Group Inc.	257,662	31,495
*	Bombardier Inc. Class B	702,097	30,141
*	NexGen Energy Ltd.	3,638,690	28,286
	Granite REIT	492,669	28,119
*	Bausch Health Cos. Inc.	2,631,485	27,878
	B2Gold Corp.	10,633,611	27,869
	Stella-Jones Inc.	475,338	27,723
	Capital Power Corp.	982,471	27,714
	Brookfield Renewable Corp. Class A (XTSE)	1,096,414	26,905
*	Kinaxis Inc.	230,139	26,165
[2]	Osisko Gold Royalties Ltd.	1,518,618	24,923
[2]	Methanex Corp.	555,924	24,777
	Primo Water Corp.	1,289,017	23,467
*	Capstone Copper Corp.	3,624,329	23,064
	Tricon Residential Inc.	1,994,562	22,235
*	ATS Corp.	653,153	21,978
*	Eldorado Gold Corp.	1,522,710	21,404
[2]	Choice Properties REIT	2,103,185	21,396
*	Air Canada	1,444,719	20,915
*	Aritzia Inc.	739,015	20,405
	Dream Industrial REIT	2,092,488	20,360
[2]	First Capital REIT	1,743,316	20,219
[2]	Gibson Energy Inc.	1,176,847	20,035
	Premium Brands Holdings Corp.	306,257	20,009
	Baytex Energy Corp.	5,445,674	19,659
	Definity Financial Corp.	607,052	19,334
	Boardwalk REIT	331,185	19,090
	Linamar Corp.	349,473	18,576
[2]	SmartCentres REIT	1,077,639	18,481
	BRP Inc.	272,794	18,316
	Chartwell Retirement Residences	1,964,508	17,926
[2]	IGM Financial Inc.	674,147	17,384
	Atco Ltd. Class I	608,391	16,937
	Russel Metals Inc.	497,867	16,566
[2]	Vermilion Energy Inc.	1,326,006	16,485
[1]	Nuvei Corp.	516,339	16,322
	Canadian Western Bank	775,298	16,141
*	Lightspeed Commerce Inc.	1,144,255	16,092
	CI Financial Corp.	1,184,274	15,143
	TransAlta Corp.	2,288,367	14,681
	H&R REIT	2,117,484	14,460

		Shares	Market Value ($000)
*	Equinox Gold Corp.	2,377,526	14,340
	Boralex Inc. Class A	669,669	14,149
	Allied Properties REIT	1,058,769	13,812
[2]	First Majestic Silver Corp.	2,349,962	13,792
	Hudbay Minerals Inc.	1,960,535	13,721
	Parex Resources Inc.	854,511	13,651
*	IAMGOLD Corp.	3,951,289	13,185
	OceanaGold Corp.	5,778,195	13,053
	Paramount Resources Ltd. Class A	632,343	12,833
*	Shopify Inc. Class A (XTSE)	165,520	12,773
	Topaz Energy Corp.	756,871	12,460
*,2	BlackBerry Ltd.	4,330,849	11,862
	Stelco Holdings Inc.	354,259	11,683
	North West Co. Inc.	390,309	11,310
	Lundin Gold Inc.	800,639	11,254
[2]	Superior Plus Corp.	1,462,173	10,892
*	Torex Gold Resources Inc.	707,194	10,410
[2]	Centerra Gold Inc.	1,759,684	10,393
	Maple Leaf Foods Inc.	611,915	10,033
	Quebecor Inc. Class B	422,343	9,257
	Enghouse Systems Ltd.	365,151	8,230
	Primaris REIT	775,979	7,992
[2]	Winpak Ltd.	254,989	7,631
	Mullen Group Ltd.	708,819	7,598
	SSR Mining Inc.	1,696,381	7,552
[2]	Innergex Renewable Energy Inc.	1,272,123	7,504
	Laurentian Bank of Canada	362,620	7,501
[2]	Transcontinental Inc. Class A	603,118	6,550
[2]	NorthWest Healthcare Properties REIT	1,768,402	6,123
*	Canfor Corp.	480,977	6,075
[2]	Westshore Terminals Investment Corp.	317,612	6,007
*	Novagold Resources Inc.	1,951,050	5,833
[2]	Cargojet Inc.	69,188	5,716
*,2	Ballard Power Systems Inc.	2,046,132	5,695
	Cascades Inc.	770,337	5,624
*,2	Lithium Americas Corp.	810,861	5,447
*,2	Cronos Group Inc.	1,626,883	4,264
*,2	Lithium Americas Argentina Corp.	782,056	4,209
	First National Financial Corp.	143,083	3,974
	Cogeco Communications Inc.	86,496	3,836
	GFL Environmental Inc. (XTSE)	96,301	3,322
			18,081,511
Denmark (2.8%)
	Novo Nordisk A/S Class B	25,590,895	3,282,630
	DSV A/S	1,439,012	233,918
*	Vestas Wind Systems A/S	8,322,851	232,154
	Novozymes A/S Class B	2,878,921	169,343
	Danske Bank A/S	5,480,528	164,506
*	Genmab A/S	539,946	161,891
	Coloplast A/S Class B	1,026,738	138,627
	Pandora A/S	685,190	110,594
	Carlsberg A/S Class B	759,874	104,061
*,1	Orsted A/S	1,559,152	87,124
	Tryg A/S	2,810,950	57,946
*	Zealand Pharma A/S	485,486	48,087
	AP Moller - Maersk A/S Class B	32,665	42,590
*	Demant A/S	784,843	39,009
	Ringkjoebing Landbobank A/S	220,972	38,744

		Shares	Market Value ($000)
*	NKT A/S	444,328	36,758
	Jyske Bank A/S (Registered)	382,024	32,360
*	GN Store Nord A/S	1,202,965	31,817
	AP Moller - Maersk A/S Class A	22,907	29,351
	Royal Unibrew A/S	407,626	26,972
*	Ambu A/S Class B	1,499,525	24,679
	Sydbank A/S	468,349	24,280
*	ROCKWOOL A/S Class B	72,126	23,731
*,2	FLSmidth & Co. A/S	469,233	23,441
	ISS A/S	1,270,765	23,152
*	ALK-Abello A/S	1,085,479	19,578
	Topdanmark A/S	356,471	15,233
	Alm Brand A/S	7,077,369	13,494
*	Bavarian Nordic A/S	515,155	11,540
*,1	Netcompany Group A/S	272,565	11,267
	Spar Nord Bank A/S	641,892	10,714
	H Lundbeck A/S	2,142,531	10,319
	Torm plc Class A	263,333	8,946
[1]	Scandinavian Tobacco Group A/S	461,284	8,251
	Chemometec A/S	130,226	8,021
	Schouw & Co. A/S	100,627	7,756
	Dfds A/S	263,303	7,654
	D/S Norden A/S	178,430	7,292
*	NTG Nordic Transport Group A/S	135,395	5,520
	H Lundbeck A/S Shares A	452,035	1,877
			5,335,227
Finland (0.8%)
	Nordea Bank Abp (XHEL)	27,590,429	311,901
	Sampo OYJ Class A	3,686,602	157,256
	Nokia OYJ	43,219,349	153,346
	UPM-Kymmene OYJ	4,407,631	146,848
	Kone OYJ Class B	2,695,592	125,580
	Neste OYJ	3,441,245	93,310
	Stora Enso OYJ Class R	4,748,487	66,033
	Metso OYJ	5,277,111	62,686
	Wartsila OYJ Abp	4,008,832	60,924
	Elisa OYJ	1,175,875	52,424
	Fortum OYJ	3,605,210	44,511
	Kesko OYJ Class B	2,237,220	41,823
	Valmet OYJ	1,363,039	35,881
	Orion OYJ Class B	862,605	32,155
	Huhtamaki OYJ	766,531	32,103
	Konecranes OYJ	587,942	30,518
*	Cargotec OYJ Class B	362,403	25,268
	TietoEVRY OYJ (XHEL)	882,104	18,666
	Kemira OYJ	942,120	17,810
*	Mandatum OYJ	3,874,195	17,298
*	Kojamo OYJ	1,319,570	15,638
*,2	QT Group OYJ	163,177	13,466
	Outokumpu OYJ	3,016,156	13,120
	Metsa Board OYJ Class B	1,428,426	10,822
	Nokian Renkaat OYJ	1,023,200	9,638
	Tokmanni Group Corp.	397,281	6,506
*	Revenio Group OYJ	191,357	5,258
[1]	Terveystalo OYJ	630,482	5,126
	Sanoma OYJ	608,672	4,468
	Citycon OYJ	744,080	3,071
	YIT OYJ	1,275,049	2,677

		Shares	Market Value ($000)
*	Finnair OYJ	671,130	2,123
	F-Secure OYJ	848,223	1,716
			1,619,970
France (9.0%)
	LVMH Moet Hennessy Louis Vuitton SE	2,046,428	1,841,368
	TotalEnergies SE	17,054,489	1,173,168
	Schneider Electric SE	4,413,345	997,753
	Airbus SE	4,843,637	892,337
	Sanofi SA	9,003,685	875,918
	Hermes International SCA	282,733	722,603
	Safran SA	2,817,640	638,116
	BNP Paribas SA	8,475,910	603,441
	EssilorLuxottica SA	2,518,377	569,686
	AXA SA	14,703,282	552,193
	L'Oreal SA Loyalty Shares	1,160,730	549,689
	Vinci SA	4,040,631	518,528
	Air Liquide SA Loyalty Shares	2,460,525	511,909
	Danone SA	5,156,368	333,333
	Capgemini SE	1,332,250	306,565
	Cie de Saint-Gobain SA	3,790,949	294,230
	L'Oreal SA (XPAR)	603,459	285,781
	Air Liquide SA (XPAR)	1,354,657	281,834
	Pernod Ricard SA	1,675,474	271,233
	Dassault Systemes SE	5,536,281	245,075
	Kering SA	593,735	235,169
	STMicroelectronics NV	5,387,957	231,888
	Legrand SA	2,102,071	222,602
	Cie Generale des Etablissements Michelin SCA	5,792,720	221,996
	Publicis Groupe SA	1,891,772	206,242
	Orange SA	15,842,809	186,312
	Veolia Environnement SA	5,144,904	167,373
	Societe Generale SA	6,012,616	161,096
	Thales SA	807,255	137,621
	Engie SA Loyalty Shares	7,993,858	133,956
	Credit Agricole SA	8,283,051	123,566
	Edenred SE	2,062,296	110,116
	Engie SA (XPAR)	5,134,248	86,036
	Renault SA	1,583,320	79,895
	Carrefour SA	4,431,986	76,028
	Eiffage SA	645,623	73,273
	Bureau Veritas SA	2,359,208	72,035
	L'Oreal SA	148,958	70,542
*	Unibail-Rodamco-Westfield	849,376	68,329
	Eurofins Scientific SE	1,071,474	68,253
	Accor SA	1,458,273	68,082
[1]	Euronext NV	672,232	63,976
	Bouygues SA	1,498,306	61,168
*	Sartorius Stedim Biotech	209,504	59,756
	Vivendi SE	5,137,612	55,989
	Air Liquide SA PF 2025	256,252	53,313
	Rexel SA	1,966,436	53,119
	Arkema SA	475,906	50,103
	Getlink SE	2,911,965	49,580
	Teleperformance SE	496,851	48,261
	Bollore SE	7,204,402	48,134
	Klepierre SA	1,696,640	43,918
	Gecina SA	428,421	43,761
	SCOR SE	1,246,818	43,162

		Shares	Market Value ($000)
	Gaztransport Et Technigaz SA	287,073	42,921
	SPIE SA	1,113,889	41,872
	Dassault Aviation SA	187,043	41,181
	BioMerieux	355,092	39,164
*	Air Liquide SA	176,841	36,792
	Aeroports de Paris SA	266,072	36,482
[2]	Alstom SA	2,394,192	36,460
	Alten SA	243,321	35,512
	Ipsen SA	283,632	33,751
[1]	La Francaise des Jeux SAEM	825,062	33,628
[1]	Amundi SA	473,459	32,520
	Elis SA	1,429,698	32,495
	Sodexo SA ACT Loyalty Shares	372,569	31,938
	Technip Energies NV	1,139,390	28,823
	Sopra Steria Group	117,890	28,570
	Rubis SCA	777,752	27,459
	Nexans SA	250,817	26,221
*	Vallourec SACA	1,354,441	25,158
*,1	Worldline SA	2,017,503	24,960
	Valeo SE	1,832,048	22,905
	Wendel SE	224,165	22,878
	Covivio SA	438,768	22,616
[1]	Verallia SA	575,301	22,367
	IPSOS SA	311,248	21,943
*	Pluxee NV	720,853	21,309
*	SOITEC	205,689	21,241
	Sodexo SA (XPAR)	237,605	20,368
	SES SA	2,971,501	19,806
*	Forvia SE	1,304,126	19,759
	Remy Cointreau SA	187,500	18,933
	Eurazeo SE Prime DE Fidelite	209,581	18,364
*	Ubisoft Entertainment SA	851,137	17,903
	SEB SA Loyalty Shares	126,015	16,123
[1]	Neoen SA	561,370	15,892
	Societe BIC SA	198,237	14,165
	Engie SA PF 2025	834,909	13,991
	Coface SA	872,776	13,796
	Virbac SACA	35,660	13,326
	Trigano SA	66,240	11,651
*	JCDecaux SE	599,669	11,641
[1]	ALD SA	1,617,263	11,433
	Imerys SA	323,965	11,037
	Eurazeo SE (XPAR)	125,863	11,029
*,2	Air France-KLM	961,803	10,707
*,2	VusionGroup	64,604	9,932
	SEB SA (XPAR)	77,139	9,869
	Mercialys SA	781,278	9,101
	Interparfums SA	157,826	8,892
*	Engie SA	522,401	8,754
*	ID Logistics Group SACA	21,448	8,183
	Carmila SA	468,294	8,145
	Metropole Television SA	535,779	7,987
	Television Francaise 1 SA	871,546	7,961
	ICADE	268,714	7,279
	ARGAN SA	80,044	7,244
	Cie Plastic Omnium SE	457,991	5,964
	Eramet SA	77,842	5,913
*,2	Eutelsat Communications SACA	1,350,953	5,887

		Shares	Market Value ($000)
	Quadient SA	278,247	5,723
	PEUGEOT INVEST	43,061	5,439
[2]	Mersen SA	137,054	5,397
	Vicat SACA	125,298	4,943
	Beneteau SACA	297,303	4,381
	Eurazeo SE PF 2025	49,881	4,371
*	Exclusive Networks SA	183,015	4,342
	Derichebourg SA	753,479	3,581
[2]	Nexity SA	345,436	3,532
	Vetoquinol SA	32,350	3,475
	Sodexo Inc. (Prime Fidelite 2026)	39,000	3,343
	Antin Infrastructure Partners SA	227,793	3,303
*,1	X-Fab Silicon Foundries SE	429,254	3,247
	Sodexo Prime De Fidelite 2027	37,444	3,210
*,2	Valneva SE	800,972	3,136
	Manitou BF SA	102,096	2,795
	Etablissements Maurel et Prom SA	461,428	2,790
	Fnac Darty SA	87,396	2,738
	Altarea SCA	32,343	2,735
	Lagardere SA	119,252	2,721
*	CGG SA	5,889,141	2,552
*,1,2	Elior Group SA	933,414	2,495
*	OVH Groupe SAS	229,158	2,392
*	Believe SA	117,028	2,141
*	Voltalia SA (Registered)	296,467	2,098
	GL Events SACA	99,788	2,056
	Jacquet Metals SACA	100,866	2,006
	LISI SA	77,336	1,973
	Sodexo SA (Loyalty Line 2025)	22,289	1,911
*	Euroapi SA	587,716	1,772
*,2	Atos SE	790,128	1,611
	Equasens	28,095	1,554
	Boiron SA	29,894	1,085
	Sodexo SA Loyalty Shares 2025	11,102	952
	LISI SA (XPAR)	34,651	884
	Bonduelle SCA	104,031	843
*	Eurazeo SE	8,870	777
*,1	Aramis Group SAS	146,609	532
*	LISI	3,517	90
			17,216,537
Germany (6.6%)
	SAP SE	9,074,909	1,767,056
	Siemens AG (Registered)	6,165,779	1,177,287
	Allianz SE (Registered)	3,231,105	968,417
	Deutsche Telekom AG (Registered)	26,724,889	648,733
	Mercedes-Benz Group AG	7,109,205	566,155
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,126,584	549,931
	BASF SE	7,356,905	420,402
	Infineon Technologies AG	10,781,415	366,628
	Deutsche Post AG	8,209,301	353,799
	Deutsche Boerse AG	1,520,734	311,431
	adidas AG	1,365,517	305,096
	Bayerische Motoren Werke AG (XETR)	2,555,504	294,851
	Deutsche Bank AG (Registered)	16,824,757	264,994
	E.ON SE	18,324,434	255,111
	Bayer AG (Registered)	8,133,666	249,090
	Daimler Truck Holding AG	4,427,266	224,351

		Shares	Market Value ($000)
	Rheinmetall AG	359,131	201,983
	RWE AG	5,889,305	200,161
	Merck KGaA	1,069,411	188,575
	Vonovia SE	5,758,858	170,184
*,1	Siemens Healthineers AG	2,289,851	140,042
	Hannover Rueck SE	496,471	135,947
	Symrise AG	1,077,352	128,971
	Heidelberg Materials AG	1,153,706	127,002
	Beiersdorf AG	823,907	119,958
	Commerzbank AG	8,606,278	118,286
	MTU Aero Engines AG	444,741	112,798
	Brenntag SE	1,098,949	92,620
	Fresenius SE & Co. KGaA	3,403,638	91,785
*,1	Covestro AG	1,519,695	83,127
*	Siemens Energy AG	4,460,258	81,862
*	Qiagen NV	1,767,274	75,529
	Fresenius Medical Care AG	1,680,918	64,589
	Continental AG	893,630	64,507
	GEA Group AG	1,428,248	60,386
	Henkel AG & Co. KGaA (XTER)	828,209	59,675
*	LEG Immobilien SE (XETR)	612,879	52,641
*,1	Zalando SE	1,804,564	51,602
*,1	Delivery Hero SE	1,630,981	46,637
[1]	Scout24 SE	613,372	46,210
	Nemetschek SE	446,484	44,194
	CTS Eventim AG & Co. KGaA	486,977	43,298
	Knorr-Bremse AG	546,208	41,312
*	Deutsche Lufthansa AG (Registered)	4,956,938	38,958
	Carl Zeiss Meditec AG (Bearer)	303,021	37,825
	Puma SE	824,899	37,332
	Volkswagen AG	237,206	36,235
	Bechtle AG	675,658	35,711
	Talanx AG	450,048	35,651
	Rational AG	39,446	33,987
	Evonik Industries AG	1,694,741	33,522
	Gerresheimer AG	285,195	32,105
	KION Group AG	593,686	31,230
	Freenet AG	985,253	27,727
	HUGO BOSS AG	467,497	27,554
	AIXTRON SE	880,487	23,248
[2]	K&S AG (Registered)	1,486,267	23,195
*,2	MorphoSys AG	311,270	22,604
[2]	Hensoldt AG	479,342	22,492
	thyssenkrupp AG	4,066,203	21,813
	HOCHTIEF AG	176,583	20,519
*	Evotec SE	1,297,582	20,223
	LANXESS AG	715,776	19,158
*,1	TeamViewer SE	1,202,087	17,914
	Aurubis AG	250,602	17,625
*	TAG Immobilien AG	1,254,426	17,144
*	Encavis AG	908,064	16,505
	Krones AG	120,708	15,980
	Stroeer SE & Co. KGaA	258,676	15,744
*	Fraport AG Frankfurt Airport Services Worldwide	295,204	15,558
[2]	Siltronic AG	171,154	15,186
[1]	DWS Group GmbH & Co. KGaA	341,932	15,057
*,2	Nordex SE	1,147,776	15,052
	United Internet AG (Registered)	664,883	14,963

		Shares	Market Value ($000)
	Traton SE	414,676	14,916
	Wacker Chemie AG	124,778	14,074
	Jenoptik AG	423,173	13,145
	Stabilus SE	204,070	12,994
	Schott Pharma AG & Co. KGaA	288,248	12,332
*,2	Aroundtown SA	5,695,326	12,006
[1]	Befesa SA	334,580	11,501
	Sixt SE (XETR)	110,565	11,024
[2]	RTL Group SA	322,851	10,893
*,1	Redcare Pharmacy NV	66,231	10,841
	FUCHS SE	270,116	10,608
	Bilfinger SE	213,789	9,985
[2]	ProSiebenSat.1 Media SE	1,378,328	9,680
*	HelloFresh SE	1,335,503	9,526
	Duerr AG	407,959	9,427
*	Grand City Properties SA	817,965	9,355
	Atoss Software AG	31,611	9,345
	CANCOM SE	310,447	9,258
	Fielmann Group AG	200,713	9,220
*	Hypoport SE	35,317	8,983
	Deutsche Wohnen SE	407,400	8,351
	Salzgitter AG	318,520	8,320
*	flatexDEGIRO AG	697,657	7,815
[2]	Kontron AG	342,628	7,557
	Suedzucker AG	484,628	6,947
	Deutz AG	1,053,794	6,687
	1&1 AG	379,092	6,544
*	Synlab AG	601,008	6,441
	CompuGroup Medical SE & Co. KGaA	196,499	6,047
*,2	Nagarro SE	69,492	5,977
	METRO AG	1,082,414	5,890
	Hornbach Holding AG & Co. KGaA	72,253	5,805
	GRENKE AG	217,278	5,675
	Elmos Semiconductor SE	70,802	5,644
*	Sartorius AG	18,725	5,548
[1,2]	Deutsche Pfandbriefbank AG	997,324	5,325
[2]	PNE AG	353,596	5,113
	Dermapharm Holding SE	142,263	5,011
	Norma Group SE	266,803	4,952
	Eckert & Ziegler Strahlen- und Medizintechnik AG	118,609	4,798
	Indus Holding AG	161,704	4,631
*	Ionos SE	200,465	4,607
	KWS Saat SE & Co. KGaA	82,882	4,432
	Telefonica Deutschland Holding AG	1,723,852	4,380
*	SMA Solar Technology AG	72,437	4,183
	GFT Technologies SE	138,192	4,022
	Takkt AG	274,058	3,956
	Energiekontor AG	55,115	3,809
	Wacker Neuson SE	205,040	3,796
*,1	Thyssenkrupp Nucera AG & Co. KGaA	244,380	3,780
[2]	Verbio SE	164,506	3,740
	Kloeckner & Co. SE	496,206	3,614
	Vossloh AG	72,140	3,555
*,1,2	Auto1 Group SE	750,533	3,544
	Adesso SE	29,706	3,499
*	Hamburger Hafen und Logistik AG	188,640	3,375
	Deutsche Beteiligungs AG	118,282	3,290
*	Adtran Networks SE	146,114	3,146

		Shares	Market Value ($000)
	BayWa AG	115,836	3,144
	PATRIZIA SE	333,930	3,102
*,2	SGL Carbon SE	404,770	3,037
*	CECONOMY AG	1,478,120	2,965
*,2	Varta AG	176,558	2,818
*	Vitesco Technologies Group AG (XETR)	37,744	2,621
	STRATEC SE	57,344	2,487
	Wuestenrot & Wuerttembergische AG	154,294	2,216
	Deutsche EuroShop AG	101,385	2,079
[2]	Secunet Security Networks AG	10,672	1,847
*,2	About You Holding SE	380,329	1,763
[2]	New Work SE	21,461	1,559
	ElringKlinger AG	229,017	1,500
	Basler AG	114,873	1,339
	Draegerwerk AG & Co. KGaA (XETR)	24,155	1,182
	Synlab AG (XETR)	40,089	474
	Hamburger Hafen und Logistik AG (XTER)	9,928	179
			12,572,261
Hong Kong (1.6%)
	AIA Group Ltd.	93,743,756	630,574
	Hong Kong Exchanges & Clearing Ltd.	10,499,299	305,931
	Techtronic Industries Co. Ltd.	10,849,712	147,424
	Sun Hung Kai Properties Ltd.	11,755,503	113,554
	CLP Holdings Ltd.	13,588,221	108,383
	CK Hutchison Holdings Ltd.	22,004,514	105,900
	Link REIT	21,120,537	90,954
	Galaxy Entertainment Group Ltd.	17,873,879	89,853
	BOC Hong Kong Holdings Ltd.	29,726,439	79,705
	Lenovo Group Ltd.	63,670,312	73,769
	Hong Kong & China Gas Co. Ltd.	90,061,076	68,263
	Power Assets Holdings Ltd.	11,310,073	66,261
	Hang Seng Bank Ltd.	6,003,015	65,803
	CK Asset Holdings Ltd.	15,907,301	65,549
	Jardine Matheson Holdings Ltd.	1,628,924	60,761
*	Sands China Ltd.	19,858,942	56,027
[1]	WH Group Ltd.	64,589,417	42,634
	Wharf Real Estate Investment Co. Ltd.	12,826,940	41,763
[1]	Samsonite International SA	10,784,099	40,860
	MTR Corp. Ltd.	11,978,336	39,576
	PRADA SpA	4,221,449	33,494
	ASMPT Ltd.	2,555,101	32,142
	Henderson Land Development Co. Ltd.	10,736,969	30,661
	Sino Land Co. Ltd.	29,261,785	30,421
	CK Infrastructure Holdings Ltd.	4,893,059	28,658
	Swire Pacific Ltd. Class A	3,417,894	28,137
	Hongkong Land Holdings Ltd.	9,116,208	27,991
	Wharf Holdings Ltd.	7,871,898	25,878
[1]	ESR Group Ltd.	22,587,554	24,200
	Chow Tai Fook Jewellery Group Ltd.	14,551,112	21,489
[1]	Budweiser Brewing Co. APAC Ltd.	13,993,563	20,640
	SITC International Holdings Co. Ltd.	10,575,736	19,335
	AAC Technologies Holdings Inc.	5,565,831	18,692
	Xinyi Glass Holdings Ltd.	17,543,536	18,618
	Swire Properties Ltd.	8,699,400	18,299
	PCCW Ltd.	34,439,641	17,037
	Hang Lung Properties Ltd.	14,999,093	15,424
	Bank of East Asia Ltd.	11,841,304	14,110
*	HUTCHMED China Ltd.	4,043,545	13,843

		Shares	Market Value ($000)
	L'Occitane International SA	3,299,067	13,353
[1]	BOC Aviation Ltd.	1,728,967	13,338
	Orient Overseas International Ltd.	1,079,527	12,922
	New World Development Co. Ltd.	11,608,367	12,273
	Pacific Basin Shipping Ltd.	39,520,261	11,443
*	Wynn Macau Ltd.	12,151,116	10,860
	Swire Pacific Ltd. Class B	7,974,458	10,401
*	MGM China Holdings Ltd.	6,158,409	10,298
	First Pacific Co. Ltd.	19,016,433	9,581
[2]	Cathay Pacific Airways Ltd.	8,275,453	9,406
	United Laboratories International Holdings Ltd.	8,025,064	9,194
	Kerry Properties Ltd.	4,936,279	9,043
	Man Wah Holdings Ltd.	12,618,703	8,918
	VTech Holdings Ltd.	1,367,519	8,294
	Hang Lung Group Ltd.	7,167,993	8,257
	Hysan Development Co. Ltd.	5,082,079	8,199
	Yue Yuen Industrial Holdings Ltd.	5,802,866	8,156
*	MMG Ltd.	20,291,153	7,981
	Luk Fook Holdings International Ltd.	2,805,653	7,691
*,2	SJM Holdings Ltd.	19,239,247	5,881
*	Shangri-La Asia Ltd.	9,252,314	5,798
	Stella International Holdings Ltd.	3,563,948	5,680
	Vitasoy International Holdings Ltd.	6,613,174	5,672
	NWS Holdings Ltd.	6,723,458	5,586
	Fortune REIT	11,350,182	5,527
	DFI Retail Group Holdings Ltd.	2,511,605	5,401
*	NagaCorp Ltd.	11,075,386	4,845
*,2	Cowell e Holdings Inc.	1,949,722	4,671
*	CGN Mining Co. Ltd.	20,385,000	4,516
[2]	United Energy Group Ltd.	60,833,098	4,360
	Jinchuan Group International Resources Co. Ltd.	40,655,802	4,269
	Johnson Electric Holdings Ltd.	2,987,627	4,142
	CITIC Telecom International Holdings Ltd.	12,526,932	4,050
*	Melco International Development Ltd.	6,279,627	3,944
	China Travel International Investment Hong Kong Ltd.	22,338,609	3,744
	Dah Sing Financial Holdings Ltd.	1,480,507	3,403
	Champion REIT	16,207,036	3,337
*	Theme International Holdings Ltd.	40,418,893	3,205
	Nexteer Automotive Group Ltd.	6,552,777	3,087
*	IGG Inc.	6,720,344	2,838
	VSTECS Holdings Ltd.	5,256,750	2,817
	Cafe de Coral Holdings Ltd.	2,676,597	2,742
*,1,2	Everest Medicines Ltd.	900,509	2,708
	Giordano International Ltd.	9,795,774	2,578
*,2	Vobile Group Ltd.	12,422,230	2,560
	HKBN Ltd.	6,774,993	2,537
	Kerry Logistics Network Ltd.	2,241,505	2,445
*	Mongolian Mining Corp.	2,058,000	2,394
*	Super Hi International Holding Ltd.	1,318,000	2,385
*,1	FIT Hon Teng Ltd.	9,029,481	2,311
	K Wah International Holdings Ltd.	9,839,489	2,252
	Dah Sing Banking Group Ltd.	3,151,623	2,244
[2]	Huabao International Holdings Ltd.	7,673,172	2,235
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	1,883,616	2,157
*,2	Realord Group Holdings Ltd.	3,007,595	2,098
	Chow Sang Sang Holdings International Ltd.	1,848,991	1,963
	SUNeVision Holdings Ltd.	5,896,962	1,923
	Sunlight REIT	8,844,663	1,832

		Shares	Market Value ($000)
[1]	Js Global Lifestyle Co. Ltd.	9,656,125	1,778
	Value Partners Group Ltd.	7,179,044	1,643
*,2	C-Mer Eye Care Holdings Ltd.	4,287,601	1,552
	Prosperity REIT	8,962,983	1,489
	SmarTone Telecommunications Holdings Ltd.	2,943,409	1,440
	Hutchison Telecommunications Hong Kong Holdings Ltd.	10,340,014	1,335
*	Texhong International Group Ltd.	2,429,358	1,330
	Guotai Junan International Holdings Ltd.	19,081,503	1,295
	LK Technology Holdings Ltd.	3,012,966	1,234
	Far East Consortium International Ltd.	9,219,460	1,202
	Truly International Holdings Ltd.	11,368,294	1,105
	CITIC Resources Holdings Ltd.	19,533,284	1,025
*,1,2	Frontage Holdings Corp.	5,280,348	973
*	Shun Tak Holdings Ltd.	10,039,763	963
*,2	Sa Sa International Holdings Ltd.	8,676,035	921
*,2	Television Broadcasts Ltd.	2,268,705	894
	Asia Cement China Holdings Corp.	3,484,794	892
*,2	Powerlong Real Estate Holdings Ltd.	11,003,943	859
*	Hong Kong Technology Venture Co. Ltd.	4,101,959	855
	Singamas Container Holdings Ltd.	10,297,574	737
[1]	IMAX China Holding Inc.	830,321	729
*,1	Fosun Tourism Group	1,540,200	701
*,1,2	Jacobio Pharmaceuticals Group Co. Ltd.	2,918,512	605
*,1,2	Sirnaomics Ltd.	544,587	586
[2]	EC Healthcare	3,003,207	504
*	OCI International Holdings Ltd.	6,170,519	487
*,2	Kingkey Financial International Holdings Ltd.	27,348,529	245
*	Esprit Holdings Ltd.	15,284,718	223
*	Apollo Future Mobility Group Ltd.	1,970,761	128
*	Renze Harvest International Ltd.	6,372,121	85
	Texwinca Holdings Ltd.	734,702	69
*	CMBC Capital Holdings Ltd.	300,901	12
*	Chinese Estates Holdings Ltd.	71,717	9
*,3	Convoy Inc.	62,200,399	—
			3,086,263
Ireland (0.2%)
	Kingspan Group plc	1,251,213	113,956
	Kerry Group plc Class A	1,258,839	107,865
	Bank of Ireland Group plc	8,760,966	89,406
	AIB Group plc	12,846,427	65,214
	Glanbia plc (XDUB)	1,463,681	28,871
	Dalata Hotel Group plc	1,804,791	8,773
*,3	Irish Bank Resolution Corp. Ltd.	257,065	—
			414,085
Israel (0.6%)
*	Nice Ltd.	526,784	137,091
*	Teva Pharmaceutical Industries Ltd.	9,209,364	129,908
	Bank Leumi Le-Israel BM	12,538,901	104,229
	Bank Hapoalim BM	11,056,360	103,614
	Israel Discount Bank Ltd. Class A	10,229,341	52,902
	Mizrahi Tefahot Bank Ltd.	1,130,722	42,390
	Elbit Systems Ltd.	202,122	42,213
*	Nova Ltd.	236,969	41,888
	ICL Group Ltd.	5,952,426	31,547
*	Tower Semiconductor Ltd.	911,390	29,823
	Azrieli Group Ltd.	301,514	21,756
	Bezeq The Israeli Telecommunication Corp. Ltd.	16,889,312	21,702

		Shares	Market Value ($000)
*	Camtek Ltd.	223,868	18,606
	First International Bank of Israel Ltd.	430,333	17,906
*	Enlight Renewable Energy Ltd.	957,336	16,011
*	Shufersal Ltd.	2,199,540	15,422
	Melisron Ltd.	207,321	15,330
	Phoenix Holdings Ltd.	1,362,258	13,588
	Mivne Real Estate KD Ltd.	5,180,967	12,782
*	Big Shopping Centers Ltd.	114,236	12,662
*	Clal Insurance Enterprises Holdings Ltd.	563,133	10,363
	Alony Hetz Properties & Investments Ltd.	1,284,859	9,432
*	Harel Insurance Investments & Financial Services Ltd.	934,235	8,982
*	Airport City Ltd.	553,490	8,873
	Paz Oil Co. Ltd.	81,258	8,682
	Amot Investments Ltd.	1,798,017	8,511
	Delek Group Ltd.	64,218	8,405
*	Israel Corp. Ltd.	30,197	8,224
	Energix-Renewable Energies Ltd.	2,159,048	7,900
*	Perion Network Ltd.	349,466	7,869
*	Strauss Group Ltd.	412,344	7,773
	Sapiens International Corp. NV	248,442	7,772
	Hilan Ltd.	120,938	7,684
	REIT 1 Ltd.	1,578,672	6,833
*	Fattal Holdings 1998 Ltd.	52,952	6,789
*	Shapir Engineering and Industry Ltd.	1,178,769	6,729
	Oil Refineries Ltd.	19,797,254	6,570
*	Shikun & Binui Ltd.	2,646,166	6,553
	Electra Ltd.	14,845	6,400
	Formula Systems 1985 Ltd.	79,672	6,377
	Isracard Ltd.	1,556,945	6,347
	FIBI Holdings Ltd.	140,620	6,270
	Matrix IT Ltd.	264,072	5,820
	Fox Wizel Ltd.	57,491	5,373
	Menora Mivtachim Holdings Ltd.	194,870	5,235
*	OPC Energy Ltd.	714,373	5,067
*	Israel Canada T.R Ltd.	1,258,116	5,010
	One Software Technologies Ltd.	338,200	5,003
	Migdal Insurance & Financial Holdings Ltd.	3,377,723	4,666
*	Ashtrom Group Ltd.	310,858	4,598
*	Equital Ltd.	142,932	4,548
	Kenon Holdings Ltd.	168,434	4,411
	Mega Or Holdings Ltd.	158,861	4,242
	Summit Real Estate Holdings Ltd.	322,469	4,085
	Sella Capital Real Estate Ltd.	1,748,986	3,757
*	Partner Communications Co. Ltd.	849,749	3,702
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	60,758	3,651
	Maytronics Ltd.	354,998	3,533
	Danel Adir Yeoshua Ltd.	39,737	3,395
	Delta Galil Ltd.	73,913	3,252
*	Cellcom Israel Ltd.	730,759	3,137
	AudioCodes Ltd.	205,002	2,701
	Elco Ltd.	74,858	2,631
*	G City Ltd.	788,317	2,444
	Delek Automotive Systems Ltd.	380,565	2,315
*	AFI Properties Ltd.	45,562	2,097
	Ashdod Refinery Ltd.	78,560	1,870
	Gav-Yam Lands Corp. Ltd.	234,429	1,786
*	Kamada Ltd.	312,393	1,767

		Shares	Market Value ($000)
	IDI Insurance Co. Ltd.	56,572	1,653
			1,152,457
Italy (2.5%)
	UniCredit SpA	13,734,256	521,617
	Stellantis NV	17,651,348	501,458
	Intesa Sanpaolo SpA	133,526,115	484,771
	Ferrari NV	978,642	426,723
	Enel SpA	64,236,762	424,059
	Eni SpA	17,440,487	276,153
	Assicurazioni Generali SpA	10,281,572	260,262
	Moncler SpA	1,690,121	126,118
	Prysmian SpA	2,256,371	117,679
	Terna - Rete Elettrica Nazionale	11,642,955	96,237
	Snam SpA	18,826,955	88,895
	Leonardo SpA	3,308,394	83,119
	Mediobanca Banca di Credito Finanziario SpA	5,321,978	79,305
	FinecoBank Banca Fineco SpA	5,052,340	75,668
	Banco BPM SpA	11,327,076	75,362
	Tenaris SA	3,803,084	75,192
[1]	Poste Italiane SpA	3,747,155	46,930
	Recordati Industria Chimica e Farmaceutica SpA	803,481	44,366
*,1	Nexi SpA	6,834,742	43,304
	BPER Banca	8,773,201	41,483
	Davide Campari-Milano NV	3,938,712	39,584
	Amplifon SpA	1,067,365	38,908
[1]	Infrastrutture Wireless Italiane SpA	2,935,865	33,316
	Brunello Cucinelli SpA	281,395	32,160
	Interpump Group SpA	658,339	32,085
*	Banca Monte dei Paschi di Siena SpA	7,010,976	31,797
	Unipol Gruppo SpA	3,547,336	29,726
	Buzzi SpA	710,970	27,922
	Reply SpA	188,135	26,623
[1]	Pirelli & C SpA	4,042,781	24,754
	Azimut Holding SpA	883,882	24,029
*	Iveco Group NV	1,597,282	23,795
	Italgas SpA	4,061,555	23,662
	A2A SpA	12,720,174	22,947
	Hera SpA	6,364,384	22,426
	Banca Popolare di Sondrio SpA	2,993,318	22,401
	Banca Mediolanum SpA	2,000,948	21,992
*,2	Telecom Italia SpA (MTAA)	89,059,786	21,620
*	Saipem SpA	8,787,527	21,466
	De' Longhi SpA	570,030	19,713
[1]	BFF Bank SpA	1,449,582	19,407
	Banca Generali SpA	448,993	17,841
	DiaSorin SpA	175,559	16,942
	Brembo SpA	1,204,086	15,408
	ERG SpA	453,587	11,388
[1]	Technogym SpA	1,113,691	11,050
	Iren SpA	5,328,731	10,901
*	Technoprobe SpA	1,199,135	10,886
	SOL SpA	297,297	10,649
	Maire Tecnimont SpA	1,320,070	10,353
	UnipolSai Assicurazioni SpA	3,475,647	10,069
	Saras SpA	5,013,357	9,583
	Tamburi Investment Partners SpA	846,393	9,086
[1]	Carel Industries SpA	408,662	8,973
[1]	Enav SpA	2,128,844	8,904

		Shares	Market Value ($000)
*	Lottomatica Group SpA	728,985	8,739
[1]	Anima Holding SpA	1,758,466	8,359
	Sesa SpA	59,631	6,593
	Webuild SpA (MTAA)	2,647,106	6,403
	Credito Emiliano SpA	632,893	6,333
	Salvatore Ferragamo SpA	520,251	6,330
	ACEA SpA	349,989	6,203
	MFE-MediaForEurope NV Class A	2,147,169	5,575
	El.En. SpA	414,863	5,244
	Gruppo MutuiOnline SpA	129,031	5,210
	Sanlorenzo SpA	110,552	5,032
	Ariston Holding NV	829,378	4,660
	Salcef Group SpA	177,007	4,370
	Piaggio & C SpA	1,357,885	4,294
	Italmobiliare SpA	113,727	4,245
[1]	RAI Way SpA	754,177	4,227
	Cementir Holding NV	360,165	4,077
*,1	GVS SpA	572,233	3,734
	Banca IFIS SpA	186,827	3,660
*	Tod's SpA	70,552	3,272
[2]	Danieli & C Officine Meccaniche SpA (MTAA)	89,621	3,182
[2]	Tinexta SpA	149,401	3,062
*,2	Juventus Football Club SpA	1,137,881	2,784
*,2	Fincantieri SpA	3,772,544	2,769
	Arnoldo Mondadori Editore SpA	966,191	2,426
	MARR SpA	180,958	2,299
	Zignago Vetro SpA	150,650	2,155
	Biesse SpA	101,247	1,354
	Alerion Cleanpower SpA	46,878	965
	Datalogic SpA	134,038	830
	Rizzoli Corriere Della Sera Mediagroup SpA	899,703	766
			4,740,219
Japan (21.8%)
	Toyota Motor Corp.	98,800,278	2,497,172
	Tokyo Electron Ltd.	3,631,281	945,764
	Mitsubishi UFJ Financial Group Inc.	92,042,078	936,445
	Sony Group Corp.	10,201,248	874,764
	Keyence Corp.	1,610,845	747,852
	Mitsubishi Corp.	31,293,654	723,234
	Shin-Etsu Chemical Co. Ltd.	15,770,020	691,703
	Hitachi Ltd.	7,319,137	668,826
	Sumitomo Mitsui Financial Group Inc.	10,367,498	606,216
	Mitsui & Co. Ltd.	12,043,565	563,055
	Recruit Holdings Co. Ltd.	11,789,207	517,626
	Daiichi Sankyo Co. Ltd.	15,546,009	494,656
	Honda Motor Co. Ltd.	39,676,330	490,942
	Tokio Marine Holdings Inc.	15,327,261	480,452
	SoftBank Group Corp.	8,008,056	475,561
	ITOCHU Corp.	10,958,819	470,786
	Nintendo Co. Ltd.	8,615,590	470,106
	Mizuho Financial Group Inc.	20,977,478	414,836
	Fast Retailing Co. Ltd.	1,274,932	395,007
	KDDI Corp.	12,780,313	377,872
	Hoya Corp.	2,828,428	353,754
	Takeda Pharmaceutical Co. Ltd.	12,579,032	349,872
	Denso Corp.	16,969,160	324,988
	Daikin Industries Ltd.	2,192,965	299,429
	Softbank Corp.	22,728,091	292,623

		Shares	Market Value ($000)
	Oriental Land Co. Ltd.	8,926,690	285,973
	Seven & i Holdings Co. Ltd.	19,093,054	278,298
	Nippon Telegraph & Telephone Corp.	232,043,875	276,388
	Advantest Corp.	6,091,684	270,610
	Mitsubishi Electric Corp.	16,069,914	268,993
	Japan Tobacco Inc.	9,801,596	261,329
	Murata Manufacturing Co. Ltd.	13,910,515	260,160
	SMC Corp.	460,012	259,520
	Disco Corp.	690,369	252,353
	Mitsui Fudosan Co. Ltd.	22,144,095	238,746
	Fujitsu Ltd.	14,702,790	235,303
	Marubeni Corp.	13,470,403	233,303
	Canon Inc.	7,770,647	231,527
	Komatsu Ltd.	7,573,243	224,098
	FANUC Corp.	7,888,290	220,055
	Sumitomo Corp.	9,055,378	218,125
	Terumo Corp.	11,842,272	216,698
	Mitsubishi Heavy Industries Ltd.	23,631,590	214,181
	Renesas Electronics Corp.	11,980,787	213,505
	ORIX Corp.	9,609,588	210,178
	Chugai Pharmaceutical Co. Ltd.	5,377,752	205,513
	Bridgestone Corp.	4,635,930	205,463
	Lasertec Corp.	709,461	202,218
	FUJIFILM Holdings Corp.	8,788,446	197,341
	MS&AD Insurance Group Holdings Inc.	11,040,192	194,943
	Dai-ichi Life Holdings Inc.	7,635,650	194,744
	Central Japan Railway Co.	7,489,130	185,995
	Nidec Corp.	4,276,826	177,357
	East Japan Railway Co.	8,943,321	171,579
	Suzuki Motor Corp.	14,957,836	170,778
	Panasonic Holdings Corp.	17,631,104	168,267
	Otsuka Holdings Co. Ltd.	3,968,601	164,849
	Mitsubishi Estate Co. Ltd.	8,957,216	163,433
[2]	Nippon Steel Corp.	6,748,601	162,402
	Astellas Pharma Inc.	14,873,738	159,785
	Sompo Holdings Inc.	7,573,263	158,736
	Nomura Holdings Inc.	24,748,424	158,403
	NEC Corp.	2,119,722	154,751
	Daiwa House Industry Co. Ltd.	4,982,819	148,316
	Japan Post Holdings Co. Ltd.	14,574,730	146,842
	TDK Corp.	2,974,070	146,051
	Ajinomoto Co. Inc.	3,779,951	141,157
	Kao Corp.	3,752,743	140,233
	Aeon Co. Ltd.	5,872,198	139,300
	Toyota Industries Corp.	1,321,943	138,316
	Asahi Group Holdings Ltd.	3,747,415	137,605
	Olympus Corp.	9,296,877	133,859
	Kyocera Corp.	9,902,912	132,809
	Japan Post Bank Co. Ltd.	11,951,429	128,422
	Kubota Corp.	8,076,950	126,725
	Toyota Tsusho Corp.	1,840,013	126,355
	Sumitomo Mitsui Trust Holdings Inc.	5,855,960	126,176
	Secom Co. Ltd.	1,696,502	123,086
	Sumitomo Realty & Development Co. Ltd.	3,263,388	121,592
	Japan Exchange Group Inc.	4,317,852	116,951
	Subaru Corp.	4,980,179	112,790
	Resona Holdings Inc.	18,209,117	112,249
	ENEOS Holdings Inc.	23,205,524	111,801

		Shares	Market Value ($000)
	Inpex Corp.	7,060,963	107,335
	Nitto Denko Corp.	1,167,024	106,715
	Shionogi & Co. Ltd.	2,031,197	103,798
	Sekisui House Ltd.	4,529,082	103,162
	Nippon Yusen KK	3,705,899	101,742
	Unicharm Corp.	3,190,162	101,563
	Nomura Research Institute Ltd.	3,441,337	97,213
	Kikkoman Corp.	7,524,000	96,567
	Sumitomo Electric Industries Ltd.	6,220,639	96,391
	Shimano Inc.	629,862	93,701
	Nitori Holdings Co. Ltd.	618,137	93,680
	Yaskawa Electric Corp.	2,131,009	90,727
	Eisai Co. Ltd.	2,187,162	90,087
	Bandai Namco Holdings Inc.	4,840,246	89,811
[2]	Daiwa Securities Group Inc.	11,594,016	88,211
	Shiseido Co. Ltd.	3,211,402	88,122
	Pan Pacific International Holdings Corp.	3,307,438	87,653
	Kansai Electric Power Co. Inc.	6,001,599	85,636
	Kirin Holdings Co. Ltd.	6,128,100	85,219
	SCREEN Holdings Co. Ltd.	655,244	84,956
	Sysmex Corp.	4,707,870	84,011
	Mitsui OSK Lines Ltd.	2,751,310	83,933
	Obic Co. Ltd.	550,821	83,202
	NTT Data Group Corp.	5,202,392	82,707
	JFE Holdings Inc.	4,867,411	80,671
	West Japan Railway Co.	3,814,310	79,491
*	Tokyo Electric Power Co. Holdings Inc.	12,846,957	78,085
	Chubu Electric Power Co. Inc.	5,776,881	75,539
	Asahi Kasei Corp.	10,210,608	74,877
	Osaka Gas Co. Ltd.	3,257,476	73,280
	Kajima Corp.	3,500,769	71,852
	T&D Holdings Inc.	4,108,334	71,420
	Fuji Electric Co. Ltd.	1,035,511	69,487
	Tokyo Gas Co. Ltd.	3,029,578	68,871
	Ebara Corp.	754,040	68,625
	Yamaha Motor Co. Ltd.	7,355,709	67,758
	Asics Corp.	1,408,140	66,660
	MINEBEA MITSUMI Inc.	3,381,298	66,324
	Obayashi Corp.	5,558,734	66,096
*	Rakuten Group Inc.	11,477,610	65,148
	Mitsubishi Chemical Group Corp.	10,540,594	64,237
	Isuzu Motors Ltd.	4,748,255	64,184
[2]	Nissan Motor Co. Ltd.	15,972,529	63,291
	Idemitsu Kosan Co. Ltd.	9,173,525	62,895
	Shimadzu Corp.	2,217,854	61,776
	Dai Nippon Printing Co. Ltd.	1,973,129	60,428
	Nippon Paint Holdings Co. Ltd.	8,387,081	60,363
	Toray Industries Inc.	12,530,607	60,170
	Tokyu Corp.	4,896,457	59,623
	Sumitomo Metal Mining Co. Ltd.	1,957,695	58,457
	Aisin Corp.	1,428,747	58,383
	Makita Corp.	2,017,137	57,328
	Daifuku Co. Ltd.	2,347,263	56,263
	Ono Pharmaceutical Co. Ltd.	3,389,506	55,537
	Capcom Co. Ltd.	2,927,834	54,850
	LY Corp.	21,571,210	54,639
	Mazda Motor Corp.	4,709,128	54,577
	TOPPAN Holdings Inc.	2,174,072	54,497

		Shares	Market Value ($000)
	Daito Trust Construction Co. Ltd.	474,750	54,161
	Omron Corp.	1,500,425	53,726
	Konami Group Corp.	783,947	53,402
	SBI Holdings Inc.	2,018,406	52,943
	AGC Inc.	1,456,473	52,844
	Hankyu Hanshin Holdings Inc.	1,795,741	51,522
	Taisei Corp.	1,408,561	51,341
	Nippon Building Fund Inc.	12,598	50,393
	M3 Inc.	3,478,307	50,057
	Yakult Honsha Co. Ltd.	2,403,850	49,131
	Sojitz Corp.	1,827,022	48,195
	MatsukiyoCocokara & Co.	3,000,173	48,173
	Niterra Co. Ltd.	1,446,476	48,023
	Nexon Co. Ltd.	2,868,715	47,682
	Trend Micro Inc.	933,292	47,399
	Dentsu Group Inc.	1,704,492	47,328
	Sekisui Chemical Co. Ltd.	3,232,735	47,297
	Nippon Sanso Holdings Corp.	1,493,401	46,857
	Isetan Mitsukoshi Holdings Ltd.	2,882,740	46,787
[2]	Kawasaki Kisen Kaisha Ltd.	3,473,814	46,713
	Mitsubishi HC Capital Inc. (XTKS)	6,675,641	46,560
	MEIJI Holdings Co. Ltd.	2,127,074	46,440
	Keisei Electric Railway Co. Ltd.	1,139,958	46,357
	Nissin Foods Holdings Co. Ltd.	1,665,637	45,918
	Chiba Bank Ltd.	5,500,514	45,771
	Toyo Suisan Kaisha Ltd.	745,237	45,568
	Yokogawa Electric Corp.	1,955,689	45,038
	Concordia Financial Group Ltd.	8,943,235	44,951
	SG Holdings Co. Ltd.	3,471,271	43,960
	SUMCO Corp.	2,768,721	43,776
	Kintetsu Group Holdings Co. Ltd.	1,480,610	43,125
	Rohm Co. Ltd.	2,665,980	42,759
	Kyoto Financial Group Inc.	2,347,060	42,357
	Ricoh Co. Ltd.	4,715,806	41,899
	Tobu Railway Co. Ltd.	1,660,727	41,526
[2]	JSR Corp.	1,440,350	41,227
	Mitsui Chemicals Inc.	1,400,584	41,087
	Nissan Chemical Corp.	1,072,202	40,611
	TIS Inc.	1,878,003	40,294
	Socionext Inc.	1,468,890	40,123
	Tokyu Fudosan Holdings Corp.	4,946,997	39,969
	Ibiden Co. Ltd.	887,483	39,747
	Kawasaki Heavy Industries Ltd.	1,209,107	39,728
	Japan Real Estate Investment Corp.	11,026	39,306
	Hikari Tsushin Inc.	203,979	38,363
	Shizuoka Financial Group Inc.	4,026,163	38,311
	Kurita Water Industries Ltd.	904,684	37,508
	Seiko Epson Corp.	2,141,185	37,455
	Hamamatsu Photonics KK	1,050,297	37,030
	Kyowa Kirin Co. Ltd.	2,056,901	37,006
	Kobe Steel Ltd.	2,721,654	36,933
	Nomura Real Estate Master Fund Inc.	37,034	36,621
	Sumitomo Forestry Co. Ltd.	1,153,621	36,383
	Nippon Prologis REIT Inc.	20,370	36,287
	KDX Realty Investment Corp.	34,115	36,261
	Odakyu Electric Railway Co. Ltd.	2,613,381	36,025
	Otsuka Corp.	1,693,478	35,933
	Brother Industries Ltd.	1,921,080	35,629

		Shares	Market Value ($000)
	Fukuoka Financial Group Inc.	1,322,042	35,292
	Japan Metropolitan Fund Investment	56,621	35,280
	Hulic Co. Ltd.	3,408,502	35,006
	Suntory Beverage & Food Ltd.	1,034,017	34,976
	Resonac Holdings Corp.	1,473,068	34,315
	Kyushu Electric Power Co. Inc.	3,820,489	34,310
	Hoshizaki Corp.	931,825	33,999
	Cosmo Energy Holdings Co. Ltd.	672,723	33,784
[2]	TOTO Ltd.	1,194,525	33,489
	Horiba Ltd.	318,035	33,041
	Fujikura Ltd.	2,188,166	32,341
	Yamato Holdings Co. Ltd.	2,244,481	32,304
	GLP J-Reit	38,348	32,136
	Ryohin Keikaku Co. Ltd.	1,952,481	31,953
	McDonald's Holdings Co. Japan Ltd.	709,400	31,900
	MISUMI Group Inc.	2,275,450	31,699
	Amada Co. Ltd.	2,763,857	31,652
	Daiwa House REIT Investment Corp.	18,439	31,542
	Tosoh Corp.	2,303,011	31,295
	Rohto Pharmaceutical Co. Ltd.	1,598,314	31,055
	Zensho Holdings Co. Ltd.	735,056	30,567
	Tohoku Electric Power Co. Inc.	3,886,958	30,466
	Oji Holdings Corp.	7,299,081	30,301
	Toho Co. Ltd.	907,471	30,133
	Shimizu Corp.	4,664,131	30,120
	Sanrio Co. Ltd.	1,560,066	30,022
	Japan Post Insurance Co. Ltd.	1,560,422	29,828
	Kuraray Co. Ltd.	2,760,770	29,572
	Sumitomo Heavy Industries Ltd.	932,908	29,377
	Yokohama Rubber Co. Ltd.	1,086,419	29,304
	Nisshin Seifun Group Inc.	2,114,219	29,130
	Skylark Holdings Co. Ltd.	1,814,278	28,749
	Kobe Bussan Co. Ltd.	1,162,074	28,475
	Azbil Corp.	1,022,908	28,300
[2]	IHI Corp.	1,057,890	28,279
	Asahi Intecc Co. Ltd.	1,611,695	28,237
	NIPPON EXPRESS HOLDINGS Inc.	552,097	28,182
	Sanwa Holdings Corp.	1,606,031	28,081
	USS Co. Ltd.	3,337,062	27,588
	Tokyo Tatemono Co. Ltd.	1,631,532	27,558
	Credit Saison Co. Ltd.	1,333,853	27,513
	Tokyo Ohka Kogyo Co. Ltd.	899,547	27,284
	NGK Insulators Ltd.	2,024,987	27,229
	NH Foods Ltd.	812,222	27,196
	ANA Holdings Inc.	1,300,188	27,173
	Lawson Inc.	397,538	27,159
	Kyushu Railway Co.	1,189,377	27,142
	Sumitomo Chemical Co. Ltd.	12,498,911	27,081
[2]	Yamaha Corp.	1,247,818	26,934
	Seibu Holdings Inc.	1,711,152	26,746
	Lixil Corp.	2,145,168	26,438
	Hitachi Construction Machinery Co. Ltd.	873,518	26,355
	Haseko Corp.	2,115,462	26,178
	Keio Corp.	952,727	26,087
	Mebuki Financial Group Inc.	7,872,631	25,867
	Ulvac Inc.	397,438	25,572
	Yamazaki Baking Co. Ltd.	987,655	25,513
	Mitsubishi Gas Chemical Co. Inc.	1,520,410	25,505

		Shares	Market Value ($000)
	Nikon Corp.	2,514,798	25,456
	Nomura Real Estate Holdings Inc.	890,117	25,147
	CyberAgent Inc.	3,445,937	25,061
	Invincible Investment Corp.	55,667	25,004
	United Urban Investment Corp.	24,317	24,738
[2]	Hirose Electric Co. Ltd.	240,704	24,735
	NOF Corp.	1,805,103	24,721
	Square Enix Holdings Co. Ltd.	640,614	24,706
	Advance Residence Investment Corp.	11,004	24,365
	Koito Manufacturing Co. Ltd.	1,807,474	24,364
	Santen Pharmaceutical Co. Ltd.	2,470,602	24,297
	Medipal Holdings Corp.	1,575,856	24,116
	Hachijuni Bank Ltd.	3,562,949	24,056
	Marui Group Co. Ltd.	1,500,528	24,051
[2]	Taiyo Yuden Co. Ltd.	1,011,948	23,957
	Tokyo Seimitsu Co. Ltd.	307,699	23,904
	Orix JREIT Inc.	21,673	23,584
	THK Co. Ltd.	989,786	23,271
	MonotaRO Co. Ltd.	1,926,115	23,185
	Air Water Inc.	1,470,295	23,005
	Nichirei Corp.	852,640	22,932
	Japan Airlines Co. Ltd.	1,203,948	22,860
[2]	J Front Retailing Co. Ltd.	2,038,908	22,650
	Iwatani Corp.	418,682	22,581
	DMG Mori Co. Ltd.	852,381	22,534
	Nagoya Railroad Co. Ltd.	1,610,432	22,532
	Kyushu Financial Group Inc.	3,029,728	22,375
	Japan Airport Terminal Co. Ltd.	565,996	22,366
	ZOZO Inc.	900,829	22,358
	Electric Power Development Co. Ltd.	1,357,123	22,280
	SCSK Corp.	1,190,408	22,127
	Kansai Paint Co. Ltd.	1,533,673	21,967
	GMO Payment Gateway Inc.	337,650	21,868
	BayCurrent Consulting Inc.	1,112,076	21,859
	Taiheiyo Cement Corp.	936,503	21,569
	Tsuruha Holdings Inc.	302,254	21,568
	Tokyo Century Corp.	2,050,096	21,351
	COMSYS Holdings Corp.	884,144	20,719
	Shimamura Co. Ltd.	361,596	20,615
	Sapporo Holdings Ltd.	516,899	20,614
	Oracle Corp. Japan	268,970	20,227
	Shinko Electric Industries Co. Ltd.	541,659	20,219
	Japan Hotel REIT Investment Corp.	38,414	20,143
	Persol Holdings Co. Ltd.	14,356,470	20,081
	Toyo Seikan Group Holdings Ltd.	1,264,842	19,914
	NSK Ltd.	3,465,079	19,772
	Daicel Corp.	1,980,799	19,553
	Rinnai Corp.	844,281	19,380
	Suzuken Co. Ltd.	633,556	19,314
	Mitsubishi Materials Corp.	1,027,011	19,313
	Open House Group Co. Ltd.	584,737	18,912
	Chugoku Electric Power Co. Inc.	2,498,181	18,834
	Keikyu Corp.	2,045,564	18,810
	Macnica Holdings Inc.	379,933	18,624
	Goldwin Inc.	291,826	18,581
	Alfresa Holdings Corp.	1,272,040	18,485
	Nankai Electric Railway Co. Ltd.	899,065	18,468
	Sumitomo Rubber Industries Ltd.	1,495,258	18,433

		Shares	Market Value ($000)
	Lion Corp.	2,031,654	18,162
	Sekisui House REIT Inc.	33,792	18,126
	Keihan Holdings Co. Ltd.	806,829	17,900
	TechnoPro Holdings Inc.	891,630	17,858
	JTEKT Corp.	1,871,831	17,704
	Takashimaya Co. Ltd.	1,106,037	17,660
	Kinden Corp.	1,011,872	17,636
	Hakuhodo DY Holdings Inc.	1,945,029	17,532
	Industrial & Infrastructure Fund Investment Corp.	19,131	17,371
	Stanley Electric Co. Ltd.	975,401	17,268
	EXEO Group Inc.	1,618,688	17,200
	ADEKA Corp.	810,240	17,108
	JGC Holdings Corp.	1,741,157	17,072
[2]	Mitsubishi Motors Corp.	5,177,447	17,025
	Iyogin Holdings Inc.	2,192,660	16,966
	Nifco Inc.	674,167	16,964
	Coca-Cola Bottlers Japan Holdings Inc.	1,150,120	16,963
	Sundrug Co. Ltd.	544,537	16,905
	Mitsubishi Logistics Corp.	520,676	16,856
	Nippon Accommodations Fund Inc.	3,880	16,745
	Daido Steel Co. Ltd.	1,440,355	16,691
	Japan Prime Realty Investment Corp.	7,498	16,631
	Kamigumi Co. Ltd.	752,105	16,575
	Internet Initiative Japan Inc.	886,724	16,557
	Gunma Bank Ltd.	2,914,297	16,546
*	Money Forward Inc.	370,623	16,533
	Activia Properties Inc.	6,047	16,443
	Yamaguchi Financial Group Inc.	1,616,810	16,424
	Nippon Electric Glass Co. Ltd.	640,970	16,372
	Hirogin Holdings Inc.	2,279,392	16,360
	Dexerials Corp.	373,647	16,287
	Sankyo Co. Ltd.	1,476,570	16,130
	Toho Gas Co. Ltd.	727,953	16,117
	Nihon Kohden Corp.	605,003	16,065
	Food & Life Cos. Ltd.	836,989	16,063
	Kewpie Corp.	863,171	16,004
	Toyo Tire Corp.	839,267	15,859
	Sumitomo Bakelite Co. Ltd.	525,754	15,844
	Sega Sammy Holdings Inc.	1,276,619	15,769
	BIPROGY Inc.	530,378	15,763
	LaSalle Logiport REIT	15,372	15,751
	Nabtesco Corp.	936,022	15,692
	SHO-BOND Holdings Co. Ltd.	373,234	15,690
	Yamato Kogyo Co. Ltd.	274,854	15,634
[2]	Aozora Bank Ltd.	963,500	15,609
	77 Bank Ltd.	583,944	15,575
	Kobayashi Pharmaceutical Co. Ltd.	479,504	15,559
[2]	Fujitec Co. Ltd.	618,834	15,398
	Takasago Thermal Engineering Co. Ltd.	480,701	15,302
	Miura Co. Ltd.	785,864	15,230
	GS Yuasa Corp.	729,895	15,212
	Kagome Co. Ltd.	626,346	15,183
	INFRONEER Holdings Inc.	1,580,591	15,170
	Nissui Corp.	2,385,901	14,959
	Kose Corp.	277,246	14,857
	Sohgo Security Services Co. Ltd.	2,725,835	14,801
	Zenkoku Hosho Co. Ltd.	413,043	14,797
[2]	Iida Group Holdings Co. Ltd.	1,142,738	14,789

		Shares	Market Value ($000)
	Mabuchi Motor Co. Ltd.	810,168	14,779
	Casio Computer Co. Ltd.	1,709,466	14,764
	Micronics Japan Co. Ltd.	266,705	14,638
	Sugi Holdings Co. Ltd.	853,140	14,570
	Nishi-Nippon Financial Holdings Inc.	1,160,227	14,506
	Nippon Gas Co. Ltd.	861,111	14,503
	Jeol Ltd.	349,536	14,480
	UBE Corp.	808,574	14,404
	Seino Holdings Co. Ltd.	1,043,990	14,329
	Sankyu Inc.	414,806	14,277
*	SHIFT Inc.	89,446	14,255
*	Rakuten Bank Ltd.	708,300	14,135
	Teijin Ltd.	1,538,966	13,978
	Mitsui Fudosan Logistics Park Inc.	4,635	13,949
	Maruwa Co. Ltd.	66,629	13,943
	Welcia Holdings Co. Ltd.	816,584	13,885
	Fuyo General Lease Co. Ltd.	155,715	13,853
	Mitsui Mining & Smelting Co. Ltd.	450,720	13,814
[2]	Fuji Soft Inc.	346,874	13,753
[2]	Hokuetsu Corp.	1,114,754	13,717
	Cosmos Pharmaceutical Corp.	144,554	13,708
	Nagase & Co. Ltd.	815,189	13,701
	Yamada Holdings Co. Ltd.	4,717,100	13,665
	Japan Logistics Fund Inc.	7,452	13,577
	Amano Corp.	532,048	13,558
	Tsumura & Co.	542,042	13,494
	Nihon M&A Center Holdings Inc.	2,114,584	13,462
	AEON REIT Investment Corp.	14,584	13,394
	Kyudenko Corp.	322,301	13,371
	Tomy Co. Ltd.	721,704	13,180
	Rengo Co. Ltd.	1,726,570	13,162
	Calbee Inc.	580,521	13,085
	Maruichi Steel Tube Ltd.	489,127	13,060
[2]	Towa Corp.	196,215	13,025
	Alps Alpine Co. Ltd.	1,654,037	13,004
	Dowa Holdings Co. Ltd.	376,047	12,995
	Toda Corp.	1,923,610	12,869
	DIC Corp.	673,347	12,857
[2]	Hisamitsu Pharmaceutical Co. Inc.	494,963	12,829
	Kadokawa Corp.	728,644	12,803
[2]	Koei Tecmo Holdings Co. Ltd.	1,197,348	12,760
	NHK Spring Co. Ltd.	1,273,838	12,656
	Sawai Group Holdings Co. Ltd.	323,601	12,652
	Hokuhoku Financial Group Inc.	998,595	12,647
	Kokuyo Co. Ltd.	772,354	12,630
	Nippon Shinyaku Co. Ltd.	425,312	12,628
	Mizuho Leasing Co. Ltd.	1,706,200	12,576
*	Park24 Co. Ltd.	1,057,242	12,485
	Frontier Real Estate Investment Corp.	4,063	12,299
	Daiwabo Holdings Co. Ltd.	733,231	12,275
	Kaneka Corp.	492,944	12,266
	Comforia Residential REIT Inc.	5,668	12,252
	Konica Minolta Inc.	3,740,237	12,240
	MEITEC Group Holdings Inc.	632,749	12,234
	ABC-Mart Inc.	645,155	12,229
	Fuji Corp.	690,800	12,211
	Nichias Corp.	452,574	12,093
	Morinaga Milk Industry Co. Ltd.	589,750	12,065

		Shares	Market Value ($000)
	Mori Hills REIT Investment Corp.	13,228	12,041
*	Mercari Inc.	941,530	12,035
	Hanwa Co. Ltd.	306,322	11,955
	Toyoda Gosei Co. Ltd.	541,474	11,943
	House Foods Group Inc.	585,948	11,924
	Hitachi Zosen Corp.	1,360,745	11,892
	Penta-Ocean Construction Co. Ltd.	2,344,251	11,768
	Yoshinoya Holdings Co. Ltd.	527,351	11,760
[2]	Chugin Financial Group Inc.	1,370,082	11,679
	Sotetsu Holdings Inc.	649,425	11,605
	Kanematsu Corp.	677,806	11,569
	Ezaki Glico Co. Ltd.	411,916	11,498
	Japan Steel Works Ltd.	515,273	11,498
	Ito En Ltd.	467,912	11,445
	Kakaku.com Inc.	942,506	11,434
	Nippon Kayaku Co. Ltd.	1,332,298	11,429
	OKUMA Corp.	238,701	11,353
	Takeuchi Manufacturing Co. Ltd.	281,898	11,300
	NET One Systems Co. Ltd.	641,352	11,284
	NOK Corp.	820,318	11,273
	Rorze Corp.	79,472	11,227
[2]	Citizen Watch Co. Ltd.	1,680,817	11,076
	Denka Co. Ltd.	708,697	11,050
	Daiwa Securities Living Investments Corp.	15,893	11,042
	NSD Co. Ltd.	570,605	11,034
	OBIC Business Consultants Co. Ltd.	233,856	11,000
	Toho Holdings Co. Ltd.	459,035	10,909
	Morinaga & Co. Ltd.	635,204	10,903
	Osaka Soda Co. Ltd.	171,473	10,898
	Fujimi Inc.	474,905	10,897
	Furukawa Electric Co. Ltd.	514,937	10,870
	Canon Marketing Japan Inc.	368,038	10,843
	Hulic REIT Inc.	10,614	10,795
	Japan Petroleum Exploration Co. Ltd.	236,565	10,755
	Yaoko Co. Ltd.	178,678	10,744
	Tokai Carbon Co. Ltd.	1,618,214	10,723
	Rakus Co. Ltd.	789,165	10,707
	Organo Corp.	215,588	10,691
	Mitsui High-Tec Inc.	188,135	10,687
	Harmonic Drive Systems Inc.	397,308	10,587
	Shiga Bank Ltd.	378,311	10,458
	Ushio Inc.	816,180	10,436
[2]	Seven Bank Ltd.	5,376,023	10,426
	Aica Kogyo Co. Ltd.	423,775	10,368
[2]	Takara Holdings Inc.	1,438,396	10,361
	OSG Corp.	716,989	10,328
	Tokuyama Corp.	589,529	10,323
	Nishi-Nippon Railroad Co. Ltd.	628,460	10,252
	Inaba Denki Sangyo Co. Ltd.	441,408	10,243
	Nippon Shokubai Co. Ltd.	1,047,892	10,233
	Daishi Hokuetsu Financial Group Inc.	345,842	10,176
	Mitsubishi Estate Logistics REIT Investment Corp.	3,993	10,167
	Taisho Pharmaceutical Holdings Co. Ltd.	179,001	10,146
	Zeon Corp.	1,158,441	10,091
	Bic Camera Inc.	1,190,259	10,083
	Daihen Corp.	161,534	10,082
	Sangetsu Corp.	461,041	10,077
	Mori Trust REIT Inc.	20,832	10,040

		Shares	Market Value ($000)
	TS Tech Co. Ltd.	787,390	10,012
	Hazama Ando Corp.	1,285,401	10,011
	K's Holdings Corp.	1,158,343	9,961
	San-In Godo Bank Ltd.	1,261,412	9,903
	Shikoku Electric Power Co. Inc.	1,264,523	9,882
	Toagosei Co. Ltd.	941,596	9,866
	Topcon Corp.	852,923	9,860
	Kotobuki Spirits Co. Ltd.	779,345	9,797
	Kandenko Co. Ltd.	854,072	9,750
*	Sharp Corp.	1,733,994	9,657
	CKD Corp.	481,552	9,655
	NTT UD REIT Investment Corp.	11,793	9,611
[2]	Workman Co. Ltd.	364,900	9,608
[2]	Toridoll Holdings Corp.	351,676	9,604
[2]	Mitsui E&S Co. Ltd.	757,569	9,564
	Japan Elevator Service Holdings Co. Ltd.	582,457	9,511
	Okumura Corp.	283,677	9,423
	NEC Networks & System Integration Corp.	555,844	9,254
	Resorttrust Inc.	535,520	9,163
	Nikkon Holdings Co. Ltd.	473,578	9,140
	Kyoritsu Maintenance Co. Ltd.	398,188	9,117
	Nakanishi Inc.	578,102	9,072
	Suruga Bank Ltd.	1,530,804	8,918
	Daiseki Co. Ltd.	363,039	8,863
[2]	Aeon Mall Co. Ltd.	750,841	8,853
	Nisshinbo Holdings Inc.	1,098,891	8,833
	AEON Financial Service Co. Ltd.	967,249	8,819
	Ship Healthcare Holdings Inc.	638,045	8,813
	Juroku Financial Group Inc.	283,694	8,812
	Daiwa Office Investment Corp.	2,255	8,780
	Anritsu Corp.	1,082,128	8,759
	Tsubakimoto Chain Co.	259,286	8,735
	Okasan Securities Group Inc.	1,628,148	8,712
	Japan Excellent Inc.	10,072	8,655
	Mirait One Corp.	701,772	8,650
	Toyota Boshoku Corp.	502,595	8,565
[2]	Monex Group Inc.	1,424,241	8,483
	Pigeon Corp.	876,382	8,444
	GMO internet group Inc.	465,456	8,434
[2]	Nitto Boseki Co. Ltd.	216,823	8,422
[2]	Nomura Micro Science Co. Ltd.	238,800	8,407
	H2O Retailing Corp.	655,984	8,386
	SKY Perfect JSAT Holdings Inc.	1,228,876	8,377
	NS Solutions Corp.	255,340	8,332
[2]	Colowide Co. Ltd.	586,344	8,327
	Okamura Corp.	563,639	8,308
	Daiichikosho Co. Ltd.	654,686	8,289
	Acom Co. Ltd.	3,111,225	8,283
	Nippon Soda Co. Ltd.	206,775	8,279
	Tadano Ltd.	963,867	8,244
	NIPPON REIT Investment Corp.	3,514	8,240
	Ain Holdings Inc.	228,565	8,232
	Lintec Corp.	398,912	8,224
[2]	Toei Animation Co. Ltd.	409,000	8,214
	Wacoal Holdings Corp.	333,771	8,153
	Kusuri no Aoki Holdings Co. Ltd.	391,806	8,076
	Seria Co. Ltd.	408,352	8,072
	Tokyu REIT Inc.	7,521	8,002

		Shares	Market Value ($000)
	Heiwa Real Estate REIT Inc.	8,469	7,954
[2]	Fuji Kyuko Co. Ltd.	307,158	7,943
	Hoshino Resorts REIT Inc.	2,069	7,907
	Hokkaido Electric Power Co. Inc.	1,444,236	7,899
	DTS Corp.	302,002	7,894
	Kureha Corp.	431,412	7,780
	Round One Corp.	1,479,841	7,662
	Fancl Corp.	574,489	7,649
	Arcs Co. Ltd.	368,768	7,616
	Jaccs Co. Ltd.	209,323	7,604
	Taikisha Ltd.	242,324	7,571
*	M&A Research Institute Holdings Inc.	169,213	7,556
	ARE Holdings Inc.	594,326	7,550
	JVCKenwood Corp.	1,226,273	7,546
	Glory Ltd.	399,772	7,545
	Nipro Corp.	949,933	7,540
	TBS Holdings Inc.	270,662	7,540
	Izumi Co. Ltd.	328,281	7,531
	Pilot Corp.	288,424	7,496
	Japan Material Co. Ltd.	465,688	7,443
*	Hino Motors Ltd.	2,217,807	7,432
*	Sansan Inc.	645,395	7,416
	Ferrotec Holdings Corp.	378,642	7,367
	NTN Corp.	3,531,339	7,361
	Hokuriku Electric Power Co.	1,381,113	7,336
	Takuma Co. Ltd.	588,839	7,313
	Kumagai Gumi Co. Ltd.	268,050	7,306
	Hyakugo Bank Ltd.	1,725,174	7,302
*	Sosei Group Corp.	672,200	7,207
	Relo Group Inc.	881,281	7,174
	Aiful Corp.	2,385,047	7,171
	SMS Co. Ltd.	416,489	7,163
	Sumitomo Warehouse Co. Ltd.	424,458	7,147
	Tri Chemical Laboratories Inc.	218,059	7,147
	Tokai Tokyo Financial Holdings Inc.	1,791,404	7,146
	H.U. Group Holdings Inc.	438,553	7,142
	Japan Securities Finance Co. Ltd.	646,038	7,140
	Riken Keiki Co. Ltd.	281,718	7,100
	Heiwa Real Estate Co. Ltd.	269,905	7,084
	Kissei Pharmaceutical Co. Ltd.	302,658	7,080
	Sanken Electric Co. Ltd.	160,338	7,032
	Star Asia Investment Corp.	18,243	7,032
	Monogatari Corp.	228,962	7,030
	DCM Holdings Co. Ltd.	724,939	7,012
	Saizeriya Co. Ltd.	205,127	7,008
	Descente Ltd.	310,572	7,003
[2]	DeNA Co. Ltd.	703,205	6,953
	Makino Milling Machine Co. Ltd.	166,033	6,906
	Toei Co. Ltd.	271,730	6,895
*	PeptiDream Inc.	733,143	6,883
	PALTAC Corp.	258,719	6,879
	Duskin Co. Ltd.	320,594	6,838
*	Appier Group Inc.	658,200	6,824
	As One Corp.	388,906	6,805
	Tokyo Steel Manufacturing Co. Ltd.	618,315	6,780
	Yodogawa Steel Works Ltd.	223,171	6,755
	FP Corp.	370,838	6,733
	Sumitomo Osaka Cement Co. Ltd.	268,862	6,726

		Shares	Market Value ($000)
	Aichi Financial Group Inc.	384,985	6,721
	Fukuoka REIT Corp.	5,866	6,698
	Joyful Honda Co. Ltd.	465,349	6,693
	Financial Partners Group Co. Ltd.	472,208	6,645
[2]	Tokyo Electron Device Ltd.	145,467	6,618
	Inabata & Co. Ltd.	314,035	6,611
	UACJ Corp.	231,098	6,611
[2]	EDION Corp.	656,168	6,605
	North Pacific Bank Ltd.	2,256,042	6,580
	Mani Inc.	502,492	6,574
	Leopalace21 Corp.	1,943,540	6,549
[2]	Seiren Co. Ltd.	358,969	6,531
	Tokyo Kiraboshi Financial Group Inc.	210,240	6,523
	Mitsubishi Logisnext Co. Ltd.	536,513	6,521
	Tokai Rika Co. Ltd.	376,741	6,465
	Digital Garage Inc.	295,252	6,423
	Nishimatsu Construction Co. Ltd.	222,698	6,402
	Mizuno Corp.	153,261	6,400
	San-Ai Obbli Co. Ltd.	465,787	6,348
	Shoei Co. Ltd.	419,972	6,348
	Global One Real Estate Investment Corp.	8,813	6,339
	Senko Group Holdings Co. Ltd.	844,965	6,331
[3]	Ryosan Co. Ltd.	198,737	6,328
	Nippn Corp.	412,119	6,326
	Sakata Seed Corp.	257,093	6,307
	Kato Sangyo Co. Ltd.	209,421	6,285
	Open Up Group Inc.	460,046	6,241
	Nisshin Oillio Group Ltd.	185,573	6,221
	Toyo Tanso Co. Ltd.	115,878	6,176
	Kaga Electronics Co. Ltd.	144,607	6,148
	JMDC Inc.	252,900	6,127
	TOKAI Holdings Corp.	938,387	6,117
	Nippon Light Metal Holdings Co. Ltd.	514,298	6,103
	Dentsu Soken Inc.	186,690	6,098
	Megmilk Snow Brand Co. Ltd.	343,594	6,098
	Meidensha Corp.	323,839	6,095
	Kaken Pharmaceutical Co. Ltd.	268,006	6,058
	Nippon Paper Industries Co. Ltd.	780,947	6,043
[2]	Sakura Internet Inc.	148,500	6,029
	Kiyo Bank Ltd.	490,027	6,022
	C Uyemura & Co. Ltd.	88,300	6,014
	Seiko Group Corp.	222,365	5,992
	Taiyo Holdings Co. Ltd.	271,759	5,988
	Japan Aviation Electronics Industry Ltd.	364,266	5,982
	Max Co. Ltd.	282,084	5,957
	SWCC Corp.	237,151	5,931
	Nihon Parkerizing Co. Ltd.	736,326	5,930
	PAL GROUP Holdings Co. Ltd.	346,580	5,895
	Nojima Corp.	527,484	5,884
	Noritake Co. Ltd.	211,296	5,878
	Fuji Oil Holdings Inc.	372,065	5,830
	Kitz Corp.	649,361	5,825
	Pola Orbis Holdings Inc.	606,787	5,807
	Topre Corp.	341,408	5,803
[2]	Fujitsu General Ltd.	467,601	5,789
[2]	Namura Shipbuilding Co. Ltd.	435,200	5,776
	Nextage Co. Ltd.	304,683	5,770
	TKC Corp.	234,812	5,764

		Shares	Market Value ($000)
	Toyo Ink SC Holdings Co. Ltd.	295,515	5,735
	Senshu Ikeda Holdings Inc.	2,207,968	5,735
	Create Restaurants Holdings Inc.	839,118	5,724
	Hokkoku Financial Holdings Inc.	173,053	5,701
	Mitsubishi Pencil Co. Ltd.	339,876	5,696
	Meiko Electronics Co. Ltd.	160,405	5,695
	Nishimatsuya Chain Co. Ltd.	357,875	5,690
	Iino Kaiun Kaisha Ltd.	678,579	5,663
	Nitto Kogyo Corp.	205,401	5,651
	Royal Holdings Co. Ltd.	345,580	5,649
	Heiwa Corp.	431,718	5,646
	Funai Soken Holdings Inc.	340,232	5,593
	ARCLANDS Corp.	475,013	5,549
	Paramount Bed Holdings Co. Ltd.	326,038	5,536
	Fukuyama Transporting Co. Ltd.	232,931	5,511
*,2	Atom Corp.	911,840	5,490
	Maruha Nichiro Corp.	280,388	5,487
	Mixi Inc.	316,183	5,472
	Valor Holdings Co. Ltd.	334,135	5,461
	Adastria Co. Ltd.	214,897	5,459
	Eizo Corp.	159,777	5,446
	FP Partner Inc.	127,823	5,443
[2]	Shochiku Co. Ltd.	83,214	5,442
	KYB Corp.	159,766	5,421
	Bunka Shutter Co. Ltd.	480,978	5,409
	Awa Bank Ltd.	293,999	5,405
	Daiei Kankyo Co. Ltd.	308,200	5,403
	Itoham Yonekyu Holdings Inc.	204,602	5,375
	Trusco Nakayama Corp.	316,084	5,359
	Mitsui-Soko Holdings Co. Ltd.	173,367	5,357
	Fukuda Denshi Co. Ltd.	116,882	5,347
	Ichibanya Co. Ltd.	674,230	5,339
	Kohnan Shoji Co. Ltd.	184,847	5,331
*	Medley Inc.	179,100	5,324
	Hankyu Hanshin REIT Inc.	5,729	5,316
	Katitas Co. Ltd.	407,163	5,305
	Chugoku Marine Paints Ltd.	359,874	5,294
	UT Group Co. Ltd.	224,366	5,268
	Nippon Pillar Packing Co. Ltd.	128,949	5,242
	Daio Paper Corp.	676,327	5,240
	Toyobo Co. Ltd.	712,115	5,238
	Autobacs Seven Co. Ltd.	499,763	5,220
	Hosiden Corp.	406,790	5,180
	Musashino Bank Ltd.	267,163	5,175
	Nichiha Corp.	228,443	5,164
[2]	Oki Electric Industry Co. Ltd.	675,497	5,164
	Showa Sangyo Co. Ltd.	224,057	5,126
	Amvis Holdings Inc.	303,315	5,098
	Raiznext Corp.	370,200	5,097
	Ichigo Office REIT Investment Corp.	9,367	5,085
[2]	SBI Sumishin Net Bank Ltd.	348,300	5,067
	JAFCO Group Co. Ltd.	409,313	5,062
	Nanto Bank Ltd.	249,131	5,035
	Exedy Corp.	250,460	5,021
	Ariake Japan Co. Ltd.	144,130	5,010
	Sanki Engineering Co. Ltd.	358,966	4,994
	Kura Sushi Inc.	161,130	4,985
	Justsystems Corp.	283,460	4,975

		Shares	Market Value ($000)
[2]	Mitsuboshi Belting Ltd.	161,861	4,973
	Ichigo Inc.	1,719,816	4,963
	Toyo Construction Co. Ltd.	577,940	4,954
	Tocalo Co. Ltd.	420,403	4,932
	SOSiLA Logistics REIT Inc.	6,094	4,914
	CRE Logistics REIT Inc.	4,913	4,888
[2]	Komeri Co. Ltd.	213,503	4,868
	Mitsubishi Shokuhin Co. Ltd.	132,212	4,863
	Starts Corp. Inc.	233,037	4,849
*	PKSHA Technology Inc.	134,766	4,848
	JCU Corp.	189,636	4,825
	KOMEDA Holdings Co. Ltd.	269,506	4,801
	Takara Standard Co. Ltd.	374,237	4,739
	Gunze Ltd.	131,806	4,729
	Ai Holdings Corp.	292,482	4,708
	Fuso Chemical Co. Ltd.	153,974	4,701
	Bank of Nagoya Ltd.	109,344	4,682
	ASKUL Corp.	321,502	4,681
	Raito Kogyo Co. Ltd.	350,905	4,671
	Yokogawa Bridge Holdings Corp.	242,071	4,669
	Yamazen Corp.	527,744	4,664
	Advance Logistics Investment Corp.	5,787	4,640
	Matsui Securities Co. Ltd.	848,672	4,633
	Npr Riken Corp.	225,626	4,608
	Shibaura Machine Co. Ltd.	190,448	4,604
	Yuasa Trading Co. Ltd.	131,011	4,578
	Tamron Co. Ltd.	102,841	4,571
	Infomart Corp.	1,664,612	4,547
	Mirai Corp.	14,955	4,542
	Ohsho Food Service Corp.	88,688	4,526
	Ogaki Kyoritsu Bank Ltd.	312,940	4,518
	Simplex Holdings Inc.	244,505	4,514
	MCJ Co. Ltd.	508,526	4,507
	Totetsu Kogyo Co. Ltd.	227,139	4,484
[2]	MOS Food Services Inc.	197,569	4,482
	Japan Wool Textile Co. Ltd.	463,927	4,457
	Fuji Seal International Inc.	339,530	4,451
	San-A Co. Ltd.	142,935	4,429
	Noevir Holdings Co. Ltd.	128,884	4,426
	KH Neochem Co. Ltd.	291,945	4,421
*	Anycolor Inc.	255,500	4,397
	Wacom Co. Ltd.	1,012,135	4,344
	Menicon Co. Ltd.	422,577	4,343
	Usen-Next Holdings Co. Ltd.	126,044	4,319
	Fuji Media Holdings Inc.	356,233	4,315
	Arata Corp.	202,386	4,303
*,2	HIS Co. Ltd.	341,944	4,299
	Ryobi Ltd.	215,311	4,282
	Okinawa Cellular Telephone Co.	181,163	4,271
	TOMONY Holdings Inc.	1,547,704	4,267
	Kyorin Pharmaceutical Co. Ltd.	350,706	4,217
	Riso Kagaku Corp.	207,178	4,216
	Toa Corp.	524,164	4,203
	Sinfonia Technology Co. Ltd.	205,075	4,200
	Nichicon Corp.	495,415	4,184
	Restar Holdings Corp.	206,727	4,143
	Kumiai Chemical Industry Co. Ltd.	757,116	4,141
	Mochida Pharmaceutical Co. Ltd.	194,362	4,113

		Shares	Market Value ($000)
	Towa Pharmaceutical Co. Ltd.	211,962	4,109
	Konishi Co. Ltd.	402,388	4,091
	en japan Inc.	232,404	4,085
	Musashi Seimitsu Industry Co. Ltd.	365,167	4,078
	Sakata INX Corp.	390,348	4,064
	GungHo Online Entertainment Inc.	253,818	4,062
	Japan Lifeline Co. Ltd.	508,419	4,056
	Bando Chemical Industries Ltd.	326,585	4,054
	FCC Co. Ltd.	275,847	4,016
	ZERIA Pharmaceutical Co. Ltd.	286,618	4,015
	Aoyama Trading Co. Ltd.	362,272	4,012
	Premium Group Co. Ltd.	296,300	4,010
	SAMTY Co. Ltd.	218,885	3,999
	Systena Corp.	2,251,398	3,997
	Tsurumi Manufacturing Co. Ltd.	161,446	3,997
	Token Corp.	57,356	3,995
	Kanamoto Co. Ltd.	223,937	3,994
	Keiyo Bank Ltd.	794,578	3,976
	Transcosmos Inc.	194,861	3,976
[2]	Kyokuto Kaihatsu Kogyo Co. Ltd.	234,567	3,974
	Pacific Industrial Co. Ltd.	357,341	3,967
	AZ-COM Maruwa Holdings Inc.	442,882	3,966
	Life Corp.	154,402	3,961
[2]	Nagawa Co. Ltd.	78,253	3,941
	Totech Corp.	196,200	3,898
	Valqua Ltd.	116,273	3,894
	Chudenko Corp.	196,146	3,893
	Hyakujushi Bank Ltd.	200,998	3,877
	Nitta Corp.	147,400	3,860
	Toshiba TEC Corp.	192,988	3,846
	Elecom Co. Ltd.	373,848	3,840
	Maeda Kosen Co. Ltd.	160,277	3,840
	Ricoh Leasing Co. Ltd.	110,053	3,834
	Nippon Densetsu Kogyo Co. Ltd.	276,755	3,833
	Nippon Seiki Co. Ltd.	377,950	3,825
	Itochu Enex Co. Ltd.	370,174	3,812
	Hiday Hidaka Corp.	214,885	3,806
	Shibuya Corp.	164,721	3,792
	Create SD Holdings Co. Ltd.	174,004	3,790
	Taihei Dengyo Kaisha Ltd.	124,040	3,784
	Sinko Industries Ltd.	149,638	3,783
	Nikkiso Co. Ltd.	459,086	3,752
	Futaba Industrial Co. Ltd.	479,228	3,729
	Maruzen Showa Unyu Co. Ltd.	120,246	3,686
	Dai-Dan Co. Ltd.	231,892	3,686
	Nagaileben Co. Ltd.	233,981	3,674
[2]	Sumiseki Holdings Inc.	380,800	3,671
	Strike Co. Ltd.	114,306	3,660
	Wakita & Co. Ltd.	346,068	3,655
*	Sumitomo Pharma Co. Ltd.	1,392,701	3,650
	Nomura Co. Ltd.	611,857	3,650
	Itoki Corp.	317,500	3,649
[2]	Toyo Gosei Co. Ltd.	56,694	3,634
	Nichireki Co. Ltd.	219,102	3,620
	Furuya Metal Co. Ltd.	48,700	3,615
	Hirata Corp.	69,974	3,611
	Hogy Medical Co. Ltd.	146,308	3,606
	Shinmaywa Industries Ltd.	440,711	3,589

		Shares	Market Value ($000)
	Takara Leben Real Estate Investment Corp.	5,337	3,584
	Central Automotive Products Ltd.	93,900	3,579
	Central Glass Co. Ltd.	189,690	3,578
	Idec Corp.	201,371	3,559
	Nissan Shatai Co. Ltd.	517,241	3,557
	Okamoto Industries Inc.	109,278	3,555
	Tosei Corp.	223,802	3,549
	Fukushima Galilei Co. Ltd.	89,843	3,538
[2]	Nippon Yakin Kogyo Co. Ltd.	110,137	3,515
	Hioki EE Corp.	73,612	3,488
	YAMABIKO Corp.	262,354	3,483
	JINS Holdings Inc.	122,934	3,482
	Noritsu Koki Co. Ltd.	165,179	3,478
	T Hasegawa Co. Ltd.	172,126	3,472
	Morita Holdings Corp.	318,646	3,452
	Sekisui Jushi Corp.	221,923	3,445
	Toho Bank Ltd.	1,452,082	3,442
	Optex Group Co. Ltd.	263,587	3,437
	TPR Co. Ltd.	220,475	3,436
	Fujimori Kogyo Co. Ltd.	120,820	3,420
	Prima Meat Packers Ltd.	227,379	3,407
	Mitani Sekisan Co. Ltd.	85,437	3,400
	Senshu Electric Co. Ltd.	102,518	3,383
[2]	Tokyotokeiba Co. Ltd.	114,182	3,380
	West Holdings Corp.	178,100	3,378
	Aeon Delight Co. Ltd.	145,262	3,373
	Modec Inc.	166,317	3,364
	Marusan Securities Co. Ltd.	473,519	3,360
	One REIT Inc.	1,917	3,354
[2]	Tsuburaya Fields Holdings Inc.	286,158	3,323
	Roland DG Corp.	92,906	3,320
[2]	Yamae Group Holdings Co. Ltd.	181,100	3,314
[2]	Kisoji Co. Ltd.	194,219	3,309
	Zojirushi Corp.	348,253	3,309
	ASAHI YUKIZAI Corp.	95,087	3,307
	Retail Partners Co. Ltd.	268,335	3,300
	Belc Co. Ltd.	71,902	3,298
[2]	Ringer Hut Co. Ltd.	216,341	3,298
	Eiken Chemical Co. Ltd.	252,934	3,293
	Nippon Signal Company Ltd.	483,241	3,291
	Sanyo Denki Co. Ltd.	70,396	3,291
	Mitsuuroko Group Holdings Co. Ltd.	351,614	3,288
	Plus Alpha Consulting Co. Ltd.	205,253	3,288
*	Chiyoda Corp.	1,234,364	3,278
	Tama Home Co. Ltd.	110,433	3,274
	Sumitomo Mitsui Construction Co. Ltd.	1,162,916	3,272
[2]	KFC Holdings Japan Ltd.	112,981	3,266
	Nishio Holdings Co. Ltd.	127,685	3,265
	Star Micronics Co. Ltd.	266,620	3,265
	Argo Graphics Inc.	116,001	3,262
	Chilled & Frozen Logistics Holdings Co. Ltd.	159,384	3,245
	Earth Corp.	115,435	3,243
	ESPEC Corp.	163,272	3,240
	Megachips Corp.	126,365	3,227
	Orient Corp.	455,869	3,225
	Zuken Inc.	109,866	3,223
	Piolax Inc.	183,781	3,222
	Konoike Transport Co. Ltd.	230,760	3,222

		Shares	Market Value ($000)
	Prestige International Inc.	713,611	3,219
	S Foods Inc.	144,388	3,216
	Sintokogio Ltd.	384,346	3,209
	Future Corp.	290,876	3,205
[2]	Hakuto Co. Ltd.	86,757	3,200
	Vital KSK Holdings Inc.	388,215	3,191
	Torishima Pump Manufacturing Co. Ltd.	170,794	3,187
	Uchida Yoko Co. Ltd.	69,665	3,184
	Heiwado Co. Ltd.	237,492	3,177
[2]	Oiles Corp.	216,166	3,174
[2]	Sun Corp.	140,200	3,173
	Maxell Ltd.	302,591	3,171
*	Outsourcing Inc.	274,171	3,167
	KeePer Technical Laboratory Co. Ltd.	95,833	3,150
	Iriso Electronics Co. Ltd.	157,133	3,148
	Shoei Foods Corp.	101,264	3,146
	Milbon Co. Ltd.	149,419	3,142
	Fuji Co. Ltd.	256,818	3,135
	Nittetsu Mining Co. Ltd.	97,176	3,134
	Onward Holdings Co. Ltd.	881,370	3,128
	Ishihara Sangyo Kaisha Ltd.	272,197	3,116
	Kosaido Holdings Co. Ltd.	718,500	3,116
	Press Kogyo Co. Ltd.	668,639	3,114
	Nachi-Fujikoshi Corp.	135,926	3,110
	Hamakyorex Co. Ltd.	122,409	3,105
	Siix Corp.	271,574	3,100
	Integrated Design & Engineering Holdings Co. Ltd.	108,304	3,091
	Furuno Electric Co. Ltd.	190,538	3,082
	Tachibana Eletech Co. Ltd.	144,106	3,074
	Hosokawa Micron Corp.	97,586	3,072
	Yellow Hat Ltd.	234,633	3,071
	eGuarantee Inc.	258,975	3,071
	Noritz Corp.	267,790	3,067
	Roland Corp.	100,518	3,067
[2]	Kameda Seika Co. Ltd.	109,130	3,062
	Daiichi Jitsugyo Co. Ltd.	218,169	3,059
	Genky DrugStores Co. Ltd.	70,460	3,040
	Mitsuba Corp.	280,625	3,039
	Nissha Co. Ltd.	304,332	3,031
	Mirai Industry Co. Ltd.	104,800	3,028
	Infocom Corp.	170,765	3,017
*,2	RENOVA Inc.	366,079	3,008
[2]	Shibaura Mechatronics Corp.	70,800	3,002
	Shizuoka Gas Co. Ltd.	479,172	2,996
	Axial Retailing Inc.	441,276	2,995
	WingArc1st Inc.	148,748	2,995
	United Super Markets Holdings Inc.	454,101	2,993
	IDOM Inc.	430,895	2,973
*	Fujita Kanko Inc.	61,727	2,972
	Yurtec Corp.	303,457	2,971
	Krosaki Harima Corp.	127,560	2,964
[2,3]	Ryoyo Electro Corp.	116,053	2,955
	TSI Holdings Co. Ltd.	568,349	2,952
	Aisan Industry Co. Ltd.	262,983	2,937
	Furukawa Co. Ltd.	243,916	2,932
	Kurabo Industries Ltd.	127,038	2,922
	I'll Inc.	145,985	2,914
	Starts Proceed Investment Corp.	2,086	2,913

		Shares	Market Value ($000)
	BML Inc.	150,830	2,906
	Procrea Holdings Inc.	236,436	2,902
	Dip Corp.	158,289	2,894
	Tokyu Construction Co. Ltd.	525,366	2,870
	Bell System24 Holdings Inc.	276,303	2,870
	Shin-Etsu Polymer Co. Ltd.	281,625	2,867
	CTI Engineering Co. Ltd.	83,800	2,845
	Tachi-S Co. Ltd.	216,032	2,844
	Godo Steel Ltd.	74,951	2,843
	SIGMAXYZ Holdings Inc.	254,692	2,841
*	Raksul Inc.	392,992	2,811
	Meisei Industrial Co. Ltd.	322,723	2,807
	Okinawa Electric Power Co. Inc.	369,863	2,807
[2]	Joshin Denki Co. Ltd.	183,808	2,800
	TOA ROAD Corp.	338,460	2,790
	Doutor Nichires Holdings Co. Ltd.	205,376	2,787
	MEC Co. Ltd.	103,894	2,781
	Nippon Carbon Co. Ltd.	79,388	2,780
	Yamanashi Chuo Bank Ltd.	221,527	2,746
	Sato Holdings Corp.	179,358	2,743
	Shikoku Kasei Holdings Corp.	234,615	2,740
	San ju San Financial Group Inc.	198,247	2,734
	Nohmi Bosai Ltd.	182,281	2,725
	United Arrows Ltd.	211,136	2,724
	Kyoei Steel Ltd.	173,832	2,719
[2]	Toho Titanium Co. Ltd.	260,844	2,710
	Komori Corp.	332,650	2,707
	Pasona Group Inc.	145,892	2,684
*,2	euglena Co. Ltd.	669,925	2,683
	Sanyo Special Steel Co. Ltd.	180,983	2,673
	Osaka Organic Chemical Industry Ltd.	126,562	2,669
	Mitsui DM Sugar Holdings Co. Ltd.	129,584	2,668
	Keihanshin Building Co. Ltd.	261,962	2,665
	Eagle Industry Co. Ltd.	220,049	2,657
	JCR Pharmaceuticals Co. Ltd.	467,149	2,652
	Sun Frontier Fudousan Co. Ltd.	214,357	2,651
	Torii Pharmaceutical Co. Ltd.	96,984	2,640
	Hibiya Engineering Ltd.	134,652	2,622
	Sumitomo Riko Co. Ltd.	295,709	2,616
	Curves Holdings Co. Ltd.	496,045	2,614
	Tosei REIT Investment Corp.	2,757	2,606
	ASKA Pharmaceutical Holdings Co. Ltd.	177,205	2,591
	Altech Corp.	142,500	2,582
[2]	Enplas Corp.	53,690	2,580
[2]	Shinagawa Refractories Co. Ltd.	205,044	2,577
	Canon Electronics Inc.	158,603	2,570
	Tsugami Corp.	337,407	2,566
	Tsukishima Holdings Co. Ltd.	273,806	2,565
	Asanuma Corp.	97,400	2,565
[2]	OSAKA Titanium Technologies Co. Ltd.	148,280	2,561
	METAWATER Co. Ltd.	173,835	2,559
	Okinawa Financial Group Inc.	148,498	2,556
	JBCC Holdings Inc.	116,700	2,551
	Daikokutenbussan Co. Ltd.	39,968	2,550
[2]	Aeon Hokkaido Corp.	410,422	2,543
	Aida Engineering Ltd.	431,540	2,531
*	Vision Inc.	312,607	2,531
	Bank of the Ryukyus Ltd.	321,305	2,526

		Shares	Market Value ($000)
	Shin Nippon Air Technologies Co. Ltd.	113,853	2,524
	Sumitomo Densetsu Co. Ltd.	113,058	2,520
[2]	Matsuyafoods Holdings Co. Ltd.	67,483	2,512
*	Nippon Sheet Glass Co. Ltd.	732,543	2,502
	Takasago International Corp.	109,991	2,499
	Health Care & Medical Investment Corp.	2,801	2,496
	Obara Group Inc.	99,192	2,494
	Kamei Corp.	182,592	2,488
	Fixstars Corp.	163,650	2,482
	Hokuetsu Industries Co. Ltd.	188,600	2,475
	Nippon Kanzai Holdings Co. Ltd.	146,541	2,464
	Fujibo Holdings Inc.	85,248	2,461
	Topy Industries Ltd.	137,851	2,459
	Mandom Corp.	278,641	2,458
	Chofu Seisakusho Co. Ltd.	171,862	2,450
	Asahi Diamond Industrial Co. Ltd.	387,374	2,448
	Anicom Holdings Inc.	644,480	2,443
	Geo Holdings Corp.	194,348	2,440
	Chubu Steel Plate Co. Ltd.	140,000	2,439
	Nafco Co. Ltd.	142,900	2,439
	Sinanen Holdings Co. Ltd.	74,106	2,435
	Teikoku Sen-I Co. Ltd.	159,631	2,433
	Kanto Denka Kogyo Co. Ltd.	364,372	2,428
	Samty Residential Investment Corp.	3,422	2,421
	NS United Kaiun Kaisha Ltd.	77,227	2,413
	Sala Corp.	440,300	2,406
	RS Technologies Co. Ltd.	119,730	2,402
	Aichi Steel Corp.	94,185	2,401
	Mimasu Semiconductor Industry Co. Ltd.	118,073	2,401
[2]	Seikitokyu Kogyo Co. Ltd.	193,700	2,399
[2]	Septeni Holdings Co. Ltd.	787,300	2,395
	GLOBERIDE Inc.	179,731	2,391
	Oita Bank Ltd.	119,222	2,381
	Nissin Corp.	125,854	2,379
	VT Holdings Co. Ltd.	670,377	2,373
	Happinet Corp.	118,020	2,370
	G-Tekt Corp.	169,201	2,368
	K&O Energy Group Inc.	112,452	2,363
	Doshisha Co. Ltd.	170,936	2,358
	Tenma Corp.	157,361	2,356
	Miyazaki Bank Ltd.	123,729	2,355
	Fukui Bank Ltd.	183,695	2,354
	TV Asahi Holdings Corp.	169,603	2,341
	Saibu Gas Holdings Co. Ltd.	186,537	2,338
	Takara Bio Inc.	362,523	2,337
	Transaction Co. Ltd.	155,200	2,335
	Tamura Corp.	593,561	2,334
	Oriental Shiraishi Corp.	891,876	2,331
	Broadleaf Co. Ltd.	671,428	2,328
	Comture Corp.	178,149	2,325
	DyDo Group Holdings Inc.	128,798	2,324
	Nippon Thompson Co. Ltd.	548,692	2,322
	Cybozu Inc.	199,532	2,321
	ES-Con Japan Ltd.	344,951	2,317
	Digital Arts Inc.	80,685	2,315
	Nippon Ceramic Co. Ltd.	129,415	2,315
	Kawada Technologies Inc.	107,301	2,315
	Starzen Co. Ltd.	123,860	2,314

		Shares	Market Value ($000)
	HI-LEX Corp.	205,491	2,312
	SBS Holdings Inc.	135,093	2,309
	TechMatrix Corp.	191,558	2,304
	J Trust Co. Ltd.	785,585	2,290
	JAC Recruitment Co. Ltd.	438,956	2,289
	Pack Corp.	91,967	2,285
	Mars Group Holdings Corp.	105,596	2,284
	Sakai Moving Service Co. Ltd.	135,812	2,283
	Trancom Co. Ltd.	56,799	2,278
	Japan Pulp & Paper Co. Ltd.	66,063	2,261
	Unipres Corp.	294,005	2,260
	Sanyo Chemical Industries Ltd.	81,020	2,259
	Nissei ASB Machine Co. Ltd.	65,720	2,250
[2]	Change Holdings Inc.	264,289	2,242
	Universal Entertainment Corp.	175,726	2,236
	Koshidaka Holdings Co. Ltd.	361,716	2,235
	Lifedrink Co. Inc.	68,799	2,233
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	113,640	2,220
	Oyo Corp.	152,303	2,216
	Shikoku Bank Ltd.	278,542	2,216
	Union Tool Co.	75,041	2,203
	Sumitomo Seika Chemicals Co. Ltd.	65,978	2,202
	Yokorei Co. Ltd.	323,168	2,201
[2]	Takamatsu Construction Group Co. Ltd.	117,882	2,196
[2]	PHC Holdings Corp.	269,398	2,196
[2]	Komehyo Holdings Co. Ltd.	86,100	2,192
	Fujicco Co. Ltd.	174,244	2,187
	Koa Corp.	224,807	2,186
	Anest Iwata Corp.	244,865	2,182
	Mirarth Holdings Inc.	659,545	2,172
*,2	SRE Holdings Corp.	77,664	2,170
	Daiwa Industries Ltd.	205,518	2,169
	Shinnihon Corp.	197,448	2,162
	Daikyonishikawa Corp.	421,988	2,162
	Matsuya Co. Ltd.	305,147	2,161
	T-Gaia Corp.	160,311	2,156
	Avex Inc.	252,491	2,139
	Sumida Corp.	266,273	2,135
	Bank of Iwate Ltd.	125,573	2,129
	JM Holdings Co. Ltd.	117,219	2,127
	Yonex Co. Ltd.	290,159	2,122
	Sankei Real Estate Inc.	3,606	2,115
	Halows Co. Ltd.	71,294	2,107
	Riken Technos Corp.	320,819	2,100
	Goldcrest Co. Ltd.	124,753	2,093
	Tokai Corp.	146,368	2,085
[2]	Daikoku Denki Co. Ltd.	78,300	2,083
	Toenec Corp.	54,823	2,083
	AOKI Holdings Inc.	281,025	2,079
	Tekken Corp.	115,988	2,066
	Teikoku Electric Manufacturing Co. Ltd.	123,368	2,064
	Riken Vitamin Co. Ltd.	124,218	2,061
[2]	Benefit One Inc.	143,855	2,058
	France Bed Holdings Co. Ltd.	244,175	2,056
	Ehime Bank Ltd.	275,670	2,049
	Qol Holdings Co. Ltd.	178,671	2,047
	ESCON Japan REIT Investment Corp.	2,523	2,045
	Alconix Corp.	214,329	2,036

		Shares	Market Value ($000)
	Hokuto Corp.	167,812	2,031
	Yondoshi Holdings Inc.	165,159	2,026
	Itochu-Shokuhin Co. Ltd.	42,613	2,024
	Kurimoto Ltd.	77,344	2,022
	Insource Co. Ltd.	334,980	2,015
*,2	Kappa Create Co. Ltd.	189,239	2,014
	TRE Holdings Corp.	252,681	2,014
	Shima Seiki Manufacturing Ltd.	218,507	2,002
	Tanseisha Co. Ltd.	344,879	2,000
*	Fujio Food Group Inc.	216,873	1,996
	Katakura Industries Co. Ltd.	156,210	1,981
	Aiphone Co. Ltd.	98,445	1,977
	Fukuda Corp.	53,135	1,969
	Computer Engineering & Consulting Ltd.	191,104	1,954
	Sparx Group Co. Ltd.	156,987	1,951
	Akatsuki Inc.	116,402	1,947
	World Co. Ltd.	138,847	1,921
	Yamagata Bank Ltd.	247,206	1,915
	Kyokuyo Co. Ltd.	78,016	1,910
	Yahagi Construction Co. Ltd.	186,629	1,910
	Raysum Co. Ltd.	83,900	1,908
	LITALICO Inc.	137,552	1,907
	Onoken Co. Ltd.	154,159	1,906
*	Snow Peak Inc.	230,946	1,905
	Nippon Fine Chemical Co. Ltd.	113,601	1,904
	Warabeya Nichiyo Holdings Co. Ltd.	105,096	1,903
	J-Oil Mills Inc.	148,119	1,897
	Ryoden Corp.	105,576	1,867
	Denyo Co. Ltd.	120,017	1,865
	GMO Financial Holdings Inc.	355,600	1,853
	Tochigi Bank Ltd.	766,033	1,851
[2]	Nichiden Corp.	105,183	1,849
	Nippon Denko Co. Ltd.	873,427	1,835
	Chori Co. Ltd.	82,072	1,833
	Kyokuto Securities Co. Ltd.	171,859	1,812
	Gree Inc.	568,194	1,808
	Mie Kotsu Group Holdings Inc.	442,137	1,797
	Management Solutions Co. Ltd.	128,165	1,797
	Genki Sushi Co. Ltd.	85,440	1,795
	Base Co. Ltd.	77,106	1,792
	Neturen Co. Ltd.	243,419	1,778
	Japan Transcity Corp.	405,488	1,778
[2]	Pressance Corp.	151,870	1,777
	Yokowo Co. Ltd.	174,224	1,772
	Toyo Kanetsu KK	59,571	1,753
[2]	Daiki Aluminium Industry Co. Ltd.	216,180	1,753
	Carta Holdings Inc.	168,789	1,749
	Mitsubishi Research Institute Inc.	53,179	1,743
	Sanyo Electric Railway Co. Ltd.	126,920	1,742
	MARUKA FURUSATO Corp.	119,379	1,742
	Ines Corp.	169,350	1,741
	Seika Corp.	70,164	1,740
	Marudai Food Co. Ltd.	162,443	1,737
	KPP Group Holdings Co. Ltd.	353,200	1,734
	Akita Bank Ltd.	126,125	1,725
[2]	Key Coffee Inc.	130,419	1,725
	Nippon Road Co. Ltd.	138,460	1,722
	Stella Chemifa Corp.	70,695	1,714

		Shares	Market Value ($000)
	JSB Co. Ltd.	91,000	1,710
	Icom Inc.	75,868	1,706
	gremz Inc.	120,155	1,704
	Shinko Shoji Co. Ltd.	216,046	1,702
	Cosel Co. Ltd.	170,165	1,701
	Sodick Co. Ltd.	356,787	1,698
	Miroku Jyoho Service Co. Ltd.	143,048	1,693
	BRONCO BILLY Co. Ltd.	69,362	1,693
	Tsubaki Nakashima Co. Ltd.	307,976	1,689
	Proto Corp.	181,232	1,685
	Rock Field Co. Ltd.	148,605	1,679
	Wellneo Sugar Co. Ltd.	109,647	1,675
	Link & Motivation Inc.	466,159	1,674
	Matsuda Sangyo Co. Ltd.	102,737	1,668
	Chubu Shiryo Co. Ltd.	211,910	1,661
	ZIGExN Co. Ltd.	417,130	1,661
	Avant Group Corp.	194,500	1,658
	Taki Chemical Co. Ltd.	66,767	1,648
	JP-Holdings Inc.	466,003	1,644
	SRA Holdings	62,823	1,640
	TOC Co. Ltd.	356,412	1,638
	Shinwa Co. Ltd.	90,412	1,637
	Sagami Holdings Corp.	166,467	1,634
	Rheon Automatic Machinery Co. Ltd.	158,842	1,628
	Daito Pharmaceutical Co. Ltd.	105,400	1,626
	Advan Group Co. Ltd.	212,632	1,618
*,2	Istyle Inc.	468,567	1,611
	FIDEA Holdings Co. Ltd.	153,055	1,607
	Vector Inc.	207,090	1,606
	Dai Nippon Toryo Co. Ltd.	206,205	1,597
	CMK Corp.	391,039	1,593
	M&A Capital Partners Co. Ltd.	107,370	1,593
*	Oisix ra daichi Inc.	186,059	1,590
	Nittoku Co. Ltd.	121,700	1,588
	Elematec Corp.	124,883	1,579
	Gakken Holdings Co. Ltd.	256,474	1,575
	Weathernews Inc.	46,484	1,569
	Hochiki Corp.	109,276	1,569
	NEC Capital Solutions Ltd.	61,730	1,569
	Okabe Co. Ltd.	303,587	1,565
	Toyo Corp.	153,649	1,556
	St. Marc Holdings Co. Ltd.	110,569	1,554
	Ichikoh Industries Ltd.	429,094	1,547
[2]	Arisawa Manufacturing Co. Ltd.	207,500	1,546
	Giken Ltd.	112,789	1,545
[2]	Abalance Corp.	89,900	1,545
	Hokkaido Gas Co. Ltd.	92,386	1,544
	Softcreate Holdings Corp.	125,666	1,543
	Cawachi Ltd.	88,031	1,537
	Chiyoda Integre Co. Ltd.	83,747	1,535
*	Nippon Chemi-Con Corp.	161,872	1,533
	Nihon Nohyaku Co. Ltd.	287,263	1,523
[2]	Belluna Co. Ltd.	373,488	1,517
	COLOPL Inc.	371,626	1,515
	Daido Metal Co. Ltd.	341,156	1,514
	Alpen Co. Ltd.	113,991	1,512
[2]	Shin Nippon Biomedical Laboratories Ltd.	148,621	1,508
	Nippon Parking Development Co. Ltd.	1,126,331	1,507

		Shares	Market Value ($000)
	Honeys Holdings Co. Ltd.	131,390	1,505
	Tonami Holdings Co. Ltd.	49,874	1,503
	Ki-Star Real Estate Co. Ltd.	60,371	1,496
	Towa Bank Ltd.	314,177	1,492
[2]	JSP Corp.	99,924	1,490
	LEC Inc.	195,753	1,488
	Aichi Corp.	208,984	1,482
	DKS Co. Ltd.	62,542	1,479
	Elan Corp.	243,586	1,476
	CI Takiron Corp.	331,500	1,474
	Koatsu Gas Kogyo Co. Ltd.	248,189	1,472
[2]	YA-MAN Ltd.	222,248	1,462
	Tokushu Tokai Paper Co. Ltd.	55,106	1,448
*	giftee Inc.	162,630	1,444
	Shibusawa Warehouse Co. Ltd.	71,880	1,439
	Hoosiers Holdings Co. Ltd.	198,137	1,439
*,2	W-Scope Corp.	397,880	1,437
	YAKUODO Holdings Co. Ltd.	82,672	1,437
	Bank of Saga Ltd.	102,957	1,436
	Toa Corp. (XTKS)	186,191	1,426
	FULLCAST Holdings Co. Ltd.	148,718	1,422
	Sakai Chemical Industry Co. Ltd.	112,092	1,422
	Seikagaku Corp.	280,759	1,409
	Fuji Pharma Co. Ltd.	129,413	1,394
	Fujiya Co. Ltd.	84,299	1,390
	Zenrin Co. Ltd.	246,063	1,385
	Macromill Inc.	269,181	1,378
	Okura Industrial Co. Ltd.	66,897	1,366
[2]	Gamecard-Joyco Holdings Inc.	77,700	1,362
	Osaki Electric Co. Ltd.	300,930	1,349
	Ichiyoshi Securities Co. Ltd.	243,646	1,344
	Tomoku Co. Ltd.	77,305	1,344
	Moriroku Holdings Co. Ltd.	78,303	1,344
	Takaoka Toko Co. Ltd.	79,640	1,337
*	Tatsuta Electric Wire & Cable Co. Ltd.	288,163	1,331
	Hodogaya Chemical Co. Ltd.	56,018	1,327
[2]	Daiho Corp.	57,965	1,324
	m-up Holdings Inc.	169,100	1,309
	Nagatanien Holdings Co. Ltd.	88,086	1,298
	Nichiban Co. Ltd.	100,009	1,292
	Tayca Corp.	128,554	1,292
	Sanoh Industrial Co. Ltd.	170,665	1,288
	Feed One Co. Ltd.	200,035	1,284
	Solasto Corp.	357,442	1,284
	Sankyo Tateyama Inc.	205,761	1,282
	G-7 Holdings Inc.	134,959	1,278
	Osaka Steel Co. Ltd.	88,526	1,277
	Kyodo Printing Co. Ltd.	56,296	1,275
	Inageya Co. Ltd.	136,834	1,264
	EM Systems Co. Ltd.	265,349	1,250
	Marvelous Inc.	271,295	1,244
	Kyosan Electric Manufacturing Co. Ltd.	363,004	1,243
	Okuwa Co. Ltd.	198,244	1,242
*,2	Demae-Can Co. Ltd.	573,600	1,239
[2]	Kansai Food Market Ltd.	106,166	1,238
	Kenko Mayonnaise Co. Ltd.	93,001	1,236
[2]	eRex Co. Ltd.	269,621	1,231
	CTS Co. Ltd.	233,828	1,221

		Shares	Market Value ($000)
*,2	PIA Corp.	57,053	1,205
[2]	Pharma Foods International Co. Ltd.	189,650	1,194
	Riso Kyoiku Co. Ltd.	819,422	1,193
	Nihon Tokushu Toryo Co. Ltd.	123,720	1,188
	Shindengen Electric Manufacturing Co. Ltd.	59,058	1,185
	World Holdings Co. Ltd.	70,135	1,185
	Studio Alice Co. Ltd.	86,834	1,183
	Tokyo Energy & Systems Inc.	145,980	1,183
	Achilles Corp.	115,946	1,175
	Sankyo Seiko Co. Ltd.	236,436	1,173
	Kintetsu Department Store Co. Ltd.	74,618	1,168
	Komatsu Matere Co. Ltd.	228,964	1,165
	Fudo Tetra Corp.	85,007	1,150
	Kanaden Corp.	114,806	1,148
	Futaba Corp.	333,811	1,142
	Maxvalu Tokai Co. Ltd.	55,665	1,134
	Nippon Beet Sugar Manufacturing Co. Ltd.	82,970	1,133
	WDB Holdings Co. Ltd.	74,162	1,129
	DKK Co. Ltd.	79,428	1,123
	Intage Holdings Inc.	107,076	1,119
[2]	Takatori Corp.	39,671	1,112
	Nitto Kohki Co. Ltd.	86,600	1,109
	Xebio Holdings Co. Ltd.	173,333	1,106
	BrainPad Inc.	122,930	1,095
	Ebase Co. Ltd.	228,612	1,093
	Maezawa Kyuso Industries Co. Ltd.	131,454	1,090
	Central Security Patrols Co. Ltd.	62,215	1,087
	SB Technology Corp.	78,834	1,087
	V Technology Co. Ltd.	65,653	1,078
	Optorun Co. Ltd.	79,205	1,078
	Asahi Co. Ltd.	122,110	1,073
	Nihon Chouzai Co. Ltd.	103,730	1,072
	Pronexus Inc.	132,644	1,068
	Alpha Systems Inc.	49,538	1,063
	Kojima Co. Ltd.	193,855	1,047
	CAC Holdings Corp.	84,413	1,044
	Yukiguni Maitake Co. Ltd.	149,269	1,041
	Hisaka Works Ltd.	152,459	1,026
[2]	Ministop Co. Ltd.	101,283	1,013
	JDC Corp.	288,219	1,013
*	Optim Corp.	146,893	1,005
*,2	Sourcenext Corp.	623,888	1,001
	WATAMI Co. Ltd.	156,258	1,000
*,2	Pacific Metals Co. Ltd.	111,658	998
	Kanagawa Chuo Kotsu Co. Ltd.	47,971	997
	ST Corp.	97,818	994
	Central Sports Co. Ltd.	59,929	989
	Chiyoda Co. Ltd.	167,035	979
	Nippon Rietec Co. Ltd.	108,697	966
	Yorozu Corp.	149,914	957
[2]	Remixpoint Inc.	915,438	955
	Hokkan Holdings Ltd.	77,129	953
	Artnature Inc.	186,500	951
	MTI Ltd.	194,175	949
	Inaba Seisakusho Co. Ltd.	78,213	935
*	Gurunavi Inc.	469,296	927
	Midac Holdings Co. Ltd.	88,256	926
	Oro Co. Ltd.	53,222	922

		Shares	Market Value ($000)
	Nihon Trim Co. Ltd.	37,019	919
[2]	Airtrip Corp.	85,009	916
	Yamashin-Filter Corp.	300,744	915
	S-Pool Inc.	436,825	907
	Melco Holdings Inc.	37,690	901
	Nippon Sharyo Ltd.	57,131	896
	Taisei Lamick Co. Ltd.	45,721	891
	Tv Tokyo Holdings Corp.	45,183	885
	Arakawa Chemical Industries Ltd.	114,549	879
[2]	Shimojima Co. Ltd.	95,372	874
	Chuo Spring Co. Ltd.	125,980	872
[2]	Nippon Coke & Engineering Co. Ltd.	1,013,050	866
	Nisso Holdings Co. Ltd.	157,507	859
	Fukui Computer Holdings Inc.	49,444	845
	Rokko Butter Co. Ltd.	91,786	845
	Iseki & Co. Ltd.	123,029	833
[2]	Nakayama Steel Works Ltd.	133,863	830
[2]	Aeon Fantasy Co. Ltd.	52,673	828
	ValueCommerce Co. Ltd.	115,611	817
*,2	Kourakuen Holdings Corp.	90,163	809
	Shimizu Bank Ltd.	75,898	805
	Toho Zinc Co. Ltd.	108,446	790
*,2	Japan Display Inc.	4,984,772	790
	Airport Facilities Co. Ltd.	195,162	787
[2]	SBI ARUHI Corp.	126,295	783
	Tsutsumi Jewelry Co. Ltd.	56,370	772
	I-PEX Inc.	63,542	766
*	KNT-CT Holdings Co. Ltd.	84,869	760
[2]	Fuso Pharmaceutical Industries Ltd.	51,742	747
	Sanshin Electronics Co. Ltd.	52,811	747
	GMO GlobalSign Holdings KK	37,641	746
	Gecoss Corp.	95,935	728
	Digital Holdings Inc.	99,939	724
	Taiho Kogyo Co. Ltd.	117,011	722
	Amuse Inc.	71,194	720
	Furukawa Battery Co. Ltd.	107,297	718
	Pole To Win Holdings Inc.	211,751	716
	Tess Holdings Co. Ltd.	231,161	707
	Yushin Precision Equipment Co. Ltd.	156,000	706
	Cleanup Corp.	135,488	703
[2]	Inui Global Logistics Co. Ltd.	98,653	695
	FAN Communications Inc.	253,644	670
[2]	Kitanotatsujin Corp.	496,610	658
	Hito Communications Holdings Inc.	85,380	655
[2]	IR Japan Holdings Ltd.	75,174	655
	Kamakura Shinsho Ltd.	133,163	631
	Corona Corp.	97,486	619
*,2	Jamco Corp.	71,580	577
[2]	Tosho Co. Ltd.	121,563	573
	Daisyo Corp.	67,791	552
	Sekisui Kasei Co. Ltd.	166,741	552
*,2	TerraSky Co. Ltd.	57,646	545
	Fibergate Inc.	70,741	537
*	FDK Corp.	109,288	536
	LIFULL Co. Ltd.	478,903	533
	Ohara Inc.	61,097	532
	Takamiya Co. Ltd.	136,908	526
*	Gunosy Inc.	102,774	526

		Shares	Market Value ($000)
	MedPeer Inc.	113,695	522
*,2	Open Door Inc.	94,896	512
*,2	CHIMNEY Co. Ltd.	53,904	488
	Tokyo Individualized Educational Institute Inc.	169,837	483
*	Net Protections Holdings Inc.	322,800	473
	Medical Data Vision Co. Ltd.	116,903	463
	Kanamic Network Co. Ltd.	129,606	453
	Japan Medical Dynamic Marketing Inc.	88,564	424
	Media Do Co. Ltd.	42,088	417
	Ubicom Holdings Inc.	47,071	395
*	Atrae Inc.	125,093	366
	Direct Marketing MiX Inc.	170,483	355
*	RPA Holdings Inc.	191,370	350
[2]	Tokyo Rakutenchi Co. Ltd.	7,350	325
	Wowow Inc.	35,634	266
	Robot Home Inc.	224,508	241
*	Right On Co. Ltd.	62,111	171
			41,742,899
Netherlands (3.9%)
	ASML Holding NV	3,262,239	3,162,613
	ING Groep NV	27,877,500	458,955
*,1	Adyen NV	243,565	411,415
	Prosus NV	12,529,072	392,165
	Wolters Kluwer NV	2,030,392	317,939
	ASM International NV	386,364	236,610
	Koninklijke Ahold Delhaize NV	7,826,436	234,181
	Heineken NV	2,312,534	222,946
	Universal Music Group NV	6,198,531	186,268
	DSM-Firmenich AG	1,432,400	162,910
	Koninklijke Philips NV	6,469,283	129,476
	ArcelorMittal SA	4,105,259	112,842
	NN Group NV	2,299,436	106,154
	Akzo Nobel NV	1,410,259	105,371
	Koninklijke KPN NV	27,365,170	102,357
	BE Semiconductor Industries NV	627,134	96,063
	EXOR NV	831,481	92,532
	Heineken Holding NV	1,081,498	87,281
	Aegon Ltd.	14,019,613	85,531
	IMCD NV	470,975	82,896
[1]	ABN AMRO Bank NV GDR	3,631,760	62,148
	ASR Nederland NV	1,206,719	59,141
	Randstad NV	880,440	46,492
	Aalberts NV	796,120	38,277
	Arcadis NV	597,766	36,607
[1]	Signify NV	1,034,062	31,833
*	InPost SA	1,683,573	25,930
*,1	Just Eat Takeaway.com NV	1,602,306	23,680
*	Fugro NV	923,922	22,648
	OCI NV	796,307	21,826
	JDE Peet's NV	999,232	20,989
	Koninklijke Vopak NV	539,594	20,810
	SBM Offshore NV	1,301,523	20,788
	Allfunds Group plc	2,775,561	20,017
[1]	CTP NV	850,530	15,173
	TKH Group NV	339,577	14,476
*,2	Galapagos NV	401,237	12,854
	APERAM SA	357,342	11,296
	Van Lanschot Kempen NV	315,994	10,747

		Shares	Market Value ($000)
	Corbion NV	489,916	10,474
*,1,2	Alfen NV	180,326	9,715
*,1,2	Basic-Fit NV	435,520	9,714
	Koninklijke BAM Groep NV	2,245,281	8,513
	Eurocommercial Properties NV	365,568	8,344
	AMG Critical Materials NV	260,986	5,927
	Wereldhave NV	363,346	5,656
	Flow Traders Ltd.	276,055	5,444
*	TomTom NV	562,747	4,496
	Sligro Food Group NV	274,380	4,152
[2]	PostNL NV	2,944,630	4,010
	Vastned Retail NV	139,291	3,372
	NSI NV	160,773	3,299
[2]	Brunel International NV	161,212	1,771
[1]	B&S Group SARL	205,314	815
			7,387,939
New Zealand (0.3%)
	Fisher & Paykel Healthcare Corp. Ltd.	4,729,299	72,456
	Auckland International Airport Ltd.	10,839,443	54,098
	Infratil Ltd.	6,853,597	44,591
	Spark New Zealand Ltd.	15,000,692	42,708
	Meridian Energy Ltd.	10,260,850	36,236
	Contact Energy Ltd.	6,491,195	33,569
	Mainfreight Ltd.	665,116	27,695
	EBOS Group Ltd.	1,317,254	26,940
*,2	a2 Milk Co. Ltd.	5,898,549	23,906
	Mercury NZ Ltd.	5,670,435	23,452
	Fletcher Building Ltd.	6,463,291	15,889
*	Ryman Healthcare Ltd.	4,968,654	13,506
	Summerset Group Holdings Ltd.	1,916,955	13,059
	Goodman Property Trust	9,051,453	12,331
	SKYCITY Entertainment Group Ltd.	6,327,901	7,873
	Precinct Properties Group	10,742,741	7,799
	Freightways Group Ltd.	1,399,153	7,401
	Kiwi Property Group Ltd.	13,653,644	6,856
	Genesis Energy Ltd.	4,297,630	6,320
	Vital Healthcare Property Trust	4,247,167	5,663
	Vector Ltd.	2,041,748	4,724
	Argosy Property Ltd.	6,787,968	4,566
	Air New Zealand Ltd.	12,311,716	4,449
	Stride Property Group	3,959,151	3,197
	Oceania Healthcare Ltd.	5,565,484	2,098
	SKY Network Television Ltd.	1,159,530	1,959
	Scales Corp. Ltd.	924,236	1,850
*,3	Synlait Milk Ltd.	714,990	321
	Chorus Ltd.	7,389	34
			505,546
Norway (0.7%)
	Equinor ASA	7,199,889	193,061
	DNB Bank ASA	8,341,317	165,805
	Mowi ASA	3,657,418	67,182
	Aker BP ASA	2,528,047	63,407
	Norsk Hydro ASA	10,990,332	60,396
	Telenor ASA	5,187,514	57,724
	Orkla ASA	6,280,105	44,355
	Yara International ASA	1,348,349	42,755
	Kongsberg Gruppen ASA	611,941	42,253

		Shares	Market Value ($000)
	Salmar ASA	524,641	34,625
	Storebrand ASA	3,387,916	31,307
	Subsea 7 SA	1,953,234	31,242
	TOMRA Systems ASA	1,936,268	30,308
	Bakkafrost P/F	420,841	27,017
	Frontline plc	1,180,916	26,820
	Schibsted ASA Class A	777,263	24,873
*	Adevinta ASA	2,229,453	23,384
	Var Energi ASA	6,439,243	21,335
	Gjensidige Forsikring ASA	1,399,109	20,307
	Schibsted ASA Class B	648,673	19,693
	SpareBank 1 SR-Bank ASA	1,520,362	19,122
*,1	AutoStore Holdings Ltd.	8,877,809	16,421
	Borregaard ASA	819,681	14,299
	Hafnia Ltd.	2,024,176	13,965
	SpareBank 1 SMN	1,042,000	13,264
	Golden Ocean Group Ltd.	1,005,483	12,654
*	Nordic Semiconductor ASA	1,543,180	12,277
	TGS ASA	1,078,295	11,889
	Protector Forsikring ASA	557,345	11,674
	Borr Drilling Ltd.	1,805,033	11,590
	Aker ASA Class A	197,755	11,362
	Leroy Seafood Group ASA	2,310,615	10,187
[1]	Europris ASA	1,365,549	9,834
	Veidekke ASA	890,789	9,682
*	Cadeler A/S	1,660,685	8,135
	Atea ASA	667,711	7,994
[1]	BW LPG Ltd.	692,964	7,731
	Aker Solutions ASA	2,153,893	7,726
	Hoegh Autoliners ASA	902,916	7,707
	Wallenius Wilhelmsen ASA	848,276	6,939
	Stolt-Nielsen Ltd.	185,793	6,857
[1]	Scatec ASA	967,200	6,438
	DNO ASA	7,062,281	6,397
*,2	NEL ASA	13,766,400	6,137
[1]	Entra ASA	575,266	5,980
	FLEX LNG Ltd.	238,794	5,959
	Austevoll Seafood ASA	739,531	5,818
*,1	Crayon Group Holding ASA	671,946	4,936
[1]	Elkem ASA	2,450,285	4,829
	MPC Container Ships ASA	3,028,372	3,509
	Wilh Wilhelmsen Holding ASA Class A	106,585	3,431
	Grieg Seafood ASA	455,078	2,851
	Bonheur ASA	84,147	1,860
	BW Offshore Ltd.	702,984	1,757
	Hexagon Composites ASA	996,007	1,725
*	Aker Carbon Capture ASA	2,683,301	1,437
*	BW Energy Ltd.	583,196	1,432
			1,323,654
Poland (0.3%)
	Powszechna Kasa Oszczednosci Bank Polski SA	7,053,771	104,661
	ORLEN SA	4,774,010	77,758
	Bank Polska Kasa Opieki SA	1,294,805	58,841
	Powszechny Zaklad Ubezpieczen SA	4,645,323	56,737
	Santander Bank Polska SA	274,978	39,155
*,1	Dino Polska SA	397,539	38,566
	LPP SA	9,182	35,144
*,1	Allegro.eu SA	4,111,976	34,051

		Shares	Market Value ($000)
	KGHM Polska Miedz SA	1,132,902	32,355
*	mBank SA	106,459	19,707
*	Alior Bank SA	760,418	18,617
	Budimex SA	104,873	18,375
	KRUK SA	144,299	15,977
[2]	CD Projekt SA	534,391	15,636
	Grupa Kety SA	80,607	15,334
*	PGE Polska Grupa Energetyczna SA	7,230,187	13,026
*	Bank Millennium SA	4,976,139	12,843
	Orange Polska SA	5,459,620	11,072
	Asseco Poland SA	433,188	8,403
	Benefit Systems SA	11,738	8,306
[2]	Bank Handlowy w Warszawie SA	267,364	7,264
*,2	CCC SA	372,383	6,656
*	Tauron Polska Energia SA	7,761,198	5,945
*	Pepco Group NV	1,209,769	5,452
*	Enea SA	2,080,712	4,876
*,2	Jastrzebska Spolka Weglowa SA	415,290	3,860
*	AmRest Holdings SE	579,611	3,537
*,2	Cyfrowy Polsat SA	1,220,416	3,280
	Warsaw Stock Exchange	213,298	2,261
*,2	Grupa Azoty SA	372,022	2,076
			679,771
Portugal (0.2%)
	EDP - Energias de Portugal SA	24,907,126	97,178
	Galp Energia SGPS SA	3,588,265	59,322
	Jeronimo Martins SGPS SA	2,277,380	45,184
	EDP Renovaveis SA	2,443,973	33,097
*	Banco Comercial Portugues SA Class R	63,532,103	21,432
	Navigator Co. SA	2,077,681	9,085
	REN - Redes Energeticas Nacionais SGPS SA	3,128,233	7,430
	Sonae SGPS SA	7,312,464	6,940
	NOS SGPS SA	1,599,545	6,256
*,2	Greenvolt-Energias Renovaveis SA	533,246	4,696
	Mota-Engil SGPS SA	687,487	3,571
	CTT-Correios de Portugal SA	738,537	3,291
	Altri SGPS SA	578,010	3,259
	Corticeira Amorim SGPS SA	261,808	2,776
	Semapa-Sociedade de Investimento e Gestao	116,733	1,877
			305,394
Singapore (1.0%)
	DBS Group Holdings Ltd.	15,000,538	400,332
	Oversea-Chinese Banking Corp. Ltd.	29,040,131	290,165
	United Overseas Bank Ltd.	10,041,549	218,303
	Singapore Telecommunications Ltd.	62,187,493	116,870
	Keppel Ltd.	11,477,273	62,368
	CapitaLand Integrated Commercial Trust	41,979,737	61,553
	CapitaLand Ascendas REIT	29,501,428	60,516
	Singapore Airlines Ltd.	11,351,453	53,800
	Singapore Exchange Ltd.	6,781,469	46,279
	Wilmar International Ltd.	17,248,600	43,814
	Capitaland Investment Ltd.	20,833,430	41,341
	Singapore Technologies Engineering Ltd.	12,537,080	37,327
	Genting Singapore Ltd.	47,983,428	31,469
	Sembcorp Industries Ltd.	7,515,913	30,046
	Mapletree Logistics Trust	27,164,302	29,370
	Mapletree Industrial Trust	16,303,949	28,252

		Shares	Market Value ($000)
	Thai Beverage PCL	67,248,900	24,403
	Venture Corp. Ltd.	2,200,336	23,256
*	Seatrium Ltd.	334,803,907	19,567
	Frasers Logistics & Commercial Trust	23,810,634	18,687
	Mapletree Pan Asia Commercial Trust	19,117,182	18,120
	ComfortDelGro Corp. Ltd.	16,959,759	17,581
	UOL Group Ltd.	4,094,058	17,430
	City Developments Ltd.	3,833,389	16,606
	NetLink NBN Trust	24,384,344	15,440
	Jardine Cycle & Carriage Ltd.	823,918	14,752
	Frasers Centrepoint Trust	8,967,183	14,544
	CapitaLand Ascott Trust	20,507,586	14,348
*	SATS Ltd.	7,338,303	14,132
	Suntec REIT	17,469,981	13,972
	Keppel DC REIT	10,514,372	13,467
	Keppel REIT	20,015,072	12,896
	Keppel Infrastructure Trust	33,038,081	12,111
	ESR-LOGOS REIT	50,314,057	10,990
	Golden Agri-Resources Ltd.	45,183,300	9,037
	Parkway Life REIT	3,217,066	8,338
	Olam Group Ltd.	9,564,310	7,936
	Sheng Siong Group Ltd.	5,757,973	6,525
	iFAST Corp. Ltd.	1,321,069	6,519
	Capitaland India Trust	8,118,294	6,313
	Lendlease Global Commercial REIT	14,441,767	6,202
	Raffles Medical Group Ltd.	7,668,994	5,908
	PARAGON REIT	8,903,493	5,506
	CDL Hospitality Trusts	6,976,712	5,270
[2]	CapitaLand China Trust	9,663,248	5,261
	Hutchison Port Holdings Trust	41,695,924	5,248
	AIMS APAC REIT	5,433,913	5,150
	Starhill Global REIT	12,478,870	4,436
	StarHub Ltd.	5,038,374	4,403
	First Resources Ltd.	4,088,332	4,148
	Cromwell European REIT	2,640,526	3,930
	Singapore Post Ltd.	12,343,168	3,840
	UMS Holdings Ltd.	3,771,192	3,770
	Digital Core REIT Management Pte. Ltd.	6,191,170	3,714
	Far East Hospitality Trust	7,781,059	3,688
	OUE REIT	17,747,835	3,679
	AEM Holdings Ltd.	2,177,330	3,532
	SIA Engineering Co. Ltd.	1,849,016	3,095
	Riverstone Holdings Ltd.	4,632,573	2,917
	First REIT	9,128,516	1,758
	Bumitama Agri Ltd.	2,741,008	1,391
	Keppel Pacific Oak US REIT	7,131,557	1,084
*	Manulife US REIT	13,166,219	1,014
	Silverlake Axis Ltd.	6,045,926	985
*,2	COSCO Shipping International Singapore Co. Ltd.	7,561,216	812
	Prime US REIT	5,871,564	799
	Nanofilm Technologies International Ltd.	1,506,479	797
*,2,3	Ezra Holdings Ltd.	9,329,900	76
*,3	Eagle Hospitality Trust	4,532,200	—
			1,981,188
South Korea (4.5%)
	Samsung Electronics Co. Ltd. (XKRX)	39,387,642	2,410,802
	SK Hynix Inc.	4,453,599	589,992
	Hyundai Motor Co.	1,135,713	199,850

		Shares	Market Value ($000)
	POSCO Holdings Inc.	617,485	193,414
	Celltrion Inc.	1,380,191	188,474
	Kia Corp.	2,014,194	167,398
	NAVER Corp.	1,185,091	164,642
	KB Financial Group Inc.	3,147,482	164,480
	Samsung SDI Co. Ltd. (XKRX)	431,751	153,122
	Shinhan Financial Group Co. Ltd.	4,067,915	143,496
	LG Chem Ltd. (XKRX)	389,859	127,603
	Hyundai Mobis Co. Ltd.	551,553	107,077
	Kakao Corp.	2,498,179	100,978
*,2	LG Energy Solution Ltd.	328,931	97,989
	Hana Financial Group Inc.	2,164,664	94,764
*,1	Samsung Biologics Co. Ltd.	145,747	90,207
	Samsung C&T Corp.	689,747	82,024
[2]	Ecopro BM Co. Ltd.	376,702	77,754
[2]	Ecopro Co. Ltd.	157,675	77,037
*	HLB Inc.	883,174	71,916
	LG Electronics Inc. (XKRX)	881,518	63,368
	Samsung Fire & Marine Insurance Co. Ltd.	265,403	60,950
	Woori Financial Group Inc.	5,428,181	58,881
	KT&G Corp.	822,791	57,267
[2]	POSCO Future M Co. Ltd.	234,403	52,711
	Samsung Electro-Mechanics Co. Ltd.	457,257	50,948
	LG Corp.	730,301	47,506
*	SK Square Co. Ltd.	783,122	45,810
*	Doosan Enerbility Co. Ltd.	3,497,188	45,475
	Meritz Financial Group Inc.	731,136	44,457
*	Krafton Inc.	236,727	43,964
	Hanwha Aerospace Co. Ltd.	284,490	43,882
	Samsung Life Insurance Co. Ltd.	609,480	43,236
*	SK Innovation Co. Ltd.	490,518	43,206
*	Alteogen Inc.	279,991	43,173
	SK Inc.	292,086	39,622
	KakaoBank Corp.	1,763,954	36,841
	Samsung SDS Co. Ltd.	298,774	36,303
	Hanmi Semiconductor Co. Ltd.	364,699	36,291
	Korea Electric Power Corp.	2,101,892	34,563
*	Samsung Heavy Industries Co. Ltd.	5,357,832	34,318
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	353,779	31,610
	Korea Zinc Co. Ltd.	88,120	29,739
	HYBE Co. Ltd.	170,146	28,946
	HMM Co. Ltd.	2,398,908	28,060
	L&F Co. Ltd.	203,510	26,646
	DB Insurance Co. Ltd.	365,931	26,175
	Yuhan Corp.	453,460	26,071
	Korean Air Lines Co. Ltd.	1,510,826	24,325
*	Samsung Engineering Co. Ltd.	1,291,983	24,200
	Hankook Tire & Technology Co. Ltd.	601,964	24,188
	HD Hyundai Electric Co Ltd.	179,936	23,940
*	Kum Yang Co. Ltd.	280,345	23,521
	Industrial Bank of Korea	2,264,612	23,489
	LG H&H Co. Ltd. (XKRX)	77,999	22,407
*	CosmoAM&T Co. Ltd.	182,325	21,987
	Amorepacific Corp.	243,342	21,910
	Korea Aerospace Industries Ltd.	575,505	21,541
*	LG Display Co. Ltd.	2,673,408	21,017
	Hyundai Glovis Co. Ltd.	152,239	20,433
	NCSoft Corp.	130,453	19,956

		Shares	Market Value ($000)
	S-Oil Corp.	337,280	19,535
	Coway Co. Ltd.	465,129	19,442
	HD Hyundai Co. Ltd.	346,556	17,735
	Hanwha Solutions Corp.	853,916	17,535
	LG Innotek Co. Ltd.	115,246	16,921
	Hyundai Steel Co.	687,892	16,260
	Doosan Bobcat Inc.	404,905	16,246
	Hanmi Pharm Co. Ltd.	63,364	16,101
*	SK Biopharmaceuticals Co. Ltd.	230,889	15,865
	Samsung Securities Co. Ltd.	519,901	15,721
[2]	Posco DX Co. Ltd.	433,008	15,630
	Korea Investment Holdings Co. Ltd.	314,816	15,586
	Hyundai Rotem Co. Ltd.	594,771	15,206
	Hyundai Engineering & Construction Co. Ltd.	593,815	14,684
	Posco International Corp.	371,373	14,680
	LEENO Industrial Inc.	74,742	14,353
	Kumho Petrochemical Co. Ltd.	135,081	14,092
*	Hyundai Heavy Industries Co. Ltd.	154,952	13,658
	CJ CheilJedang Corp. (XKRX)	62,766	13,616
*	Celltrion Pharm Inc.	174,605	13,450
	BNK Financial Group Inc.	2,260,598	13,392
	Lotte Chemical Corp.	149,757	13,351
*,2	SKC Co. Ltd.	149,769	13,310
	GS Holdings Corp.	369,684	13,304
	Mirae Asset Securities Co. Ltd.	2,149,644	12,978
	IsuPetasys Co. Ltd.	386,423	12,900
	LG Uplus Corp.	1,726,395	12,885
*	Hanwha Ocean Co. Ltd.	595,742	12,139
	Orion Corp.Republic of Korea	176,935	12,073
	Fila Holdings Corp.	420,772	11,983
	LS Corp.	140,137	11,882
	JYP Entertainment Corp.	222,349	11,719
[2]	LIG Nex1 Co. Ltd.	89,028	11,694
*	LegoChem Biosciences Inc.	211,826	11,652
*	Sam Chun Dang Pharm Co. Ltd.	113,727	11,603
	Hotel Shilla Co. Ltd.	254,643	11,461
[2]	Hanjin Kal Corp.	259,187	11,434
*,1	SK IE Technology Co. Ltd.	210,387	11,427
	JB Financial Group Co. Ltd.	1,175,103	11,395
*	HLB Life Science Co. Ltd.	694,172	11,032
	Hyundai Marine & Fire Insurance Co. Ltd.	477,026	10,926
	Hyosung Heavy Industries Corp.	52,857	10,885
*	Enchem Co. Ltd.	60,303	10,592
	HPSP Co. Ltd.	265,107	10,532
	Kangwon Land Inc.	859,103	10,475
	Hansol Chemical Co. Ltd.	66,921	9,989
	NH Investment & Securities Co. Ltd.	1,110,578	9,734
	KIWOOM Securities Co. Ltd.	105,864	9,698
[2]	Eo Technics Co. Ltd.	67,551	9,644
*	CJ Corp.	105,960	9,612
	Shinsung Delta Tech Co. Ltd.	118,155	9,495
	LS Electric Co. Ltd.	125,051	9,136
*	SK Bioscience Co. Ltd.	195,018	8,947
*	Rainbow Robotics	64,392	8,886
	OCI Holdings Co. Ltd.	125,743	8,784
	DB HiTek Co. Ltd.	268,186	8,747
	Hanwha Corp. (XKRX)	408,321	8,554
*	Hanall Biopharma Co. Ltd.	302,069	8,545

		Shares	Market Value ($000)
	Dongjin Semichem Co. Ltd.	239,567	8,302
*	ISU Specialty Chemical	30,620	8,295
*,1	Netmarble Corp.	176,975	8,292
	DGB Financial Group Inc.	1,266,372	8,189
*	E-MART Inc.	158,999	8,068
	Cheil Worldwide Inc.	574,463	7,967
*	Hyundai Mipo Dockyard Co. Ltd.	164,582	7,675
[2]	WONIK IPS Co. Ltd.	281,744	7,641
*	Lunit Inc.	174,978	7,633
	Jusung Engineering Co. Ltd.	272,969	7,544
	Soulbrain Co. Ltd.	33,878	7,371
	NongShim Co. Ltd.	26,395	7,303
	Youngone Corp.	241,864	7,276
	DL E&C Co. Ltd.	265,814	7,267
	Hyundai Doosan Infracore Co. Ltd.	1,125,670	7,168
	Shinsegae Inc.	56,544	7,153
[2]	Koh Young Technology Inc.	490,406	7,109
	S-1 Corp.	156,083	7,088
	Samsung Card Co. Ltd.	244,167	6,973
	F&F Co. Ltd.	130,275	6,942
	HL Mando Co. Ltd.	265,029	6,717
	Hanmi Science Co. Ltd.	202,149	6,669
	Lotte Energy Materials Corp.	179,353	6,655
	KCC Corp.	33,685	6,624
[2]	ISC Co. Ltd.	88,864	6,572
*	Hugel Inc.	44,882	6,434
	Advanced Nano Products Co. Ltd.	64,830	6,365
	Hanwha Life Insurance Co. Ltd.	2,940,622	6,341
	Pan Ocean Co. Ltd.	2,001,330	6,331
[2]	Hana Micron Inc.	293,861	6,321
	Hyosung Advanced Materials Corp.	24,893	6,313
	CS Wind Corp.	163,299	6,303
*	SOLUM Co. Ltd.	343,094	6,291
	Hanwha Systems Co. Ltd.	490,541	6,276
	Wemade Co. Ltd.	139,402	6,267
*	Cosmochemical Co. Ltd.	224,296	6,257
	TCC Steel	138,328	6,211
*	HLB Therapeutics Co. Ltd.	560,652	6,108
	Hyundai Autoever Corp.	54,737	5,998
	CJ Logistics Corp.	67,262	5,982
*	Pearl Abyss Corp.	265,095	5,969
*	Kakao Games Corp.	342,001	5,935
	Hanon Systems	1,327,072	5,898
	Poongsan Corp.	157,767	5,897
	SM Entertainment Co. Ltd.	92,412	5,864
	Korean Reinsurance Co.	946,512	5,846
	Hyosung TNC Corp.	25,375	5,817
	AfreecaTV Co. Ltd.	63,579	5,817
	BGF retail Co. Ltd.	66,875	5,809
*	Lake Materials Co. Ltd.	304,400	5,744
	GS Engineering & Construction Corp.	503,207	5,674
*	Oscotec Inc.	270,781	5,668
	Cosmax Inc.	62,480	5,630
*	Hyundai Wia Corp.	131,048	5,541
	Ecopro HN Co. Ltd.	89,701	5,519
	Daejoo Electronic Materials Co. Ltd.	78,643	5,470
[2]	Hyundai Elevator Co. Ltd.	177,383	5,460
	Dentium Co. Ltd.	54,303	5,441

		Shares	Market Value ($000)
	LX Semicon Co. Ltd.	90,524	5,392
	Classys Inc.	204,246	5,391
*,2	W Scope Chungju Plant Co. Ltd.	179,983	5,373
	Chong Kun Dang Pharmaceutical Corp.	63,076	5,324
[2]	Samyang Foods Co. Ltd.	33,434	5,270
*	Doosan Co. Ltd.	46,510	5,230
*,2	Chabiotech Co. Ltd.	356,382	5,105
	KEPCO Engineering & Construction Co. Inc.	102,854	5,069
*	CJ ENM Co. Ltd.	86,395	5,031
	Lotte Shopping Co. Ltd.	91,331	4,990
*	Kakaopay Corp.	170,687	4,938
	HDC Hyundai Development Co-Engineering & Construction	370,222	4,935
*	Kumho Tire Co. Inc.	1,111,966	4,933
	ST Pharm Co. Ltd.	73,156	4,908
	Green Cross Corp.	51,956	4,831
	GS Retail Co. Ltd.	314,950	4,783
	Daeduck Electronics Co. Ltd.	267,329	4,747
	KEPCO Plant Service & Engineering Co. Ltd.	175,128	4,725
[2]	Kolmar Korea Co. Ltd.	132,422	4,674
	People & Technology Inc.	147,731	4,632
*	Hyundai Bioscience Co. Ltd.	295,942	4,620
*	Daewoo Engineering & Construction Co. Ltd.	1,636,794	4,537
	Medytox Inc.	40,653	4,453
	Douzone Bizon Co. Ltd.	140,873	4,391
*	Synopex Inc.	637,257	4,386
	Lotte Corp.	211,856	4,381
	S&S Tech Corp.	129,012	4,319
	Hyundai Department Store Co. Ltd.	111,940	4,316
	LOTTE Fine Chemical Co. Ltd.	122,347	4,308
	Kolon Industries Inc.	152,272	4,300
*	Hana Tour Service Inc.	89,707	4,280
	Hyundai Construction Equipment Co. Ltd.	98,326	4,277
*	Creative & Innovative System	437,132	4,274
	Sam-A Aluminum Co. Ltd.	67,066	4,253
*	Korea Gas Corp.	208,714	4,224
[2]	SK Networks Co. Ltd.	926,325	4,211
	SK REITs Co. Ltd.	1,382,168	4,198
	AMOREPACIFIC Group	207,673	4,182
	Park Systems Corp.	36,972	4,174
*	Mezzion Pharma Co. Ltd.	138,868	4,129
	Hyosung Corp.	87,992	4,068
*	Bioneer Corp.	179,812	4,038
	DL Holdings Co. Ltd.	103,048	4,012
	Paradise Co. Ltd.	372,930	3,964
	Seegene Inc.	213,655	3,908
*,2	Doosan Fuel Cell Co. Ltd.	252,522	3,861
*	ABLBio Inc.	206,885	3,845
	SK Chemicals Co. Ltd.	81,503	3,829
	Hite Jinro Co. Ltd.	246,363	3,750
	PharmaResearch Co. Ltd.	50,655	3,735
	Sebang Global Battery Co. Ltd.	62,788	3,670
	LX International Corp.	185,031	3,650
	Daewoong Pharmaceutical Co. Ltd.	40,163	3,644
*,2	Taihan Electric Wire Co. Ltd.	468,838	3,574
	Ottogi Corp.	12,042	3,565
[2]	SIMMTECH Co. Ltd.	153,694	3,519
	Eugene Technology Co. Ltd.	105,937	3,350
	HAESUNG DS Co. Ltd.	87,196	3,304

		Shares	Market Value ($000)
	ESR Kendall Square REIT Co. Ltd.	1,007,813	3,299
	HK inno N Corp.	116,264	3,285
	Dongsuh Cos. Inc.	254,360	3,241
*	Shin Poong Pharmaceutical Co. Ltd.	273,693	3,217
	Peptron Inc.	151,513	3,191
*	KMW Co. Ltd.	247,844	3,107
	NEXTIN Inc.	59,653	3,096
	Daou Technology Inc.	196,567	3,095
	Innocean Worldwide Inc.	185,190	3,079
	SL Corp.	129,169	3,053
	Green Cross Holdings Corp.	233,167	3,006
*	Fadu Inc.	241,234	2,997
*	Doosan Tesna Inc.	79,967	2,996
	Solus Advanced Materials Co. Ltd.	228,324	2,977
	YG Entertainment Inc.	86,996	2,974
	Tokai Carbon Korea Co. Ltd.	34,135	2,945
	SD Biosensor Inc.	334,620	2,942
[2]	Youlchon Chemical Co. Ltd.	105,108	2,937
*	Posco M-Tech Co. Ltd.	168,706	2,881
*	Naturecell Co. Ltd.	393,193	2,879
*	Seojin System Co. Ltd.	151,543	2,847
	JW Pharmaceutical Corp.	114,506	2,827
	Lotte Chilsung Beverage Co. Ltd.	29,711	2,823
	JR Global REIT	907,788	2,811
	SK Discovery Co. Ltd.	84,272	2,801
*	Duk San Neolux Co. Ltd.	99,290	2,801
	DoubleUGames Co. Ltd.	88,577	2,788
	Youngone Holdings Co. Ltd.	42,817	2,747
*	SFA Semicon Co. Ltd.	596,135	2,681
*	Sungeel Hitech Co. Ltd.	39,447	2,680
	Hankook & Co. Co. Ltd.	222,287	2,669
	DongKook Pharmaceutical Co. Ltd.	210,088	2,665
	Shinhan Alpha REIT Co. Ltd.	533,710	2,663
	Korea Electric Terminal Co. Ltd.	57,570	2,650
*	Hanwha Investment & Securities Co. Ltd.	884,332	2,637
	Jeisys Medical Inc.	432,544	2,601
*	Eubiologics Co. Ltd.	288,124	2,596
	Myoung Shin Industrial Co. Ltd.	223,623	2,594
[2]	Taekwang Industrial Co. Ltd.	4,459	2,544
	Daishin Securities Co. Ltd.	217,239	2,540
	Intellian Technologies Inc.	57,678	2,530
	TKG Huchems Co. Ltd.	169,309	2,522
	BH Co. Ltd.	199,511	2,508
	Sungwoo Hitech Co. Ltd.	354,206	2,490
	OCI Co. Ltd.	39,002	2,487
*	Asiana Airlines Inc.	297,936	2,458
[2]	Foosung Co. Ltd.	413,437	2,449
*	Amicogen Inc.	405,229	2,435
	NHN Corp.	128,990	2,419
	SFA Engineering Corp.	126,528	2,404
*,2	GemVax & Kael Co. Ltd.	273,794	2,391
	Samyang Holdings Corp.	44,789	2,376
	Com2uSCorp	74,763	2,356
*	BNC Korea Co. Ltd.	409,466	2,356
	Daewoong Co. Ltd.	152,538	2,348
[2]	Ahnlab Inc.	47,034	2,335
	Korea Petrochemical Ind Co. Ltd.	23,692	2,331
*,2	Dawonsys Co. Ltd.	226,056	2,288

		Shares	Market Value ($000)
	KC Tech Co. Ltd.	72,604	2,288
	Dong-A Socio Holdings Co. Ltd.	26,159	2,285
	Hyundai Home Shopping Network Corp.	58,812	2,280
	LOTTE REIT Co. Ltd.	944,160	2,276
	MegaStudyEdu Co. Ltd.	54,395	2,276
	IS Dongseo Co. Ltd.	103,633	2,270
	KCC Glass Corp.	74,109	2,268
*	Binex Co. Ltd.	188,103	2,260
	Boryung	229,689	2,254
	Dongkuk Steel Mill Co. Ltd.	261,947	2,242
	Innox Advanced Materials Co. Ltd.	102,772	2,240
*	SK oceanplant Co. Ltd.	227,391	2,235
	Daesang Corp.	153,429	2,234
	Seoul Semiconductor Co. Ltd.	291,480	2,214
[2]	GC Cell Corp.	71,515	2,210
	SK Gas Ltd.	19,649	2,196
	Hanwha General Insurance Co. Ltd.	640,267	2,164
*,2	Lotte Tour Development Co. Ltd.	298,302	2,158
	Hancom Inc.	134,647	2,156
	Chunbo Co. Ltd.	32,978	2,151
*	Jeju Air Co. Ltd.	257,856	2,149
	Hanjin Transportation Co. Ltd.	125,610	2,143
	INTOPS Co. Ltd.	93,623	2,124
*	Shinsung E&G Co. Ltd.	1,285,227	2,113
	Han Kuk Carbon Co. Ltd.	260,169	2,078
	i-SENS Inc.	139,123	2,070
*	CJ CGV Co. Ltd.	496,330	2,050
	Partron Co. Ltd.	349,986	2,048
	Soulbrain Holdings Co. Ltd.	46,034	2,045
	Hanssem Co. Ltd.	55,645	2,026
	Dong-A ST Co. Ltd.	36,449	2,024
*	HLB Global Co. Ltd.	318,524	2,002
	Caregen Co. Ltd.	116,592	1,975
	NICE Information Service Co. Ltd.	254,952	1,935
*	Pharmicell Co. Ltd.	411,857	1,912
*	Vaxcell-Bio Therapeutics Co. Ltd.	121,364	1,853
	Mcnex Co. Ltd.	98,169	1,849
	SNT Motiv Co. Ltd.	55,100	1,840
	Lotte Wellfood Co. Ltd.	20,027	1,825
*	Sambu Engineering & Construction Co. Ltd.	1,226,698	1,817
	Unid Co. Ltd.	29,949	1,809
	LX Holdings Corp.	347,614	1,805
	Lotte Rental Co. Ltd.	87,338	1,801
*,2	Nexon Games Co. Ltd.	174,329	1,797
*	Genexine Inc.	264,221	1,775
	Solid Inc.	380,681	1,775
	Harim Holdings Co. Ltd.	354,252	1,773
	InBody Co. Ltd.	79,017	1,733
*	MedPacto Inc.	176,623	1,726
	Binggrae Co. Ltd.	42,426	1,716
*,2	NEPES Corp.	134,920	1,711
*,2	Ananti Inc.	356,731	1,701
	Orion Holdings Corp.	161,210	1,693
*	Studio Dragon Corp.	49,538	1,690
[2]	PI Advanced Materials Co. Ltd.	102,816	1,677
	NHN KCP Corp.	181,462	1,675
*	STCUBE	354,654	1,673
	L&C Bio Co. Ltd.	95,248	1,666

		Shares	Market Value ($000)
	Handsome Co. Ltd.	110,768	1,646
	Nexen Tire Corp.	264,890	1,638
	HDC Holdings Co. Ltd.	269,923	1,627
[2]	RFHIC Corp.	129,772	1,625
	TES Co. Ltd.	108,066	1,623
[2]	Yunsung F&C Co. Ltd.	25,961	1,615
	Namyang Dairy Products Co. Ltd.	3,679	1,599
	LF Corp.	139,267	1,593
*	AbClon Inc.	109,361	1,585
*	Korea Line Corp.	1,113,049	1,584
	Eugene Investment & Securities Co. Ltd.	501,710	1,577
*	CrystalGenomics Invites Co. Ltd.	584,877	1,573
	Webzen Inc.	128,051	1,570
[2]	Modetour Network Inc.	132,995	1,566
	Hansae Co. Ltd.	103,851	1,541
	Advanced Process Systems Corp.	95,643	1,537
	KH Vatec Co. Ltd.	127,475	1,530
*	Il Dong Pharmaceutical Co. Ltd.	126,493	1,509
	Neowiz	90,712	1,492
	Seah Besteel Holdings Corp.	88,195	1,485
*	Bukwang Pharmaceutical Co. Ltd.	278,657	1,469
*	DIO Corp.	89,992	1,460
[2]	Young Poong Corp.	4,090	1,449
	UniTest Inc.	120,023	1,449
*	Enplus Co. Ltd.	565,401	1,437
*	Cafe24 Corp.	106,899	1,424
[2]	Grand Korea Leisure Co. Ltd.	148,062	1,418
	Seobu T&D	257,981	1,415
	Huons Co. Ltd.	53,584	1,411
[2]	GOLFZON Co. Ltd.	22,441	1,410
	LX Hausys Ltd.	46,419	1,362
	Samwha Capacitor Co. Ltd.	54,799	1,357
*	Humasis Co. Ltd.	945,724	1,353
[2]	ENF Technology Co. Ltd.	70,120	1,350
*	CMG Pharmaceutical Co. Ltd.	793,520	1,348
	HL Holdings Corp.	52,319	1,315
	Hyundai Green Food	147,261	1,302
*,2	Insun ENT Co. Ltd.	254,463	1,292
*,2	Wysiwyg Studios Co. Ltd.	698,692	1,287
*	Danal Co. Ltd.	417,314	1,283
*	Daea TI Co. Ltd.	552,193	1,268
	Kwang Dong Pharmaceutical Co. Ltd.	229,423	1,258
	KISWIRE Ltd.	79,825	1,258
	Songwon Industrial Co. Ltd.	120,402	1,236
	NICE Holdings Co. Ltd.	139,018	1,235
	Dongwon Industries Co. Ltd.	41,589	1,227
	SK Securities Co. Ltd.	2,674,850	1,223
	Yuanta Securities Korea Co. Ltd.	605,566	1,219
	Korea United Pharm Inc.	68,666	1,219
*	Samsung Pharmaceutical Co. Ltd.	890,563	1,200
	Hanil Cement Co. Ltd.	128,948	1,197
	Samchully Co. Ltd.	16,920	1,192
*,2	Helixmith Co. Ltd.	331,746	1,154
*	Medipost Co. Ltd.	213,447	1,128
	Huons Global Co. Ltd.	64,945	1,117
	Vieworks Co. Ltd.	52,535	1,115
[2]	Shinsegae International Inc.	83,670	1,109
[2]	iNtRON Biotechnology Inc.	201,678	1,107

		Shares	Market Value ($000)
	Ilyang Pharmaceutical Co. Ltd.	103,650	1,106
	Daeduck Co. Ltd.	229,972	1,104
*,2	OliX Pharmaceuticals Inc.	91,013	1,093
	Dongwon F&B Co. Ltd.	43,782	1,091
*	Com2uS Holdings Corp.	41,091	1,090
*	Tongyang Life Insurance Co. Ltd.	249,987	1,082
	Sung Kwang Bend Co. Ltd.	129,374	1,077
*	GeneOne Life Science Inc.	549,945	1,060
	Tongyang Inc.	1,450,596	1,056
	iMarketKorea Inc.	166,520	1,055
	TK Corp.	113,213	1,045
*	Komipharm International Co. Ltd.	296,964	1,033
	E1 Corp.	20,673	1,030
*	Namsun Aluminum Co. Ltd.	723,447	1,029
	KISCO Corp.	148,646	1,026
	KC Co. Ltd.	55,206	1,010
	Korea Asset In Trust Co. Ltd.	429,889	1,006
*	Yungjin Pharmaceutical Co. Ltd.	628,483	1,004
	Hankook Shell Oil Co. Ltd.	5,336	1,003
	Humedix Co. Ltd.	46,672	1,001
[2]	Zinus Inc.	96,361	1,001
	Chongkundang Holdings Corp.	21,069	995
	Gradiant Corp.	84,141	979
*	Interflex Co. Ltd.	94,228	975
	Samyang Corp.	24,474	971
	Daol Investment & Securities Co. Ltd.	384,150	970
	Hansol Technics Co. Ltd.	205,189	958
	Hyundai GF Holdings	292,102	940
*,2,3	Cellivery Therapeutics Inc.	189,478	940
	Hansol Paper Co. Ltd.	122,002	938
*	Hanwha Galleria Corp.	880,756	931
	Namhae Chemical Corp.	164,723	900
	Toptec Co. Ltd.	146,200	895
*	Wonik Holdings Co. Ltd.	282,074	831
	Korea Real Estate Investment & Trust Co. Ltd.	1,080,367	828
*,2	Sangsangin Co. Ltd.	288,645	818
*	Hyosung Chemical Corp.	17,591	810
	HS Industries Co. Ltd.	313,182	805
	Jeil Pharmaceutical Co. Ltd.	63,980	798
	SPC Samlip Co. Ltd.	18,028	770
*,3	NKMax Co. Ltd.	512,594	769
	Hyundai Corp.	58,136	768
[2]	Nature Holdings Co. Ltd.	67,977	758
	Able C&C Co. Ltd.	150,097	749
*	ITM Semiconductor Co. Ltd.	48,634	749
	Daehan Flour Mill Co. Ltd.	7,283	717
*	KUMHOE&C Co. Ltd.	211,991	704
	Cuckoo Homesys Co. Ltd.	41,570	700
*	Inscobee Inc.	756,988	686
	Dongkuk CM Co. Ltd.	139,242	667
*	Ace Technologies Corp.	419,131	665
	Maeil Dairies Co. Ltd.	21,677	659
	Woongjin Thinkbig Co. Ltd.	374,697	657
*	Enzychem Lifesciences Corp.	466,542	653
	Kolon Corp.	50,498	644
	Aekyung Industrial Co. Ltd.	46,914	635
	LOTTE Himart Co. Ltd.	82,729	595
	CJ Freshway Corp.	33,406	583

		Shares	Market Value ($000)
*	HJ Shipbuilding & Construction Co. Ltd.	211,327	516
	Eusu Holdings Co. Ltd.	100,578	423
*,2,3	Kuk-il Paper Manufacturing Co. Ltd.	665,811	396
	Hyundai Bioland Co. Ltd.	55,449	365
*	Dongsung Pharmaceutical Co. Ltd.	84,494	348
	LG HelloVision Co. Ltd.	123,948	325
*	Homecast Co. Ltd.	136,388	280
	Cuckoo Holdings Co. Ltd.	19,959	273
	Hansol Holdings Co. Ltd.	119,945	272
*	Telcon RF Pharmaceutical Inc.	445,609	267
*	Giantstep Inc.	32,439	248
	ICD Co. Ltd.	39,317	229
	OptoElectronics Solutions Co. Ltd.	22,366	225
	DB Financial Investment Co. Ltd.	61,803	196
*	Eoflow Co. Ltd.	16,521	57
	BGF Co. Ltd.	11,097	31
			8,534,940
Spain (2.2%)
	Banco Santander SA	132,480,433	647,091
	Iberdrola SA (XMAD)	48,513,184	602,551
	Banco Bilbao Vizcaya Argentaria SA	48,294,173	575,111
	Industria de Diseno Textil SA	8,683,133	437,250
	Amadeus IT Group SA	3,675,923	235,982
	Telefonica SA	42,104,774	185,945
	Ferrovial SE	4,344,621	172,011
	Repsol SA	10,068,780	168,060
[1]	Cellnex Telecom SA	4,632,803	163,884
	CaixaBank SA	31,285,752	151,816
[1]	Aena SME SA	582,039	114,635
	ACS Actividades de Construccion y Servicios SA	1,990,880	83,375
	Banco de Sabadell SA	43,462,721	68,375
	Redeia Corp. SA	3,569,734	60,975
	Endesa SA	2,617,903	48,540
	Bankinter SA	5,313,819	38,934
	Enagas SA	2,052,747	30,495
	Merlin Properties Socimi SA	2,749,549	29,582
	Fluidra SA	1,127,886	26,691
	Naturgy Energy Group SA	1,134,642	24,625
*,2	Grifols SA	2,585,126	23,253
	Acciona SA	190,053	23,130
[2]	Indra Sistemas SA	1,021,985	21,180
	Mapfre SA	8,205,553	20,745
	Viscofan SA	322,096	20,475
	Vidrala SA (XMAD)	189,082	19,630
	Acerinox SA	1,609,462	17,675
[1]	Unicaja Banco SA	12,762,911	15,815
	Inmobiliaria Colonial Socimi SA	2,630,898	15,587
	Laboratorios Farmaceuticos Rovi SA	175,649	15,328
	Cia de Distribucion Integral Logista Holdings SA	518,434	14,489
	Applus Services SA	1,079,953	13,317
[2]	Corp. ACCIONA Energias Renovables SA	471,917	10,283
	CIE Automotive SA	355,184	10,187
	Sacyr SA	2,745,407	10,140
	Faes Farma SA	2,586,303	8,779
	Construcciones y Auxiliar de Ferrocarriles SA	220,758	8,051
*	Solaria Energia y Medio Ambiente SA	682,861	7,450
*	Melia Hotels International SA	867,621	7,012
	Almirall SA	687,365	6,130

		Shares	Market Value ($000)
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	5,696,371	5,695
[2]	Fomento de Construcciones y Contratas SA	363,688	4,956
[1]	Gestamp Automocion SA	1,253,477	4,025
*	Lar Espana Real Estate Socimi SA	469,769	3,665
	Ence Energia y Celulosa SA	1,003,676	3,495
	Atresmedia Corp. de Medios de Comunicacion SA	704,979	3,374
	Pharma Mar SA	99,294	3,075
[1]	Global Dominion Access SA	825,572	3,003
*	Tecnicas Reunidas SA	352,688	2,863
[1]	Neinor Homes SA	208,181	2,283
[2]	Prosegur Cia de Seguridad SA	1,150,688	1,903
[1]	Prosegur Cash SA	3,053,987	1,579
*	Distribuidora Internacional de Alimentacion SA	102,880,236	1,398
*,2	NH Hotel Group SA	198,590	908
			4,196,806
Sweden (2.9%)
	Atlas Copco AB Class A	20,978,735	354,300
	Investor AB Class B	13,463,128	337,848
	Volvo AB Class B	12,223,507	331,275
	Assa Abloy AB Class B	8,038,040	230,678
	Hexagon AB Class B	17,476,569	206,589
	Sandvik AB	8,901,219	197,614
[1]	Evolution AB	1,518,973	188,662
	Atlas Copco AB Class B	12,396,133	183,090
	Swedbank AB Class A	8,328,493	165,302
	EQT AB	5,216,071	165,138
	Skandinaviska Enskilda Banken AB Class A	10,410,614	141,038
	Telefonaktiebolaget LM Ericsson Class B	24,167,100	129,974
	Svenska Handelsbanken AB Class A	12,009,671	121,418
	Essity AB Class B	5,040,751	119,739
	Alfa Laval AB	2,558,772	100,545
	Epiroc AB Class A	5,150,750	96,693
	Investor AB Class A (XSTO)	3,790,454	94,258
	H & M Hennes & Mauritz AB Class B	4,970,408	81,048
	Svenska Cellulosa AB SCA Class B	4,882,087	75,057
	Saab AB Class B	761,630	67,749
	SKF AB Class B	3,185,528	65,032
	Trelleborg AB Class B	1,768,541	63,239
	Boliden AB	2,265,323	62,903
*	Indutrade AB	2,204,117	60,033
	Nibe Industrier AB Class B	12,009,167	59,054
	Volvo AB Class A	1,953,781	53,801
	Epiroc AB Class B	3,173,539	53,744
	Skanska AB Class B	2,947,643	52,493
	Telia Co. AB	20,371,341	52,211
	Lifco AB Class B	1,877,572	49,032
[2]	Beijer Ref AB	3,208,417	47,638
	Industrivarden AB Class A	1,372,465	47,199
	Sagax AB Class B	1,763,189	46,513
*	Castellum AB	3,531,362	46,443
*	Swedish Orphan Biovitrum AB	1,790,418	44,689
	AddTech AB Class B	1,842,277	41,912
	Securitas AB Class B	4,010,208	41,341
*	Fastighets AB Balder Class B	5,161,283	37,912
	Tele2 AB Class B	4,536,902	37,255
	Getinge AB Class B	1,848,194	37,173
	SSAB AB Class B	4,910,580	36,258
	AAK AB	1,436,718	34,141

		Shares	Market Value ($000)
	Industrivarden AB Class C	988,080	33,977
	L E Lundbergforetagen AB Class B	607,275	32,871
	Investment AB Latour Class B	1,178,917	30,992
*	Holmen AB Class B	660,109	26,853
	Nordnet AB publ	1,411,611	25,901
	Axfood AB	890,288	25,879
	Fortnox AB	4,083,970	25,512
	Hexpol AB	2,037,627	24,881
	Husqvarna AB Class B	2,860,154	24,474
[1]	Thule Group AB	804,745	24,259
	Lagercrantz Group AB Class B	1,582,054	24,184
	Sectra AB Class B	1,247,173	24,132
*	Kinnevik AB Class B	1,991,429	22,335
[2]	Avanza Bank Holding AB	1,033,610	22,282
	Mycronic AB	621,964	21,933
	Elekta AB Class B	2,851,441	21,493
[1]	Dometic Group AB	2,648,280	21,403
	Hemnet Group AB	664,001	20,317
	Wihlborgs Fastigheter AB	2,190,189	20,294
*,2	Volvo Car AB Class B	5,276,624	19,977
	Fabege AB	2,068,386	19,340
[1]	Munters Group AB	1,076,335	19,307
	Sweco AB Class B	1,679,570	18,895
	SSAB AB Class A	2,324,169	17,174
	Loomis AB	584,610	16,317
*,2	Embracer Group AB	7,315,309	15,936
*	Electrolux AB Class B	1,778,898	15,884
	Billerud Aktiebolag	1,750,094	15,705
[1]	Bravida Holding AB	1,693,930	14,857
	Nyfosa AB	1,498,448	14,779
	Vitec Software Group AB Class B	280,791	14,585
	Bure Equity AB	454,339	14,561
	Catena AB	275,868	13,479
	Wallenstam AB Class B	2,739,017	13,389
	AFRY AB	808,968	12,916
*,1	Sinch AB	5,124,055	12,844
	Pandox AB	741,278	12,440
*	Camurus AB	259,117	12,282
	Electrolux Professional AB Class B	1,874,540	12,259
	Lindab International AB	567,812	12,208
	JM AB	534,984	10,939
	AddNode Group AB	1,007,963	10,769
	Hufvudstaden AB Class A	880,287	10,690
	Alleima AB	1,539,107	10,388
	Vitrolife AB	540,159	10,140
[2]	HMS Networks AB	232,505	10,070
	Peab AB Class B	1,585,624	9,967
[2]	NCAB Group AB	1,476,915	9,670
	Granges AB	881,691	9,538
	Bufab AB	242,743	9,521
	AddLife AB Class B	902,663	9,440
	Betsson AB Class B	948,151	9,382
	NCC AB Class B	633,107	8,713
	Arjo AB Class B	1,823,247	8,707
	Instalco AB	1,974,512	7,797
	Biotage AB	454,865	7,726
	Bilia AB Class A	584,676	7,493
	Troax Group AB	317,633	7,305

		Shares	Market Value ($000)
	Atrium Ljungberg AB Class B	368,497	7,200
	Mips AB	213,974	7,010
*	Better Collective A/S	257,048	6,904
	Beijer Alma AB	375,284	6,781
[2]	Svenska Handelsbanken AB Class B	511,623	6,472
*	Sdiptech AB Class B	263,609	6,416
	Nolato AB Class B	1,428,718	6,384
*,1,2	Scandic Hotels Group AB	1,078,729	6,305
	INVISIO AB	274,759	6,247
	Dios Fastigheter AB	767,483	6,175
*,1	Boozt AB	462,474	6,067
	Corem Property Group AB Class B	5,921,021	6,031
	Storskogen Group AB Class B	11,162,344	5,941
	Cibus Nordic Real Estate AB publ	451,868	5,922
*	Modern Times Group MTG AB Class B	748,151	5,842
*	OX2 AB	1,227,776	5,659
*,1,2	BioArctic AB	273,164	5,496
	Ratos AB Class B	1,620,316	5,325
	NP3 Fastigheter AB	251,222	5,185
	SkiStar AB	341,438	5,147
	Medicover AB Class B	390,149	5,026
[2]	Hexatronic Group AB	1,512,761	4,649
*	Truecaller AB Class B	1,358,884	4,154
	Clas Ohlson AB Class B	297,106	4,022
	Fagerhult Group AB	560,933	3,873
	Systemair AB	538,414	3,842
	MEKO AB	331,726	3,737
	Platzer Fastigheter Holding AB Class B	425,726	3,660
[2]	Samhallsbyggnadsbolaget i Norden AB	8,634,564	3,410
*	Stillfront Group AB	3,600,022	3,203
[1]	Attendo AB	832,069	3,171
	Investment AB Oresund	257,730	2,826
*	Norion Bank AB	644,209	2,809
	Sagax AB Class D	998,132	2,788
	Cloetta AB Class B	1,628,089	2,767
	Volati AB	158,191	1,845
[1]	Resurs Holding AB	1,180,554	1,715
[2]	Intrum AB	638,164	1,493
[2]	Samhallsbyggnadsbolaget i Norden AB Class D	1,571,172	814
	Skandinaviska Enskilda Banken AB Class C	40,760	577
	Svenska Cellulosa AB SCA Class A	31,965	491
	NCC AB Class A	27,527	384
			5,603,157
Switzerland (7.2%)
	Nestle SA (Registered)	22,099,438	2,348,064
	Novartis AG (Registered)	17,118,384	1,658,059
	Roche Holding AG	5,731,133	1,463,266
	UBS Group AG (Registered)	24,919,261	767,287
	Cie Financiere Richemont SA Class A (Registered)	4,391,298	668,533
	Zurich Insurance Group AG	1,187,113	641,296
	ABB Ltd. (Registered)	12,368,757	573,790
	Holcim AG	4,293,990	389,021
	Sika AG (Registered)	1,255,347	373,529
	Lonza Group AG (Registered)	595,919	356,120
	Alcon Inc.	4,069,145	336,565
	Swiss Re AG	2,388,616	307,259
	Givaudan SA (Registered)	65,711	292,528
	Partners Group Holding AG	182,206	260,279

		Shares	Market Value ($000)
	Swiss Life Holding AG (Registered)	244,029	171,160
	Geberit AG (Registered)	265,001	156,611
	Straumann Holding AG (Registered)	882,729	140,846
*	Swisscom AG (Registered)	210,337	128,738
	Sonova Holding AG (Registered)	418,820	121,287
*,2	SGS SA (Registered)	1,198,474	116,351
	Kuehne & Nagel International AG (Registered)	411,511	114,490
	Logitech International SA (Registered)	1,273,620	114,128
[1]	VAT Group AG	212,242	109,643
*	Sandoz Group AG	3,568,141	107,707
	Chocoladefabriken Lindt & Spruengli AG (Registered)	843	101,699
	Julius Baer Group Ltd.	1,692,602	98,168
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	8,162	97,689
	Schindler Holding AG (XSWX)	336,120	84,607
	Roche Holding AG (Bearer)	239,577	64,605
	SIG Group AG	2,730,132	60,539
	Swiss Prime Site AG (Registered)	625,633	59,014
	Baloise Holding AG (Registered)	373,001	58,489
	Swatch Group AG (Bearer)	241,340	56,300
	Adecco Group AG (Registered)	1,314,138	51,990
	Georg Fischer AG (Registered)	677,039	50,213
	PSP Swiss Property AG (Registered)	373,599	48,975
	EMS-Chemie Holding AG (Registered)	58,535	44,862
	Tecan Group AG (Registered)	104,908	43,467
	Barry Callebaut AG (Registered)	29,476	42,817
	Helvetia Holding AG (Registered)	288,490	39,774
	Schindler Holding AG (Registered)	157,532	38,439
	Belimo Holding AG (Registered)	76,204	37,400
*	Avolta AG	885,103	36,853
	Temenos AG (Registered)	500,869	35,827
	Flughafen Zurich AG (Registered)	157,064	35,665
	Siegfried Holding AG (Registered)	33,597	34,306
[1]	Galenica AG	400,610	33,429
	Accelleron Industries AG	778,011	29,142
	Banque Cantonale Vaudoise (Registered)	233,621	27,179
	Clariant AG (Registered)	1,871,161	25,317
[2]	Bachem Holding AG	257,764	24,684
	Bucher Industries AG (Registered)	53,343	23,457
	Inficon Holding AG (Registered)	15,958	23,288
	BKW AG	148,482	22,817
	Comet Holding AG (Registered)	61,499	21,395
	Allreal Holding AG (Registered)	119,932	20,597
	Cembra Money Bank AG	243,699	20,412
	Swissquote Group Holding SA (Registered)	72,226	20,249
	DKSH Holding AG	294,368	20,041
	SFS Group AG	145,203	19,092
	Swatch Group AG (Registered)	417,911	18,950
	Softwareone Holding AG	1,006,085	18,554
	Sulzer AG (Registered)	143,956	17,519
	Emmi AG (Registered)	17,438	17,302
	Mobimo Holding AG (Registered)	58,781	16,898
	Burckhardt Compression Holding AG	26,051	16,334
	Valiant Holding AG (Registered)	130,642	15,328
[2]	Interroll Holding AG (Registered)	4,514	15,001
*	Aryzta AG	7,795,064	14,154
[2]	Stadler Rail AG	438,048	13,966
	Vontobel Holding AG (Registered)	226,537	13,736
	Landis & Gyr Group AG	178,611	13,709

		Shares	Market Value ($000)
	Kardex Holding AG (Registered)	48,280	13,554
	VZ Holding AG	110,114	13,435
	dormakaba Holding AG	25,129	13,216
	St Galler Kantonalbank AG (Registered)	23,387	12,602
	Daetwyler Holding AG	60,932	12,553
[2]	Huber and Suhner AG (Registered)	140,792	11,888
	Ypsomed Holding AG (Registered)	28,416	11,353
	Forbo Holding AG (Registered)	7,631	9,745
	EFG International AG	737,708	9,237
*	ams-OSRAM AG	7,661,895	8,875
	SKAN Group AG	88,068	8,335
[2]	Komax Holding AG (Registered)	38,754	7,511
	LEM Holding SA (Registered)	3,867	7,318
*,2	DocMorris AG	70,232	7,032
[1]	Medacta Group SA	50,161	6,815
[2]	OC Oerlikon Corp. AG (Registered)	1,513,339	6,671
	COSMO Pharmaceuticals NV	82,144	6,489
	Intershop Holding AG	8,889	6,389
*,1	Sensirion Holding AG	83,507	6,174
	Arbonia AG	447,607	5,984
	Bystronic AG	10,850	5,738
	ALSO Holding AG (Registered)	21,588	5,603
	u-blox Holding AG	56,027	5,397
	Bossard Holding AG (Registered) Class A	21,471	5,204
*,2	Autoneum Holding AG	28,926	5,179
*	Zehnder Group AG	76,425	5,064
	Implenia AG (Registered)	129,355	4,688
	Bell Food Group AG (Registered)	15,453	4,631
	Schweiter Technologies AG	7,618	4,289
*,1	PolyPeptide Group AG	122,022	4,106
*	Basilea Pharmaceutica AG (Registered)	97,194	4,058
	Vetropack Holding AG (Registered)	101,952	3,681
	Rieter Holding AG (Registered)	25,100	3,625
*,1	Medartis Holding AG	36,258	3,599
[2]	PIERER Mobility AG	71,061	3,587
*,1	Montana Aerospace AG	186,587	3,501
[1]	Medmix AG	196,470	3,486
*,2	Idorsia Ltd.	958,060	3,011
[2]	Leonteq AG	84,283	2,538
	Investis Holding SA	22,336	2,407
	APG SGA SA	8,401	2,058
	VP Bank AG Class A	19,068	1,986
*,2	Meyer Burger Technology AG	70,975,749	1,966
			13,735,383
United Kingdom (12.4%)
	Shell plc	53,759,488	1,783,711
	AstraZeneca plc	12,223,679	1,642,175
	HSBC Holdings plc	158,112,674	1,235,939
	Unilever plc (XLON)	20,524,816	1,030,383
	BP plc	137,985,635	865,642
	GSK plc	33,276,580	714,461
	RELX plc	15,681,616	676,276
	Diageo plc	18,276,483	676,270
	Rio Tinto plc	9,010,280	569,674
	Glencore plc	100,362,397	550,744
	British American Tobacco plc	16,589,628	503,513
	CRH plc (SGMX)	5,717,876	493,510
	London Stock Exchange Group plc	3,863,092	462,235

		Shares	Market Value ($000)
	BAE Systems plc	25,215,995	429,817
	Compass Group plc	14,149,403	415,039
	National Grid plc	30,744,513	414,251
*	Rolls-Royce Holdings plc	69,247,067	372,574
	Ferguson plc	1,695,723	371,015
	Lloyds Banking Group plc	524,708,582	343,157
	Reckitt Benckiser Group plc	5,925,736	337,797
	Experian plc	7,580,447	330,302
*	Flutter Entertainment plc	1,459,096	290,847
	Barclays plc	124,284,211	288,047
	3i Group plc	7,877,045	279,300
	Ashtead Group plc	3,609,056	257,070
	Anglo American plc	9,983,925	246,032
	Haleon plc	54,555,946	228,632
	Tesco plc	57,559,976	215,589
	Prudential plc (XLON)	22,771,202	213,561
	SSE plc	9,021,462	188,079
	Imperial Brands plc	7,261,556	162,329
	Vodafone Group plc	180,809,502	160,364
	Legal & General Group plc	49,086,200	157,698
	Standard Chartered plc	18,173,014	154,066
	NatWest Group plc	44,618,757	149,443
	InterContinental Hotels Group plc	1,364,510	141,789
	Aviva plc	22,586,092	141,721
	Sage Group plc	8,481,506	135,552
	Segro plc	11,024,065	125,691
	Rentokil Initial plc	20,852,795	123,981
	Informa plc	11,292,049	118,476
	Next plc	1,003,743	117,001
	Bunzl plc	2,789,270	107,324
	Smurfit Kappa Group plc	2,154,599	98,474
	Halma plc	3,133,491	93,567
	Melrose Industries plc (XLON)	10,882,476	92,402
	Admiral Group plc	2,535,898	90,881
	Smith & Nephew plc	7,226,189	90,465
	Associated British Foods plc	2,779,734	87,703
	Intertek Group plc	1,334,827	84,024
	WPP plc	8,598,492	81,489
	Spirax-Sarco Engineering plc	608,214	77,168
	Pearson plc	5,728,160	75,425
	Antofagasta plc	2,864,416	73,575
	United Utilities Group plc	5,646,636	73,370
*	Wise plc Class A	6,206,563	72,551
	BT Group plc	52,104,262	72,110
	Centrica plc	44,567,242	71,845
	Croda International plc	1,151,650	71,259
	Whitbread plc	1,636,511	68,419
	Severn Trent plc	2,182,085	68,088
[1]	Auto Trader Group plc	7,314,695	64,595
	Mondi plc	3,641,863	64,145
	Smiths Group plc	2,874,079	59,575
	Intermediate Capital Group plc	2,299,244	59,554
	DCC plc	816,927	59,436
	B&M European Value Retail SA	8,278,276	57,069
	Weir Group plc	2,141,492	54,703
	Marks & Spencer Group plc	16,268,114	54,480
	DS Smith plc	10,599,425	53,020
	Entain plc	5,250,181	52,686

		Shares	Market Value ($000)
	Berkeley Group Holdings plc	861,976	51,788
	Coca-Cola HBC AG	1,626,140	51,386
	Land Securities Group plc	6,108,573	50,737
	Diploma plc	1,078,727	50,669
	Taylor Wimpey plc	29,027,979	50,186
	M&G plc	17,992,692	50,080
	Howden Joinery Group plc	4,348,289	49,776
	J Sainsbury plc	14,311,056	48,864
[1]	ConvaTec Group plc	13,499,772	48,769
	Kingfisher plc	15,472,495	48,696
	IMI plc	2,122,115	48,615
	Barratt Developments plc	8,095,253	48,588
	Beazley plc	5,480,512	46,085
	Rightmove plc	6,588,219	45,665
	Burberry Group plc	2,947,033	45,079
	Vistry Group plc	2,843,303	44,149
	Hiscox Ltd.	2,777,394	43,510
	Persimmon plc	2,624,048	43,508
	Phoenix Group Holdings plc	6,077,216	42,434
	LondonMetric Property plc	15,637,062	40,128
	British Land Co. plc	7,653,493	38,183
	RS Group plc	3,907,393	35,827
	UNITE Group plc	2,868,791	35,488
	Spectris plc	842,368	35,051
	JD Sports Fashion plc	20,406,090	34,667
	Games Workshop Group plc	271,006	34,346
	Investec plc	5,078,172	34,045
	Johnson Matthey plc	1,486,467	33,592
	Bellway plc	998,806	33,506
	Schroders plc	6,969,911	33,113
	Man Group plc	9,735,264	32,843
	Hikma Pharmaceuticals plc	1,332,748	32,240
	Tritax Big Box REIT plc	15,794,198	31,401
*,2	TUI AG	3,701,788	30,488
	Endeavour Mining plc	1,500,778	30,454
	Greggs plc	830,608	30,129
*	International Consolidated Airlines Group SA	13,399,575	29,880
	Rotork plc	7,080,504	29,400
	Hargreaves Lansdown plc	3,130,894	29,058
*	Ocado Group plc	5,015,454	28,763
	ITV plc	30,791,087	28,735
	Inchcape plc	3,099,130	28,374
	IG Group Holdings plc	2,920,858	26,950
	Abrdn plc	15,057,007	26,822
*	Direct Line Insurance Group plc	10,861,091	26,730
	St. James's Place plc	4,480,415	26,285
	Tate & Lyle plc	3,339,254	26,006
	Virgin Money UK plc	9,366,216	25,290
	Derwent London plc	913,998	25,045
	Cranswick plc	443,899	22,972
	easyJet plc	3,077,350	22,151
*	Indivior plc	1,020,470	21,808
	Serco Group plc	9,003,855	21,558
	Balfour Beatty plc	4,458,327	21,511
	Grafton Group plc GDR	1,681,588	21,259
	Britvic plc	2,039,877	21,127
	Big Yellow Group plc	1,555,878	20,875
	Softcat plc	1,020,695	20,504

		Shares	Market Value ($000)
	Shaftesbury Capital plc	11,285,972	20,486
	Drax Group plc	3,190,456	20,243
	Grainger plc	6,084,733	19,787
	Computacenter plc	580,497	19,736
	QinetiQ Group plc	4,263,754	19,641
	Pennon Group plc	2,377,315	19,414
	Redrow plc	2,219,044	18,610
	Bank of Georgia Group plc	292,276	18,599
	Harbour Energy plc	5,319,236	18,525
*	Darktrace plc	3,335,296	18,410
	TP ICAP Group plc	6,460,163	18,364
*,1	Network International Holdings plc	3,695,582	18,329
	4imprint Group plc	229,538	18,325
	SSP Group plc	6,494,472	17,933
*	Carnival plc	1,201,634	17,516
*,1	Trainline plc	3,742,533	17,488
	WH Smith plc	1,031,063	17,171
	TBC Bank Group plc	416,172	16,882
	Safestore Holdings plc	1,754,137	16,737
	Hill & Smith plc	660,233	16,309
	Travis Perkins plc	1,760,071	16,201
	Energean plc	1,166,326	16,094
*	International Distributions Services plc	5,562,029	16,077
	Lancashire Holdings Ltd.	2,001,982	15,616
	Hays plc	13,055,910	15,588
	OSB Group plc	3,257,773	15,563
	Paragon Banking Group plc	1,752,115	15,276
[1]	Quilter plc	11,264,615	15,241
*,1	Deliveroo plc	10,107,907	15,104
	Renishaw plc	282,000	15,086
	Savills plc	1,100,952	14,834
*	Playtech plc	2,539,712	14,782
	Plus500 Ltd.	646,033	14,722
	Pagegroup plc	2,586,124	14,638
	Mitie Group plc	11,019,111	14,581
*	IWG plc	5,900,541	14,349
	Domino's Pizza Group plc	3,289,000	14,290
*	Ascential plc	3,637,835	13,927
	Babcock International Group plc	2,095,719	13,753
	Centamin plc	9,617,569	13,697
	Sirius Real Estate Ltd.	11,064,886	13,679
	Bodycote plc	1,552,148	13,604
	Pets at Home Group plc	3,983,579	13,501
	Coats Group plc	13,121,101	13,427
	Dunelm Group plc	932,995	13,369
	Primary Health Properties plc	10,811,839	12,821
	Assura plc	23,954,507	12,787
[1]	JTC plc	1,223,611	12,700
	Firstgroup plc	5,365,040	12,224
	Genus plc	545,174	12,127
	Hammerson plc	31,907,372	12,025
[1]	Airtel Africa plc	8,927,764	11,937
	Breedon Group plc	2,464,380	11,934
	Victrex plc	720,827	11,825
	Moneysupermarket.com Group plc	4,262,419	11,822
	Telecom Plus plc	572,601	11,782
	Spirent Communications plc	4,655,759	11,778
	Oxford Instruments plc	438,167	11,711

		Shares	Market Value ($000)
	Just Group plc	8,471,721	11,240
	Vesuvius plc	1,746,182	10,893
	Dowlais Group plc	11,053,435	10,888
*	Frasers Group plc	1,042,323	10,696
	Bytes Technology Group plc (XLON)	1,654,579	10,677
	Genuit Group plc	1,919,095	10,660
	Chemring Group plc	2,311,049	10,568
	Clarkson plc	205,385	10,402
	Morgan Sindall Group plc	352,002	10,308
	Premier Foods plc	5,369,023	10,112
	Supermarket Income REIT plc	10,258,029	10,054
	Rathbones Group plc	487,155	9,521
	Ashmore Group plc	3,792,294	9,387
	Kainos Group plc	765,570	9,362
	AJ Bell plc	2,421,478	9,215
*	John Wood Group plc	5,521,075	9,210
	Fresnillo plc	1,534,167	9,086
*	Elementis plc	4,813,452	9,017
	Redde Northgate plc	1,858,749	8,937
	Volution Group plc	1,574,245	8,614
	Great Portland Estates plc	1,750,107	8,582
*,1	Watches of Switzerland Group plc	1,889,862	8,548
	Morgan Advanced Materials plc	2,311,856	8,308
	IntegraFin Holdings plc	2,337,177	8,183
	Keller Group plc	596,096	7,885
	Senior plc	3,514,491	7,846
*	Oxford Nanopore Technologies plc	5,031,240	7,713
	Workspace Group plc	1,174,710	7,604
*	Helios Towers plc	6,321,225	7,530
	Future plc	937,176	7,257
*,1	Trustpilot Group plc	2,812,592	7,050
	Hilton Food Group plc	658,981	6,998
*,2	THG plc	7,846,641	6,841
	Rhi Magnesita NV	153,114	6,814
[2]	C&C Group plc	3,250,714	6,708
[1]	Spire Healthcare Group plc	2,281,880	6,674
*	J D Wetherspoon plc	717,584	6,650
[1]	Bridgepoint Group plc	2,032,143	6,650
	Close Brothers Group plc	1,233,106	6,513
	Marshalls plc	1,871,388	6,480
[1]	Ibstock plc	3,201,822	6,089
*	Greencore Group plc	4,042,339	6,078
*	Currys plc	7,920,851	6,071
	Ninety One plc	2,783,802	5,996
*	Mitchells & Butlers plc	2,080,362	5,925
*	Auction Technology Group plc	735,320	5,734
*,2	PureTech Health plc	2,045,840	5,733
[1]	Petershill Partners plc	2,322,460	5,536
	Essentra plc	2,416,967	5,369
	Dr. Martens plc	4,766,209	5,293
*,1	Aston Martin Lagonda Global Holdings plc	2,470,838	5,282
	UK Commercial Property REIT Ltd.	5,894,634	5,199
*	Alphawave IP Group plc	2,350,464	5,193
	AG Barr plc	680,296	4,999
	Crest Nicholson Holdings plc	2,019,563	4,917
*	Moonpig Group plc	2,303,951	4,917
[1]	TI Fluid Systems plc	2,661,039	4,841
	IP Group plc	7,894,016	4,748

		Shares	Market Value ($000)
	Balanced Commercial Property Trust Ltd.	4,485,329	4,616
[2]	Diversified Energy Co. plc	380,914	4,567
	Liontrust Asset Management plc	517,975	4,394
*	Molten Ventures plc	1,474,568	4,390
*	Hochschild Mining plc	2,607,510	4,180
	Wickes Group plc	2,115,524	4,149
	Jupiter Fund Management plc	3,492,068	3,908
	NCC Group plc	2,474,454	3,882
	Mobico Group plc	4,406,658	3,868
*,2	Tullow Oil plc	9,441,853	3,700
	Picton Property Income Ltd.	4,440,730	3,652
	Halfords Group plc	1,750,309	3,535
*	AO World plc	2,780,707	3,530
*	Synthomer plc	974,099	3,205
*	888 Holdings plc	2,878,434	3,197
	FDM Group Holdings plc	708,608	3,078
*,3	Home REIT plc	5,987,549	2,875
*,2	ASOS plc	554,242	2,674
*	S4 Capital plc	4,017,517	2,668
[1]	CMC Markets plc	830,180	2,279
*	Capita plc	13,392,925	2,230
	Helical plc	832,796	2,185
	PZ Cussons plc	1,869,846	2,109
*	SIG plc	5,396,840	1,990
[1]	Bakkavor Group plc	1,195,501	1,629
	Ithaca Energy plc	916,760	1,540
*	Rank Group plc	1,686,460	1,465
	Vanquis Banking Group plc	2,166,612	1,443
	CLS Holdings plc	1,319,199	1,431
	Ferrexpo plc	2,332,309	1,285
*,3	Evraz plc	4,134,463	—
*,3	NMC Health plc	510,606	—
*,1,3	Finablr plc	1,120,022	—
*,3	Carillion plc	2,500,529	—
			23,704,575
United States (0.0%)
*	Seadrill Ltd.	385,389	19,328
	Gen Digital Inc.	91	2
			19,330
Total Common Stocks (Cost $148,446,350)			188,554,407
Preferred Stocks (0.5%)
	Samsung Electronics Co. Ltd. Preference Shares	6,808,853	339,845
	Volkswagen AG Preference Shares	1,664,608	220,767
	Henkel AG & Co. KGaA Preference Shares	1,345,627	108,156
*,2	Sartorius AG Preference Shares	203,765	80,917
	Bayerische Motoren Werke AG Preference Shares	471,595	50,603
	Hyundai Motor Co. Preference Shares (XKRX)	286,767	33,421
	FUCHS SE Preference Shares	564,768	27,980
	Hyundai Motor Co. Preference Shares	182,503	21,443
*	Grifols SA Preference Shares Class B (XMAD)	2,306,910	15,215
	LG Chem Ltd. Preference Shares	63,121	14,083
*	Telecom Italia SpA Preference Shares	49,745,961	12,233
	Sixt SE Preference Shares	134,546	9,871
	Danieli & C Officine Meccaniche SpA Preference Shares	299,677	7,901
	Samsung Fire & Marine Insurance Co. Ltd. (XKRX) Preference Shares	31,697	5,508
	LG Electronics Inc. Preference Shares	153,165	5,277

		Shares	Market Value ($000)
	Draegerwerk AG & Co. KGaA Preference Shares	71,214	3,916
	Samsung SDI Co. Ltd. Preference Shares	15,739	3,173
	LG H&H Co. Ltd. Preference Shares	21,708	2,740
	Amorepacific Corp. (XKRX) Preference Shares	90,788	2,464
	Daishin Securities Co. Ltd. Preference Shares	188,928	2,053
	CJ CheilJedang Corp. Preference Shares	18,855	1,936
	Corem Property Group AB Preference Shares	73,970	1,620
	Hanwha Corp. Preference Shares	140,238	1,581
	Mirae Asset Securities Co. Ltd. (XKRX) Preference Shares	229,377	638
Total Preferred Stocks (Cost $852,590)			973,341
Rights (0.0%)
*,3	AHL Strom-Munksjo OYJ	70,191	1,351
*	Foosung Co. Ltd. Exp. 4/11/24	62,788	61
*	Dawonsys Co. Ltd. Exp. 4/23/24	23,538	59
Total Rights (Cost $1,129)			1,471
Warrants (0.0%)
*,2,3	Webuild SpA Exp. 8/2/30	196,679	183
*,2	Paradigm Biopharmaceuticals Ltd. Exp. 11/30/24	127,344	4
*,2	PointsBet Holdings Ltd. Exp. 7/8/24	79,796	—
*,3	Constellation Software Inc. Exp. 3/31/40	152,472	—
Total Warrants (Cost $—)			187
Temporary Cash Investments (1.9%)
Money Market Fund (1.9%)
[4,5]	Vanguard Market Liquidity Fund, 5.407% (Cost $3,525,686)	35,266,586	3,525,953
Total Investments (100.9%) (Cost $152,825,755)			193,055,359
Other Assets and Liabilities—Net (-0.9%)			(1,653,774)
Net Assets (100%)			191,401,585
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the aggregate value was $3,137,203,000, representing 1.6% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,709,183,000.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $2,932,743,000 was received for securities on loan.
GDR—Global Depositary Receipt.
Ptg. Ctf.—Participating Certificates.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2024	377	100,065	563
Euro Stoxx 50 Index	June 2024	10,532	573,235	12,929
FTSE 100 Index	June 2024	2,954	297,824	9,308
S&P ASX 200 Index	June 2024	1,828	236,784	6,307
S&P TSX 60 Index	June 2024	1,166	230,936	3,476
Topix Index	June 2024	2,578	471,731	13,608
				46,191

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
State Street Bank & Trust Co.	6/20/24	AUD	147,787	USD	98,031	—	(1,506)
UBS AG	6/20/24	AUD	112,763	USD	73,731	—	(82)
Morgan Stanley Capital Services Inc.	6/20/24	AUD	21,602	USD	14,334	—	(225)
Toronto-Dominion Bank	6/20/24	CAD	262,543	USD	195,060	—	(1,012)
Deutsche Bank AG	6/20/24	CHF	74,560	USD	85,169	—	(1,749)
State Street Bank & Trust Co.	4/2/24	CHF	14,126	USD	15,598	69	—
State Street Bank & Trust Co.	4/3/24	DKK	70,000	USD	10,122	4	—
BNP Paribas	6/20/24	EUR	154,095	USD	169,184	—	(2,393)
Morgan Stanley Capital Services Inc.	6/20/24	EUR	154,095	USD	168,801	—	(2,009)
Royal Bank of Canada	6/20/24	EUR	151,795	USD	166,598	—	(2,296)
Toronto-Dominion Bank	6/20/24	EUR	32,616	USD	35,836	—	(532)
UBS AG	6/20/24	GBP	125,814	USD	160,768	—	(1,905)
UBS AG	6/20/24	JPY	44,029,679	USD	302,360	—	(7,872)
BNP Paribas	6/20/24	JPY	3,993,040	USD	27,434	—	(727)
Toronto-Dominion Bank	7/2/24	JPY	1,460,250	USD	9,906	—	(122)
State Street Bank & Trust Co.	6/20/24	USD	111,012	CHF	96,298	3,270	—
UBS AG	6/20/24	USD	110,856	CHF	96,298	3,115	—
BNP Paribas	6/20/24	USD	92,806	CHF	80,658	2,564	—
JPMorgan Chase Bank, N.A.	6/20/24	USD	28,063	DKK	190,400	410	—
JPMorgan Chase Bank, N.A.	6/20/24	USD	90,791	EUR	83,639	260	—
Deutsche Bank AG	6/20/24	USD	64,575	EUR	59,405	276	—
JPMorgan Chase Bank, N.A.	6/20/24	USD	18,123	GBP	14,344	11	—
State Street Bank & Trust Co.	6/20/24	USD	13,781	HKD	107,513	12	—
State Street Bank & Trust Co.	4/2/24	USD	1,353	HKD	10,586	1	—
BNP Paribas	6/20/24	USD	108,591	JPY	16,230,919	32	—
JPMorgan Chase Bank, N.A.	6/20/24	USD	67,944	JPY	10,151,923	45	—
UBS AG	6/20/24	USD	61,223	JPY	9,151,847	12	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
State Street Bank & Trust Co.	6/20/24	USD	26,840	JPY	4,012,138	5	—
State Street Bank & Trust Co.	6/20/24	USD	50,079	KRW	65,425,183	1,391	—
Standard Chartered Bank	6/20/24	USD	6,356	KRW	8,536,952	3	—
State Street Bank & Trust Co.	6/20/24	USD	15,062	NOK	157,024	570	—
JPMorgan Chase Bank, N.A.	4/2/24	USD	2,361	NZD	3,934	10	—
Deutsche Bank AG	6/20/24	USD	40,604	SEK	414,519	1,748	—
HSBC Bank plc	6/20/24	USD	6,228	SGD	8,251	95	—
						13,903	(22,430)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
JPY—Japanese yen.
KRW—Korean won.
NOK—Norwegian krone.
NZD—New Zealand dollar.
SEK—Swedish krona.
SGD—Singapore dollar.
USD—U.S. dollar.

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Hanwha Ocean Co.	7/31/24	GSI	5,076	(3.824)	7	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
GSI—Goldman Sachs International.
At March 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $4,609,000 and cash of $500,000 in connection with open forward currency contracts and open over-the-counter swap contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.  Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
F.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	18,166,965	170,357,409	30,033	188,554,407
Preferred Stocks	—	973,341	—	973,341
Rights	61	59	1,351	1,471
Warrants	4	—	183	187
Temporary Cash Investments	3,525,953	—	—	3,525,953
Total	21,692,983	171,330,809	31,567	193,055,359
Derivative Financial Instruments
Assets
Futures Contracts[1]	46,191	—	—	46,191
Forward Currency Contracts	—	13,903	—	13,903
Swap Contracts	—	7	—	7
Total	46,191	13,910	—	60,101
Liabilities
Forward Currency Contracts	—	22,430	—	22,430
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.